SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT (No. 2-79910)
UNDER THE SECURITIES ACT OF 1933             [X]
Pre-Effective Amendment No.
Post-Effective Amendment No. 33              [X]
and
REGISTRATION STATEMENT (No. 811-3587)
UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
Amendment No. 33                             [X]

Fidelity Financial Trust
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number:  617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
( ) immediately upon filing pursuant to paragraph (b).
( ) on (                               ) pursuant to paragraph (b).
( ) 60 days after filing pursuant to paragraph (a)(1).
(X) on (January 29, 1999) pursuant to paragraph (a)(1) of Rule 485.
( ) 75 days after filing pursuant to paragraph (a)(2).
( ) on (            ) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Like securities of all mutual
funds, these securities have
not been approved or
disapproved by the Securities
and Exchange Commission,
and the Securities and
Exchange Commission has not
determined if this prospectus
is accurate or complete. Any
representation to the contrary
is a criminal offense.

FIDELITY
EQUITY-INCOME II
FUND
(fund number 319, trading symbol FEQTX)

PROSPECTUS
JANUARY 29,1999

(fidelity_logo_graphic)(REGISTERED TRADEMARK)
82 Devonshire Street, Boston, MA 02109

CONTENTS

FUND SUMMARY             3    INVESTMENT SUMMARY

                         3    PERFORMANCE

                         4    FEE TABLE

FUND BASICS              6    INVESTMENT DETAILS

                         8    VALUING SHARES

SHAREHOLDER INFORMATION  5    BUYING AND SELLING SHARES

                         10   EXCHANGING SHARES

                         10   ACCOUNT FEATURES AND POLICIES

                         13   DIVIDENDS AND CAPITAL GAINS
                              DISTRIBUTIONS

                         13   TAX CONSEQUENCES

FUND SERVICES            13   FUND MANAGEMENT

                              FUND DISTRIBUTION

APPENDIX                 14   FINANCIAL HIGHLIGHTS

FUND SUMMARY

INVESTMENT DETAILS

INVESTMENT SUMMARY
INVESTMENT OBJECTIVE. Equity-Income II seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund looks for a yield that exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index (S&P 500(registered trademark)).
PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company's (FMR)'s principal investment strategies include:
(small solid bullet) Investing at least 65% of total assets in income-producing equity securities.
(small solid bullet) Investing in domestic and foreign issuers.
(small solid bullet) Potentially investing in other types of equity securities and debt securities including lower-quality debt securities.
(small solid bullet) Emphasizing stocks that have more "value" characteristics than "growth" characteristics.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.
(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
(small solid bullet) "VALUE" INVESTING. "Value" stocks can perform differently than the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

EQUITY-INCOME II

CALENDAR YEARS  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %


PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR EQUITY-INCOME II, THE
HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING,____)
AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING,____).

AVERAGE ANNUAL RETURNS
FOR THE PERIODS ENDED
DECEMBER 31, 1998                            PAST 1  PAST 5  LIFE OFA
                                             YEAR    YEARS   FUND

EQUITY-INCOME II                              %       %       %

S&P 500                                       %       %       %

EQUITY INCOME FUNDS AVERAGE                   %       %       %

A FROM JANUARY 1, 1991.

The S&P 500 is a market capitalization-weighted index of common stocks.
The Lipper Equity Income Funds Average reflects the performance
(excluding sales charges) of mutual funds with similar objectives.

FEE TABLE
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. [The annual fund operating expenses provided below are based on historical expenses, adjusted to reflect current fees.] [The annual fund operating expenses provided below are higher than the expenses actually paid by the fund as a result of the payment or reduction of certain expenses during the period.] [The annual fund operating expenses provided below are based on historical expenses.]

SHAREHOLDER FEES (PAID BY THE INVESTOR)
SALES CHARGE (LOAD) ON        NONE
PURCHASES
AND REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE         NONE
(LOAD) ON REDEMPTIONS

ANNUAL ACCOUNT                $12.00
MAINTENANCE FEE (FOR
ACCOUNTS UNDER $2,500)

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE             %

DISTRIBUTION AND SERVICE   NONE
(12B-1) FEE

OTHER EXPENSES             %

TOTAL ANNUAL FUND          %
OPERATING EXPENSES

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __%.]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

FUND BASICS

INVESTMENT DETAILS

INVESTMENT OBJECTIVE:
EQUITY-INCOME II seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund looks for a yield that exceeds the composite yield on the securities comprising the S&P 500.

PRINCIPAL INVESTMENT STRATEGIES:
FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.
FMR's emphasis on above-average income-producing equity securities tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES:
EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.
DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

PRINCIPAL INVESTMENT RISKS:
Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. The fund's reaction to these developments will be affected by the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of the fund, they could be worth more or less than what you paid for them. The following factors may significantly affect the fund's performance:
STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.
FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.
ISSUER SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.
"VALUE" INVESTING. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.
In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance.

FUNDAMENTAL INVESTMENT POLICIES
The policies discussed below are fundamental, that is, subject to change only by shareholder approval.
The fund seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund looks for a yield that exceeds the composite yield on the securities comprising the S&P 500.

VALUING SHARES
The fund's net asset value (NAV) is the value of a single share.
The fund is open for business each day the New York Stock Exchange
(NYSE) is open. Fidelity(Registered trademark) normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The fund's assets are valued as of this time for the purpose of computing the fund's NAV.
To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.
The fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. In these circumstances, the security's valuation may differ from the generally expected valuation.

SHAREHOLDER INFORMATION

BUYING AND SELLING SHARES

GENERAL INFORMATION
Fidelity Investments(Registered trademark) was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services, Inc. (FBSI). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.
For account, product and service information, please use the following Web site and phone numbers:
(small solid bullet) For information over the Internet, visit
Fidelity's Web site at                 www.fidelity.com.
(small solid bullet) For accessing account information automatically by phone, use TouchTone Xpress(registered trademark), 1-800-544-5555. (small solid bullet) For exchanges and redemptions, 1-800-544-7777. (small solid bullet) For account assistance, 1-800-544-6666.
(small solid bullet) For mutual fund and retirement information, 1-800-544-8888.
(small solid bullet) For brokerage information, 1-800-544-7272.
(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time),
Please use the following addresses:

BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517

You may buy or sell shares of the fund through a retirement account or an investment professional. If you invest through a retirement account or an investment professional, the procedures for buying, selling and exchanging shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in the fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.
Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.
The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS

RETIREMENT
FOR TAX-ADVANTAGED RETIREMENT SAVINGS
(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)
(solid bullet) ROTH IRAS
(solid bullet) ROTH CONVERSION IRAS
(solid bullet) ROLLOVER IRAS
(solid bullet) 401(K) PLANS, AND CERTAIN OTHEr 401(A)-QUALIFIED PLANS (solid bullet) KEOGH PLANS
(solid bullet) SIMPLE IRAS
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS)
(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)
(solid bullet) 403(B) CUSTODIAL ACCOUNTS
(solid bullet) DEFERRED COMPENSATION PLANS (457 PLANS)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST
FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS

BUYING SHARES
The price to buy one share of the fund is the fund's NAV. The fund's shares are sold without a sales charge.
Your shares will be bought at the next NAV calculated after your investment is received in proper form.
Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity Funds, and accounts under common ownership or control.
The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
When you place an order to buy shares, note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

MINIMUMS
TO OPEN AN ACCOUNT                        $2,500
For certain Fidelity retirement accountsA $500
TO ADD TO AN ACCOUNT                      $250
Through regular investment plans          $100
MINIMUM BALANCE                           $2,000
For certain Fidelity retirement accountsA $500

A FIDELITY TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.

There is no minimum account balance or initial or subsequent purchases minimum for purchases through Fidelity Portfolio Advisory Services, a qualified state tuition program, certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, the fund may waive or lower purchase minimums in other circumstances.
SM

KEY
INFORMATION

PHONE                 TO OPEN AN ACCOUNT
1-800-544-7777        (BULLET) EXCHANGE
                      FROM ANOTHER FIDELITY FUND.
                      TO ADD TO AN ACCOUNT
                      (BULLET) EXCHANGE
                      FROM ANOTHER FIDELITY FUND.
                      (BULLET) USE
                      FIDELITY MONEY LINE(REGISTERED TRADEMARK) TO TRANSFER FROM
                      YOUR BANK ACCOUNT.

INTERNET              TO OPEN AN ACCOUNT
WWW.FIDELITY.COM      (BULLET) COMPLETE
                      AND SIGN THE APPLICATION. MAKE YOUR
                      CHECK PAYABLE TO THE COMPLETE NAME
                      OF THE FUND. MAIL TO THE ADDRESS UNDER
                      "MAIL" BELOW.
                      TO ADD TO AN ACCOUNT
                      (BULLET) EXCHANGE
                      FROM ANOTHER FIDELITY FUND.
                      (BULLET) USE
                      FIDELITY MONEY LINE TO TRANSFER FROM
                      YOUR BANK ACCOUNT.

MAIL                  TO OPEN AN ACCOUNT
FIDELITY INVESTMENTS  (BULLET) COMPLETE
P.O. BOX 770001       AND SIGN THE APPLICATION. MAKE YOUR
CINCINNATI, OH        CHECK PAYABLE TO THE COMPLETE NAME
45277-0002            OF THE FUND. MAIL TO THE ADDRESS AT
                      LEFT.
                      TO ADD TO AN ACCOUNT
                      (BULLET) MAKE YOUR
                      CHECK PAYABLE TO THE COMPLETE NAME
                      OF THE FUND. INDICATE YOUR FUND
                      ACCOUNT NUMBER ON YOUR CHECK AND
                      MAIL TO THE ADDRESS AT LEFT.
                      (BULLET) EXCHANGE
                      FROM ANOTHER FIDELITY FUND. SEND A
                      LETTER OF INSTRUCTION TO THE ADDRESS AT
                      LEFT, INCLUDING YOUR NAME, THE FUNDS'
                      NAMES, THE FUND ACCOUNT NUMBERS,
                      AND THE DOLLAR AMOUNT OR NUMBER OF
                      SHARES TO BE EXCHANGED.

IN PERSON             TO OPEN AN ACCOUNT
                      (BULLET) BRING YOUR
                      APPLICATION AND CHECK TO A FIDELITY
                      INVESTOR CENTER. CALL 1-800-544-9797
                      FOR THE CENTER NEAREST YOU.
                      TO ADD TO AN ACCOUNT
                      (BULLET) BRING YOUR
                      CHECK TO A FIDELITY INVESTOR CENTER.
                      CALL 1-800-544-9797 FOR THE CENTER
                      NEAREST YOU.

WIRE                  TO OPEN AN ACCOUNT
                      (BULLET) CALL
                      1-800-544-7777 TO SET UP YOUR
                      ACCOUNT AND TO ARRANGE A WIRE
                      TRANSACTION.
                      (BULLET) WIRE
                      WITHIN 24 HOURS TO: BANKERS TRUST
                      COMPANY, BANK ROUTING #
                      021001033, ACCOUNT # 00163053.
                      (BULLET) SPECIFY
                      THE COMPLETE NAME OF THE FUND AND
                      INCLUDE YOUR NEW FUND ACCOUNT
                      NUMBER AND YOUR NAME.
                      TO ADD TO AN ACCOUNT
                      (BULLET) WIRE TO:
                      BANKERS TRUST COMPANY, BANK ROUTING
                      # 021001033, ACCOUNT #
                      00163053.
                      (BULLET) SPECIFY
                      THE COMPLETE NAME OF THE FUND AND
                      INCLUDE YOUR FUND ACCOUNT NUMBER AND
                      YOUR NAME.

AUTOMATICALLY         TO OPEN AN ACCOUNT
                      (BULLET) NOT
                      AVAILABLE.
                      TO ADD TO AN ACCOUNT
                      (BULLET) USE
                      FIDELITY AUTOMATIC ACCOUNT BUILDER(REGISTERED TRADEMARK)
                      OR DIRECT DEPOSIT.
                      (BULLET) USE
                      FIDELITY AUTOMATIC EXCHANGE SERVICE TO
                      EXCHANGE FROM A FIDELITY MONEY
                      MARKET FUND.


SELLING SHARES
The price to sell one share of the fund is the fund's NAV.
Your shares will be sold at the next NAV calculated after your order is received in proper form.
Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to sell more than $100,000 worth of shares;
(small solid bullet) Your account registration has changed within the last 30 days;
(small solid bullet) The check is being mailed to a different address than the one on your account (record address);
(small solid bullet) The check is being made payable to someone other than the account owner; or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
When you place an order to sell shares, note the following:
(small solid bullet) If you are selling some but not all of your shares, leave at least $2,000 worth of shares in the account to keep it open ($500 for retirement accounts), except accounts not subject to account minimums.
(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.
(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until investments credited to your account have been received and collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. (small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of the fund.
(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.
(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY
INFORMATION

PHONE                  (BULLET) CALL THE
1-800-544-7777         PHONE NUMBER AT LEFT TO INITIATE A WIRE
                       TRANSACTION OR TO REQUEST A CHECK FOR
                       YOUR REDEMPTION.
                       (BULLET) USE FIDELITY
                       MONEY LINE TO TRANSFER TO YOUR BANK
                       ACCOUNT.
                       (BULLET) EXCHANGE
                       TO ANOTHER FIDELITY FUND. CALL THE PHONE
                       NUMBER AT LEFT.

INTERNET               (BULLET) EXCHANGE
WWW.FIDELITY.COM       TO ANOTHER FIDELITY FUND.
                       (BULLET) USE
                       FIDELITY MONEY LINE TO TRANSFER TO YOUR
                       BANK ACCOUNT.

MAIL                   INDIVIDUAL, JOINT TENANT,
FIDELITY INVESTMENTS   SOLE PROPRIETORSHIP,
P.O. BOX 660602        UGMA, UTMA
DALLAS, TX 75266-0602  (BULLET) SEND A
                       LETTER OF INSTRUCTION TO THE ADDRESS AT
                       LEFT, INCLUDING YOUR NAME, THE FUND'S
                       NAME, YOUR FUND ACCOUNT NUMBER, AND
                       THE DOLLAR AMOUNT OR NUMBER OF SHARES
                       TO BE SOLD. THE LETTER OF INSTRUCTION
                       MUST BE SIGNED BY ALL PERSONS REQUIRED
                       TO SIGN FOR TRANSACTIONS, EXACTLY AS
                       THEIR NAMES APPEAR ON THE ACCOUNT.
                       RETIREMENT ACCOUNT
                       (BULLET) THE
                       ACCOUNT OWNER SHOULD COMPLETE A
                       RETIREMENT DISTRIBUTION FORM. CALL
                       1-800-544-6666 TO REQUEST ONE.
                       TRUST
                       (BULLET) SEND A
                       LETTER OF INSTRUCTION TO THE ADDRESS AT
                       LEFT, INCLUDING THE TRUST'S NAME, THE
                       FUND'S NAME, THE TRUST'S FUND ACCOUNT
                       NUMBER, AND THE DOLLAR AMOUNT OR
                       NUMBER OF SHARES TO BE SOLD. THE
                       TRUSTEE MUST SIGN THE LETTER OF INSTRUCTION
                       INDICATING CAPACITY AS TRUSTEE. IF THE
                       TRUSTEE'S NAME IS NOT IN THE ACCOUNT
                       REGISTRATION, PROVIDE A COPY OF THE TRUST
                       DOCUMENT CERTIFIED WITHIN THE LAST 60
                       DAYS.
                       BUSINESS OR ORGANIZATION
                       (BULLET) SEND A
                       LETTER OF INSTRUCTION TO THE ADDRESS AT
                       LEFT, INCLUDING THE FIRM'S NAME, THE
                       FUND'S NAME, THE FIRM'S FUND ACCOUNT
                       NUMBER, AND THE DOLLAR AMOUNT OR
                       NUMBER OF SHARES TO BE SOLD. AT LEAST
                       ONE PERSON AUTHORIZED BY CORPORATE
                       RESOLUTION TO ACT ON THE ACCOUNT MUST
                       SIGN THE LETTER OF INSTRUCTION.
                       (BULLET) INCLUDE A
                       CORPORATE RESOLUTION WITH CORPORATE
                       SEAL OR A SIGNATURE GUARANTEE.
                       EXECUTOR, ADMINISTRATOR,
                       CONSERVATOR, GUARDIAN
                       (BULLET) CALL
                       1-800-544-6666 FOR INSTRUCTIONS.

IN PERSON              INDIVIDUAL, JOINT TENANT,
                       SOLE PROPRIETORSHIP,
                       UGMA, UTMA
                       (BULLET) BRING A
                       LETTER OF INSTRUCTION TO A FIDELITY
                       INVESTOR CENTER. CALL 1-800-544-9797
                       FOR THE CENTER NEAREST YOU. THE LETTER
                       OF INSTRUCTION MUST BE SIGNED BY ALL
                       PERSONS REQUIRED TO SIGN FOR
                       TRANSACTIONS, EXACTLY AS THEIR NAMES
                       APPEAR ON THE ACCOUNT.
                       RETIREMENT ACCOUNT
                       (BULLET) THE
                       ACCOUNT OWNER SHOULD COMPLETE A
                       RETIREMENT DISTRIBUTION FORM. VISIT A
                       FIDELITY INVESTOR CENTER TO REQUEST
                       ONE. CALL 1-800-544-9797 FOR THE
                       CENTER NEAREST YOU.
                       TRUST
                       (BULLET) BRING A
                       LETTER OF INSTRUCTION TO A FIDELITY
                       INVESTOR CENTER. CALL 1-800-544-9797
                       FOR THE CENTER NEAREST YOU. THE TRUSTEE
                       MUST SIGN THE LETTER OF INSTRUCTION
                       INDICATING CAPACITY AS TRUSTEE. IF THE
                       TRUSTEE'S NAME IS NOT IN THE ACCOUNT
                       REGISTRATION, PROVIDE A COPY OF THE TRUST
                       DOCUMENT CERTIFIED WITHIN THE LAST 60
                       DAYS.
                       BUSINESS OR ORGANIZATION
                       (BULLET) BRING A
                       LETTER OF INSTRUCTION TO A FIDELITY
                       INVESTOR CENTER. CALL 1-800-544-9797
                       FOR THE CENTER NEAREST YOU. AT LEAST
                       ONE PERSON AUTHORIZED BY CORPORATE
                       RESOLUTION TO ACT ON THE ACCOUNT MUST
                       SIGN THE LETTER OF INSTRUCTION.
                       (BULLET) INCLUDE A
                       CORPORATE RESOLUTION WITH CORPORATE
                       SEAL OR A SIGNATURE GUARANTEE.
                       EXECUTOR, ADMINISTRATOR,
                       CONSERVATOR, GUARDIAN
                       (BULLET) VISIT A
                       FIDELITY INVESTOR CENTER FOR
                       INSTRUCTIONS. CALL 1-800-544-9797 FOR
                       THE CENTER NEAREST YOU.

AUTOMATICALLY          (BULLET) USE
                       PERSONAL WITHDRAWAL SERVICE TO SET UP
                       PERIODIC REDEMPTIONS FROM YOUR
                       ACCOUNT.

EXCHANGING SHARES
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
As a shareholder, you have the privilege of exchanging shares of the fund for shares of other Fidelity funds.
However, you should note the following policies and restrictions governing exchanges:
(small solid bullet) The fund you are exchanging into must be available for sale in your state.
(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund, read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) The fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year.
(small solid bullet) The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) The fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
The fund may terminate or modify the exchange privilege in the future. Other funds may have different exchange restrictions, and may impose administrative fees of up to 1.00% and trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES
FEATURES
The following features are available to buy and sell shares of the fund.
AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

FIDELITY AUTOMATIC ACCOUNT BUILDER
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND
MINIMUM  FREQUENCY             PROCEDURES
$100     MONTHLY OR QUARTERLY  (BULLET) TO SET UP FOR A NEW
                               ACCOUNT, COMPLETE THE APPROPRIATE
                               SECTION ON THE FUND APPLICATION.
                               (BULLET) TO SET UP FOR EXISTING
                               ACCOUNTS, CALL 1-800-544-6666 OR
                               VISIT FIDELITY'S WEB SITE FOR AN
                               APPLICATION.
                               (BULLET) TO MAKE CHANGES, CALL
                               1-800-544-6666 AT LEAST THREE
                               BUSINESS DAYS PRIOR TO YOUR NEXT
                               SCHEDULED INVESTMENT DATE.


DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A
FIDELITY FUNDA
MINIMUM  FREQUENCY         PROCEDURES
$100     Every pay period  (bullet) To set up for a new
                           account, check the appropriate box
                           on the fund application.
                           (bullet) To set up for an
                           existing account, call
                           1-800-544-6666 or visit Fidelity's
                           Web site for an authorization form.
                           (bullet) To make changes you
                           will need a new authorization
                           form. Call 1-800-544-6666 or
                           visit Fidelity's Web site to obtain
                           one.

A BECAUSE ITS SHARE PRICE FLUCTUATES, THE FUND MAY NOT BE AN
APPROPRIATE CHOICE FOR DIRECT DEPOSIT OF YOUR ENTIRE CHECK.

FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY
FUND

MINIMUM  FREQUENCY                           PROCEDURES
$100     MONTHLY, BIMONTHLY, QUARTERLY, OR   (BULLET) TO SET UP, CALL
         ANNUALLY                            1-800-544-6666 AFTER BOTH
                                             ACCOUNTS ARE OPENED.
                                             (BULLET) TO MAKE CHANGES, CALL
                                             1-800-544-6666 AT LEAST THREE
                                             BUSINESS DAYS PRIOR TO YOUR NEXT
                                             SCHEDULED EXCHANGE DATE.


PERSONAL WITHDRAWAL SERVICE
TO SET UP PERIODIC REDEMPTIONS FROM YOUR FUND ACCOUNT TO YOU OR TO YOUR BANK ACCOUNT.
FREQUENCY  PROCEDURES
MONTHLY    (BULLET) TO SET UP, CALL
           1-800-544-6666.
           (BULLET) TO MAKE CHANGES, CALL
           FIDELITY AT 1-800-544-6666 AT
           LEAST THREE BUSINESS DAYS PRIOR TO
           YOUR NEXT SCHEDULED WITHDRAWAL
           DATE.

OTHER FEATURES. The following other features are also available to buy and sell shares of the fund.

WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.
     (BULLET) YOU MUST SIGN UP FOR
     THE WIRE FEATURE BEFORE USING IT.
     COMPLETE THE APPROPRIATE SECTION
     ON THE APPLICATION WHEN OPENING
     YOUR ACCOUNT, OR CALL
     1-800-544-7777 TO ADD THE
     FEATURE AFTER YOUR ACCOUNT IS
     OPENED. CALL 1-800-544-7777
     BEFORE YOUR FIRST USE TO VERIFY THAT
     THIS FEATURE IS SET UP ON YOUR
     ACCOUNT.

     (BULLET) TO SELL SHARES BY WIRE,
     YOU MUST DESIGNATE THE U.S.
     COMMERCIAL BANK ACCOUNT(S) INTO
     WHICH YOU WISH THE REDEMPTION
     PROCEEDS DEPOSITED.

FIDELITY MONEY LINE
TO TRANSFER MONEY BY PHONE BETWEEN YOUR BANK ACCOUNT AND YOUR FUND
ACCOUNT.
     (BULLET) YOU MUST SIGN UP FOR
     THE MONEY LINE FEATURE BEFORE
     USING IT. COMPLETE THE APPROPRIATE
     SECTION ON THE APPLICATION AND THEN
     CALL 1-800-544-7777 OR VISIT
     FIDELITY'S WEB SITE BEFORE YOUR FIRST
     USE TO VERIFY THAT THIS FEATURE IS SET
     UP ON YOUR ACCOUNT.
     (BULLET) MOST TRANSFERS ARE
     COMPLETE WITHIN THREE BUSINESS
     DAYS OF YOUR CALL.
     (BULLET) MAXIMUM PURCHASE:
     $100,000

FIDELITY ON-LINE XPRESS+(Registered trademark)
TO MANAGE YOUR INVESTMENTS THROUGH YOUR PC.
     CALL 1-800-544-7272 OR VISIT
     FIDELITY'S WEB SITE FOR MORE
     INFORMATION.
     (BULLET) FOR ACCOUNT BALANCES
     AND HOLDINGS;
     (BULLET) TO REVIEW RECENT
     ACCOUNT HISTORY;
     (BULLET) FOR MUTUAL FUND AND
     BROKERAGE TRADING; AND
     (BULLET) FOR ACCESS TO RESEARCH
     AND ANALYSIS TOOLS.

FIDELITY WEB XPRESS(registered trademark)
TO ACCESS AND MANAGE YOUR ACCOUNT OVER THE INTERNET AT FIDELITY'S WEB
SITE.
     (BULLET) FOR ACCOUNT BALANCES
     AND HOLDINGS;
     (BULLET) TO REVIEW RECENT
     ACCOUNT HISTORY;
     (BULLET) TO OBTAIN QUOTES;
     (BULLET) FOR MUTUAL FUND AND
     BROKERAGE TRADING; AND
     (BULLET) TO ACCESS THIRD-PARTY
     RESEARCH ON COMPANIES, STOCKS,
     MUTUAL FUNDS AND THE MARKET.

TOUCHTONE XPRESS
TO ACCESS AND MANAGE YOUR ACCOUNT AUTOMATICALLY BY PHONE.
     CALL 1-800-544-5555
     (BULLET) FOR ACCOUNT BALANCES
     AND HOLDINGS;
     (BULLET) FOR MUTUAL FUND AND
     BROKERAGE TRADING;
     (BULLET) TO OBTAIN QUOTES;
     (BULLET) TO REVIEW ORDERS AND
     MUTUAL FUND ACTIVITY; AND
     (BULLET) TO CHANGE YOUR
     PERSONAL IDENTIFICATION NUMBER
     (PIN).

POLICIES
The following policies apply to you as a shareholder.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
(small solid bullet) Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
(small solid bullet) Financial reports (every six months).
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in the fund. Call Fidelity if you need additional copies of financial reports, prospectuses or historical account information.
Electronic copies of most financial reports and prospectuses are available at Fidelity's Web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's Web site for more information.
You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.
When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.
Fidelity may deduct an ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
If your ACCOUNT BALANCE falls below $2,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed. Fidelity may charge a FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.
The fund normally pays dividends in March, June, September, and December. The fund normally pays capital gains distributions in January and December.

DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. The following options may be available for the fund's distributions:
1. REINVESTMENT OPTION. Your dividends and capital gains distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gains distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.
3. CASH OPTION. Your dividends and capital gains distributions will be paid in cash.
4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gains distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.
Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity .
If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES
As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.
TAXES ON DISTRIBUTIONS. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.
If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.
Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.
TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES

FUND MANAGEMENT
Equity-Income II is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.
FMR is the fund's manager.
As of __, FMR had $__ billion in discretionary assets under management.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
The fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised the fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on the fund.
Bettina Doulton is Vice President and manager of Equity-Income II, which she has managed since December 1996. She also manages another Fidelity fund. Since joining Fidelity in 1986, Ms. Doulton has worked as a research assistant, analyst and manager.
Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions. The fund pays a management fee to FMR.
The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.
For November 1998, the group fee rate was __%. The individual fund fee rate is __%.
The total management fee for the fiscal year ended November 30, 1998 was __% of the fund's average net assets.
FMR pays FMR U.K. and FMR Far East for providing assistance with investment advisory services.
FMR may, from time to time, agree to reimburse the fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease the fund's expenses and boost its performance.
[As of November 30, 1998 approximately ____% of the fund's total outstanding shares were held by FMR/FMR and [an] FMR affiliate[s]/[an] FMR affiliate[s]].]

FUND DISTRIBUTION
Fidelity Distributors Corporation, Inc. (FDC) distributes the fund's shares.
The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other services-providers, that provide those services. Currently, the Board of Trustees has authorized such payments.
To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.
FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell or to buy shares of the fund to any person to whom it is unlawful to make such offer.

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the fund's financial history for the past 5 years. Certain information reflects financial results for a single fund share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by [_______], independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's Annual Report. A free copy of the Annual Report is available upon request.

[Financial Highlights to be filed by subsequent amendment.]


You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of recent market conditions and the fund's investment strategies, performance and holdings.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-800-544-8888 or visit Fidelity's Web site at www.fidelity.com.

The SAI, the fund's annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-3587

Fidelity Investments & (Pyramid) Design, Fidelity, Fidelity
Investments, TouchTone Xpress, Fidelity Money Line, Fidelity Automatic Account Builder, Fidelity On-Line Xpress+, Fidelity Web Xpress, and Directed Dividends are registered trademarks of FMR Corp.

Portfolio Advisory Services is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.703933.101. EII-pro- 0199


FIDELITY EQUITY-INCOME II
A FUND OF FIDELITY FINANCIAL TRUST
STATEMENT OF ADDITIONAL INFORMATION
   JANUARY 29, 1999

This Statement of Additional Information (SAI) is not a prospectus. Portions of the fund's Annual Report are incorporated herein. The Annual Report is supplied with this SAI.
To obtain a free additional copy of the Prospectus, dated    January
29, 1999    , or an Annual Report, please call Fidelity(registered
trademark) at 1-800-544-8888 or visit Fidelity's Web site at www.fidelity.com.

TABLE OF CONTENTS                     PAGE

INVESTMENT POLICIES AND               18
LIMITATIONS

PORTFOLIO TRANSACTIONS                23

VALUATION                             24

PERFORMANCE                           25

ADDITIONAL PURCHASE, EXCHANGE         27
AND REDEMPTION INFORMATION

DISTRIBUTIONS AND TAXES               27

TRUSTEES AND OFFICERS                 27

   CONTROL OF INVESTMENT ADVISER      21

MANAGEMENT CONTRACT                   30

   DISTRIBUTION SERVICES              32

   TRANSFER AND SERVICE AGENT         32
   AGREEMENTS

DESCRIPTION OF THE TRUST              33

FINANCIAL STATEMENTS                  33

APPENDIX                              34

       EII   -ptb-0199
   1.539778.101

(fidelity_logo_graphic)(REGISTERED TRADEMARK)
82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the
securities of any issuer (other than    securities     issued or
guaranteed by the    U.S. Government     or any of its agencies or
instrumentalities,    or securities of other investment companies    )
if, as a result   ,     (a) more than 5% of the fund's total assets
would be invested in the securities of    that     issuer, or (b) the
fund would hold more than 10% of the    outstanding     voting
securities of    that     issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount
not exceeding 33 1/3%        of its total assets (including the amount
borrowed) less liabilities (other than borrowings). Any borrowings
that come to exceed    this amoun    t will be reduced within three
days    (not including     Sundays and holidays) to the extent
necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(5) purchase the securities of any issuer (other than securities
issued or guaranteed by the    U.S.     Government or any of its
agencies or instrumentalities if, as a result, more than 25% of the fund's total assets would be invested in the securities of
   companies whose     principal business activities    are     in the
same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (for this purpose, purchasing debt securities and engaging in repurchase agreements do not constitute lending).
   (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
   (vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page __.
   The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal.
AFFILIATED BANK TRANSACTIONS.    A     fund may engage in transactions
with financial institutions that are, or may be considered to be,
"affiliated persons" of the fund under the    1940 Act    . These
transactions may    involve     repurchase agreements with custodian
banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
ASSET-BACKED SECURITIES    represent interests in pools of mortgages,
loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In
addition, these securities may be subject to prepayment risk    .
       BORROWING.    The fund may borrow from banks or from other
funds advised by FMR or its affiliates, or through reverse repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
   CASH MANAGEMENT. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market funds. Generally, these securities offer less potential for gains than other types of securities.
   CENTRAL CASH FUNDS are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity and diversification of their investments.
       COMMON STOCK represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, owners of bonds and preferred stock take precedence over the claims of those who own common stock.
       CONVERTIBLE SECURITIES    are bonds, debentures, notes,
preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.
   Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
   DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and asset-backed securities.
EXPOSURE TO FOREIGN MARKETS.    Foreign securities, foreign
currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.
Foreign investments involve risks relating to local political,
economic,    regulatory    , or social instability, military action or
unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S.
dollars, or other government intervention.    Additionally,
governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the
conditions for payment be renegotiated.     There is no assurance that
FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
   It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.
   Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.
American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate
actions. ADRs are alternative   s     to directly purchasing the
underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
   The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.
FOREIGN CURRENCY TRANSACTIONS. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and
complete the contemplated currency exchange   .
The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.
A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.
Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times. FUND'S RIGHTS AS A SHAREHOLDER. The fund does not intend to direct or
administer the day-to-day operations of any company.    A     fund,
however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's
investment in the company. The activities    in which     a fund may
engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing
third   -    party takeover efforts. This area of corporate activity
is increasingly prone to litigation and it is possible that    a
fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual
liability if    a     fund is involved in litigation. No guarantee can
be made, however, that litigation against a fund will not be undertaken or liabilities incurred.
FUTURES AND OPTIONS. The following    paragraphs     pertain to
futures and options: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
COMBINED POSITIONS    involve purchasing     and    writing
options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of
the overall position. For example,    purchasing     a put option and
   writing     a call option on the same underlying    instrument
would     construct a combined position whose risk and return
characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's
current or anticipated investments exactly.    A     fund may invest
in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in
which    the fund     typically invests, which involves a risk that
the options or futures position will not track the performance of the fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match
a     fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price
fluctuation limits or trading halts.    A     fund may purchase or
sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.
FUTURES CONTRACTS.    In purchasing     a futures contract,    the
buyer     agrees to purchase a specified underlying instrument at a
specified future date. In selling a futures contract,    the seller
    agrees to sell    a specified     underlying instrument at a
specified future date. The price at which the purchase and sale will
take place is fixed when the    buyer and seller     enter into the
contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500(registered trademark)). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore,
purchasing futures contracts will tend to increase    a     fund's
exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument
directly. When    a     fund sells a futures contract, by contrast,
the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of
a     fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The fund intends to comply with Rule
4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums.
In addition, the fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would
exceed 25% of its total assets    under normal conditions;     or (c)
purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the fund's investments in futures contracts and options, and the fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or
expiration regardless of changes in its value. As a result,    a
    fund's access to other assets held to cover its options or futures positions could also be impaired.
OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed
above.    A     fund may purchase and sell currency futures and may
purchase and write currency options to increase or decrease its
exposure to different foreign currencies.    Currency options     may
also    be purchased or written     in conjunction with each other or
with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but
may not reflect other factors that affect the value o   f a     fund's
investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not
protect    a     fund against a price decline resulting from
deterioration in the issuer's creditworthiness. Because the value of
   a     fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this
type of arrangement allows the    purchaser or writer     greater
flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the
   purchaser     obtains the right (but not the obligation) to sell
the option's underlying instrument at a fixed strike price. In return
for this right, the    purchaser     pays the current market price for
the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of
securities prices, and futures contracts. The    purchaser     may
terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the
   purchaser     will lose the entire premium. If the    option is
exercised    , the    purchaser     completes the sale of the
underlying instrument at the strike price.    A purchaser     may also
terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS.    The writer of a put or call
option     takes the opposite side of the transaction from the
option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to
exercise it.    The write    r may seek to terminate a position in a
put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for
a put option, however,    the writer     must continue to be prepared
to pay the strike price while the option is outstanding, regardless of
price changes.    When writing an option on a futures contract, a fund
will be required to make margin payments to an FCM as described above for futures contracts.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates the    writer     to sell or deliver
the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID SECURITIES cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are
valued.    Difficulty in selling securities may result in a loss or
may be costly to a fund    . Under the supervision of the Board of
Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a
market and (4)    the nature of the security and the market in which
it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).
       INDEXED SECURITIES    are instruments whose prices are indexed
to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
   Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.
   Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes
in the United States and abroad.    Indexed securities may be more
volatile than the underlying instruments    . Indexed securities
are    also     subject to the credit risks associated with the issuer
of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive
order issued by the SEC, a fund    may     lend money to, and borrow
money from, other funds advised by FMR or its affiliates.    A
fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements, and will borrow through the program only when the costs are equal to or
lower than the cost of bank loans.    Interfund loans and borrowings
normally extend overnight, but can have a maximum duration of seven
days. Loans may be called on one day's notice. A     fund may have to
borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
   INVESTMENT-GRADE DEBT SECURITIES. Investment-grade debt securities are medium and high-quality securities. Some may possess speculative characteristics and may be sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch IBCA Inc., or is unrated but considered to be of equivalent quality by FMR.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of
interest and    repayment of principal    . If scheduled interest or
principal payments are not made, the value of the    instrument
may     be adversely affected. Loans that are fully secured
   provide     more protections than an unsecured loan in the event of
   failure to make     scheduled interest or    principal
payments.     However, there is no assurance that the liquidation of
collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional
risks   .     For example, if a loan is foreclosed, the
   purchase    r could become part owner of any collateral, and would
bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging
legal theories of lender liability,    a purchaser could be held
liable as a co-lender    . Direct debt instruments may also involve a
risk of insolvency of the lending bank or other intermediary   .
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms
of the loan or other indebtedness, the    purchaser     has direct
recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general
creditors, the    purchaser might     incur certain costs and delays
in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate
purchasers to make additional cash    payments     on demand. These
commitments may have the effect of requiring    a purchaser     to
increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it
unlikely that the amount will ever be repaid   .
The fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see the fund's
   investment limitations)    . For purposes of these limitations,
a     fund generally will treat the borrower as the "issuer" of
indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
LOWER-QUALITY DEBT SECURITIES.    Lower-quality debt securities have
poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can
adversely affect the prices at which the former are sold   .
    Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.
   Because     the risk of default is higher for lower-quality debt
securities, FMR's research and credit analysis are an especially
important part of managing securities of this    type    . FMR will
attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.
   A     fund may choose, at its expense or in conjunction with
others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
       MORTGAGE SECURITIES    are issued by government and
non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.
       Fannie Maes and Freddie Macs    are pass-through securities
issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.
   The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.
   In order to earn additional income for a fund, FMR may use a trading strategy that involves selling mortgage securities and simultaneously agreeing to purchase similar securities on a later date at a set price. This trading strategy may result in an increased portfolio turnover rate which increases costs and may increase taxable gains.
       PREFERRED STOCK    is a class of equity or ownership in an
issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, owners of bonds take precedence over the claims of those who own preferred and common stock.
       REAL ESTATE INVESTMENT TRUSTS.    Equity real estate investment
trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.
REPURCHASE AGREEMENTS    involve an agreement to purchase a security
and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The fund will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
   RESTRICTED SECURITIES are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be
costly to a fund. Restricted securities generally     can be sold in
privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered
public offering. Where registration is required, the    holder of a
registered security     may be obligated to pay all or part of the
registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the
   holder     might obtain a less favorable price than prevailed when
it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement,
   a     fund sells a    security     to another party, such as a bank
or broker-dealer, in return for cash and agrees to repurchase    that
security at an agreed-upon price     and time. The fund will enter
into reverse repurchase agreements with parties whose creditworthiness
has been    reviewed and     found satisfactory by FMR. Such
transactions may increase fluctuations in the market value of
   fund     assets and may be viewed as a form of leverage.
   SECURITIES OF OTHER INVESTMENT COMPANIES, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.
   The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.
SECURITIES LENDING.    A     fund may lend securities to parties such
as broker-dealers or    other institutions    , including Fidelity
Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange and a subsidiary of FMR Corp.
Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income.
   Because     there may be delays in the recovery of loaned
securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk.
FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
Cash received through loan transactions may be invested in    other
eligible securities    . Investing this cash subjects that investment,
as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
SHORT SALES.    Stocks     underlying    a fund's     convertible
security    holdings can be sold short    . For example, if FMR
anticipates a decline in the price of the stock underlying a
convertible security    held by     a    fund    , it may sell the
stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. The fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.
A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while
the short sale is outstanding.    A     fund will incur transaction
costs, including interest expenses, in connection with opening, maintaining, and closing short sales.
SWAP AGREEMENTS can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many
different forms and are known by a variety of    names    .
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.
The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors
that determine the amounts of payments due to and from    a     fund.
If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.
   A     fund    may     be able to eliminate its exposure under
a     swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.
   TEMPORARY DEFENSIVE POLICIES. The fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
WARRANTS. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.
Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.
   ZERO COUPON BONDS do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of the fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of transaction orders for other investment companies and
   investmen    t accounts for which it or its affiliates act as
investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the
reasonableness of any commissions;    and, if applicable,
arrangements for payment of fund    expenses.
   If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contract"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.
   Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.
The fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other
   investment     accounts over which FMR or its affiliates exercise
investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and
performance of investment accounts;    and     effect securities
transactions and perform functions incidental thereto (such as clearance and settlement).
   The selection of such broker-dealers for transactions in equity securities is generally made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided.
   For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.
The receipt of research from broker-dealers that execute transactions on behalf of a fund may be useful to FMR in rendering investment management services to that fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to a fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
   Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.
Subject to applicable limitations of the federal securities laws, the fund may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to that fund or its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
   To the extent permitted by applicable law, FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC (FBSJ), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.
FMR may allocate brokerage transactions to broker-dealers
   (including affiliates of FMR)     who have entered into
arrangements with FMR under which the broker-dealer allocates a
portion of the commissions paid by a fund toward    the reduction
of    that     fund's expenses. The transaction quality must, however,
be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions
for    investment     accounts which they or their affiliates manage,
unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
The Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
For the fiscal periods ended November 30, 1998, and 1997, the fund's portfolio turnover rate was ___% and ___%, respectively.
[Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in FMR's investment outlook.]
For the fiscal years ended November 1998, 1997 and 1996, the fund paid brokerage commissions of $________, $_________ and $________, respectively. Significant changes in brokerage commissions paid by the fund from year to year may result from changing asset levels throughout the year. The fund may pay both commissions and spreads in connection with the placement of portfolio transactions.
[During the fiscal years ended November 1998, 1997 and 1996, the fund paid brokerage commissions of $_______, $_______ and $_______, respectively, to NFSC. NFSC is paid on a commission basis. During the fiscal year ended November 1998, this amounted to approximately __% of the aggregate brokerage commissions paid by the fund for transactions involving approximately __% of the aggregate dollar amount of transactions for which the fund paid brokerage commissions.] [The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFSC is a result of the low commission rates charged by NFSC.] [NFSC has used a portion of the commissions paid by the fund to reduce that fund's custodian or transfer agent fees.]
[During the fiscal years ended November 1998, November 1997 and November 1996, the fund paid brokerage commissions of $_____, $_____ and $_____, respectively, to FBS. FBS is paid on a commission basis. During the fiscal year ended November 1998, this amounted to approximately __% of the aggregate brokerage commissions paid by the fund for transactions involving approximately __% of the aggregate dollar amount of transactions for which the fund paid brokerage commissions.] [The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, FBS is a result of the low commission rates charged by FBS.] [FBS has used a portion of the commissions paid by the fund to reduce that fund's custodian or transfer agent fees.]
During the fiscal year ended November, 1998, the fund paid $   __
in brokerage commissions to firms that provided research services
involving approximately $   __     of transactions. The provision of
research services was not necessarily a factor in the placement of all this business with such firms.
   The Trustees of the fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the fund from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwriting.
From time to time the Trustees will review whether the recapture for the benefit of the fund of some portion of the brokerage commissions or similar fees paid by the fund on portfolio transactions is legally permissible and advisable. The fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the fund to seek such recapture.
Although the Trustees and officers of the fund are substantially the
same as those of other funds managed by FMR    or its affiliates,
investment decisions for the fund are made independently from those of
other funds managed by FMR or    investment     accounts managed by
FMR affiliates. It sometimes happens that the same security is held in
the portfolio of more than one of these funds or    investment
accounts. Simultaneous transactions are inevitable when several funds
and    investment     accounts are managed by the same investment
adviser, particularly when the same security is suitable for the
investment objective of more than one fund or    investment
    account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to the fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION
   The fund's net asset value (NAV) is the value of a single share. The NAV of the fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated
quote or    closing     bid price normally is used. Securities of
other open-end investment companies are valued at their respective
NAVs.
Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
   Independent     brokers or quotation services    provide prices
of    foreign     securities in their local currency.    Fidelity
Service Company, Inc. (FSC    ) gathers all exchange rates daily at
the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs
after the close of an exchange    or market     on which that security
is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.
Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate
current value   .
The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more
accurately reflect the fair market value of such securities.    For
example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

PERFORMANCE
The fund may quote performance in various ways. All performance information supplied by the fund in advertising is historical and is not intended to indicate future returns. The fund's share price,
yield,    if available    , and total return fluctuate in response to
market conditions and other factors, and the value of fund shares when redeemed may be more or less than their original cost.
YIELD CALCULATIONS. Yields for the fund are computed by dividing the fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the fund's NAV at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For the fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and then are converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.
Income calculated for the purposes of calculating the fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, the fund's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
In calculating the fund's yield, a fund may from time to time use a portfolio security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing the fund's yield.
Yield information may be useful in reviewing the fund's performance and in providing a basis for comparison with other investment alternatives. However, the fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates the fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of the fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's
NAV over a stated period.    A cumulative total return reflects actual
performance over a stated period of tim    e. Average annual total
returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or
after-tax basis. Total    returns may or may not include the effect of
the fund's small account fee. Excluding the fund's small account fee from a total return calculation produces a higher total return figure.
Total     returns, yields,    if applicable    , and other performance
information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using the fund's NAVs, adjusted
NAVs, and benchmark    indexes     may be used to exhibit performance.
An adjusted NAV includes any distributions paid by the fund and reflects all elements of its return. Unless otherwise indicated, the fund's adjusted NAVs are not adjusted for sales charges, if any.
MOVING AVERAGES.    A     fund may illustrate performance using moving
averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average. On November 27, 1998, the 13-week and 39-week long-term moving averages were $__ and $__, respectively.
       CALCULATING HISTORICAL FUND RESULTS.    The following table
shows performance for the fund calculated including certain fund expenses.
HISTORICAL FUND RESULTS. The following table shows the fund's total
return for    the fiscal     period ended November 30,    1998    .


            Average Annual                   Cumulative
            Total Returns                    Total Returns

            One              Five   Life of  One            Five   Life of
            Year             Years  Fund*    Year           Years  Fund*



Equity-Inc   %                %      %        %              %      %
ome II


 * From August 21, 1990 (commencement of operations).

The following table shows the income and capital elements of the fund's cumulative total return. The table compares the fund's return to the record of the S&P 500, the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for the fund. The S&P 500 and DJIA comparisons are provided to show how the fund's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. The fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike the fund's returns, do not include the effect of brokerage commissions or other costs of investing.
During the period from August 21, 1990 (commencement of operations) to
November 30,    1998,     a hypothetical $10,000 investment in
Equity-Income II would have grown to $______, assuming all
distributions were reinvested.    Total returns are based on past
results and are not an indication of future performance. Tax consequences of different investments have not been factored into the figures below.

FIDELITY                                                      INDEXES
EQUITY-IN
COME II
FUND

Fiscal Year  Value of    Value of       Value of       Total  S&P 500  DJIA  Cost of
Ended        Initial     Reinvested     Reinvested     Value                 Living**
             $10,000     Dividend       Capital Gain
             Investment  Distributions  Distributions


1998         $           $              $              $      $        $     $

1997         $           $              $              $      $        $     $

1996         $           $              $              $      $        $     $

1995         $           $              $              $      $        $     $

1994         $           $              $              $      $        $     $

1993         $           $              $              $      $        $     $

1992         $           $              $              $      $        $     $

1991         $           $              $              $      $        $     $

1990*        $           $              $              $      $        $     $


* From August 21, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in the fund on August 21, 1990, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   ______    . If distributions had
not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period
would have amounted to $   ______     for dividends and $   _____
for capital gain distributions.

PERFORMANCE COMPARISONS. The fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. In addition to the mutual fund rankings, the fund's performance may be compared to stock, bond,
and money market mutual fund performance    indexes     prepared by
Lipper or other organizations. When comparing these    indexes    , it
is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, the fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
The fund's performance may also be compared to that of    the
benchmark index representing the universe of securities in which the
fund may invest. The total return of    the     index reflects
reinvestment of all dividends and capital gains paid by securities included in the index. Unlike the fund's returns, however, the index's returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
The fund may compare its performance to that of the S&P 500, a
   market capitalization weighted     index of common stocks.
The fund may be compared in advertising to Certificates of Deposit
(CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, the fund may offer greater liquidity or higher potential returns than CDs, the fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance
to that of other compilations or    indexes     that may be developed
and made available in the future.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.
The fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager. VOLATILITY. The fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, the fund may also discuss or illustrate examples of interest rate sensitivity.
MOMENTUM INDICATORS indicate the fund's price movements over specific periods of time. Each point on the momentum indicator represents the fund's percentage change in price movements over that period.
The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
The fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of November 30,    1998,     FMR advised over $   __     billion in
municipal fund assets, $__ billion in taxable fixed-income fund
assets, $   __     billion in money market fund assets, $___ billion
in equity fund assets, $   __     billion in international fund
assets, and $   ___     billion in Spartan fund assets. The fund may
reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

DISTRIBUTIONS AND TAXES
DIVIDENDS. A portion of the fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the fund's income is derived from qualifying dividends. Because the fund may earn other types of income, such as
interest, short-term capital gains, and non-qualifying dividends   ,
the percentage of dividends from the fund that qualifies for the deduction generally will be less than 100%. A portion of the fund's dividends derived from certain U.S. Government securities and securities of certain other investment companies may be exempt from state and local taxation.
CAPITAL GAINS DISTRIBUTIONS.    The fund's capital gains distributions
are federally taxable to shareholders at a rate based generally on the length of time the securities on which the gain was realized were held, regardless of the length of time those shares on which the distribution is received have been held.
[As of November 30, 1998, the fund had a capital loss carryforward
aggregating approximately $   ____.     This loss carryforward, of
which $   ___    , $   ___    , and $   ___    will expire on November
30, 199_,    ____    , and    ____     , respectively, is available to
offset future capital gains.]
       RETURNS OF CAPITAL.    If the fund's distributions exceed its
taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.
FOREIGN TAX    CREDIT OR DEDUCTION    . Foreign governments may
withhold taxes on dividends and interest    earned by the fund with
respect to foreign securities.     Foreign governments may also impose
taxes on other payments or gains with respect to foreign securities.
   Because the fund does not currently anticipate that securities of foreign issuers will constitute more than 50% of its total assets at the end of its fiscal year, shareholders should not expect to be eligible to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.
TAX STATUS OF THE FUND. The fund intends to qualify each year as a
"regulated investment company"    under Subchapter M of the Internal
Revenue Code     so that it will not be liable for federal tax on
income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax
consequences.    It is up to you or your tax preparer to determine
whether the sale of shares of the fund resulted in a capital gain or
loss or other tax consequence to you    . In addition to federal
income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board, and executive officers of
the trust are listed below.    The Board of Trustees governs the fund
and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and
review the fund's performance    . Except as indicated, each
individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for
other funds advised by FMR    or its affiliates    . The business
address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments(registered trademark), P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d    (68    ), Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman
and a Director of Fidelity Investments Money Management,    Inc.
(1998) , Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
J. GARY BURKHEAD    (57    ), Member of the Advisory Board (1997), is
Vice Chairman and a Member of the Board of Directors of FMR Corp.
(1997) and President of Fidelity Personal Investments and Brokerage Group (1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.
RALPH F. COX (   66    ), Trustee, is President of RABAR Enterprises
(management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS    (66    ), Trustee. Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
ROBERT M. GATES (55), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National
Security Advisor.    Mr. Gates is a Director of LucasVarity PLC
(automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates also is a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America..
E. BRADLEY JONES (   71    ), Trustee. Prior to his retirement in
1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (66), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of National Arts Stabilization Inc., Chairman of the Board of Trustees of the Greenwich Hospital Association,
   Director of the Yale-New Haven Health Services Corp. (1998)    , a
Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH    (55)    , Trustee, is Vice Chairman and Director of
FMR. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund(registered trademark) and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
WILLIAM O. McCOY (   65    ), Trustee (1997), is the Vice President of
Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH (   70    ), Trustee and Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.
MARVIN L. MANN (65), Trustee (1993), is Chairman of the Board   ,
    of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993), Imation Corp.
(imaging and information storage, 1997   ).
*ROBERT C. POZEN    (52    ), Trustee (1997) and Senior Vice
President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management,
Inc.    (1998    ), Fidelity Management & Research (U.K.) Inc. (1997),
and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
THOMAS R. WILLIAMS (   70    ), Trustee, is President of The Wales
Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants,
1992).
RICHARD A. SPILLANE, JR.    (47    ), is Vice President of certain
Equity Funds and Senior Vice President of FMR (1997). Since joining Fidelity, Mr. Spillane is Chief Investment Officer for Fidelity International, Limited. Prior to that position, Mr. Spillane served as Director of Research.
BETTINA DOULTON (   34    ), is Vice President of Fidelity
Equity-Income II (1996), and other funds advised by FMR. Since 1993, Ms. Doulton has managed a variety of Fidelity funds. Previously, she served as an equity analyst and research assistant.
ERIC D. ROITER (   50    ), Secretary (1998), is Vice President (1998)
and General Counsel of FMR (1998). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997). Prior to joining Fidelity, Mr. Roiter was a partner at Debevoise & Plimpton (1981-1997) and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981).
RICHARD A. SILVER (   51    ), Treasurer (1997), is Treasurer of the
Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
JOHN H. COSTELLO (   52    ), Assistant Treasurer, is an employee of
FMR.
LEONARD M. RUSH    (52    ), Assistant Treasurer (1994), is an
employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of the fund for his
or her services for the fiscal year ended November 30,    1998    , or
calendar year ended December 31, 1997, as applicable.

COMPENSATION
TABLE

Trustees                 Aggregate       Total
and                      Compensation    Compensation
Members of the           from            from the
Advisory Board           Equity-Income   Fund Complex*
                         II[B,]C         A
                         [,+]

J. Gary Burkhead **      $ 0             $ 0

Ralph F. Cox             $               $ 214,500

Phyllis Burke Davis      $               $ 210,000

Robert M. Gates          $               $176,000

Edward C. Johnson 3d **  $ 0             $ 0

E. Bradley Jones         $               $ 211,500

Donald J. Kirk           $               $ 211,500

Peter S. Lynch **        $ 0             $ 0

William O. McCoy         $               $ 214,500

Gerald C. McDonough      $               $ 264,500

Marvin L. Mann           $               $ 214,500

Robert C. Pozen**        $ 0             $ 0

Thomas R. Williams       $                $214,500

* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.
** Interested Trustees of the fund and Mr. Burkhead are compensated by FMR.
A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.
[B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.]
[C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__]
[D Certain of the non-interested Trustee's aggregate compensation from the fund includes accrued voluntary deferred compensation as follows.]

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the
Plan are    subject to vesting and are     treated as though
equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
[As of November 30, 1998, approximately __% of the fund's total outstanding shares was held by FMR [and] [an] FMR affiliate[s]]. FMR Corp. is the ultimate parent company of [FMR] [and] [this/these] FMR affiliate[s]. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Adviser[s]" section on page ___, Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of the fund's shares, the Trustees, Members of the Advisory Board, and officers of the fund owned, in the aggregate, less than __% of the fund's total outstanding shares.]
[As of November 30, 1998, the Trustees, Members of the Advisory Board, and officers of the fund owned, in the aggregate, less than __% of the fund's total outstanding shares.]
[As of November 30, 1998, the following owned of record or beneficially 5% or more (up to and including 25%) of the fund's outstanding shares:]
[As of November 30, 1998, approximately ____% of the fund's total outstanding shares were held by __________.]
[A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.]

   CONTROL OF INVESTMENT ADVISER
   FMR Corp., organized in 1972, is the ultimate parent company of FMR, FMR U.K. and FMR Far East. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
   At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
   Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.

MANAGEMENT CONTRACT
   The fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.
MANAGEMENT SERVICES.        Under the terms of its management contract
with the fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.
MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, and pricing and bookkeeping agent, and
securities lending agent,    as applicable,     the fund pays all of
its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
MANAGEMENT FEE. For the services of FMR under the management contract, the fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

GROUP FEE RATE               EFFECTIVE ANNUAL FEE
SCHEDULE                     RATES

Average Group    Annualized  Group Net              Effective Annual Fee
Assets            Rate       Assets                 Rate

 0 - $3 billion  .5200%       $ 0.5 billion         .5200%

 3 - 6           .4900         25                   .4238

 6 - 9           .4600         50                   .3823

 9 - 12          .4300         75                   .3626

 12 - 15         .4000         100                  .3512

 15 - 18         .3850          125                 .3430

 18 - 21         .3700         150                  .3371

 21 - 24         .3600         175                  .3325

 24 - 30         .3500         200                  .3284

 30 - 36         .3450         225                  .3249

 36 - 42         .3400         250                  .3219

 42 - 48         .3350         275                  .3190

 48 - 66         .3250         300                  .3163

 66 - 84         .3200         325                  .3137

 84 - 102        .3150         350                  .3113

 102 - 138       .3100         375                  .3090

 138 - 174       .3050         400                  .3067

 174 - 210       .3000         425                  .3046

 210 - 246       .2950         450                  .3024

 246 - 282       .2900         475                  .3003

 282 - 318       .2850         500                  .2982

 318 - 354       .2800         525                  .2962

 354 - 390       .2750         550                  .2942

 390 - 426       .2700

 426 - 462       .2650

 462 - 498       .2600

 498 - 534       .2550

 Over 534        .2500

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $___ billion of group net assets - the approximate level for November 1998 - was __%, which is the weighted average of the respective fee rates for each level of group net assets up to $__ billion.
The fund's individual fund fee rate is 0.20%. Based on the average group net assets of the funds advised by FMR for November 1998, the fund's annual management fee rate would be calculated as follows:

                  Group Fee Rate       Individual Fund Fee Rate       Management
                                                                      Fee Rate

Equity-Income II  0.___%          +    0.20___%                  =    0.___%




One-twelfth of    the     management fee rate,    as applicable    ,
is applied to    the     fund's    average     net assets for the
month, giving a dollar amount which is the fee for that month.
For the fiscal years ended November 30, 1998, 1997, and 1996, the fund paid FMR management fees of $_________, $____________, and $__________, respectively.
   During the reporting period, FMR voluntarily modified the breakpoints in the group fee rate schedule on January 1, 1996 to provide for lower management fee rates as FMR's assets under management increase.
FMR may, from time to time, voluntarily reimburse all or a portion of the fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses), which is subject to revision or termination. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements by FMR will increase the fund's total returns and yield, and repayment of the reimbursement by the fund will lower its total returns and yield.
SUB-ADVISERS. On behalf of Equity-Income II, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.
On behalf of the fund, FMR may also grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the fund.
Under the sub-advisory agreements FMR pays the fees of FMR U.K. and FMR Far East. For providing non-discretionary investment advice and research services, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
On behalf of the fund, for providing discretionary investment management and executing portfolio transactions, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee rate with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
[For investment advice and research services, no fees were paid to the sub-advisers by FMR on behalf of the fund for the past three fiscal years.]
[For providing investment advice and research services, fees paid to the sub-advisers by FMR on behalf of Fidelity Equity-Income II Fund for the past three fiscal years are shown in the table below.]

Fiscal Year Ended
November 30        FMR U.K.  FMR Far East

1998_              $         $

1997_              $         $

1996_              $         $

[For discretionary investment management and execution of portfolio transactions, no fees were paid to the sub-advisers by FMR on behalf of the fund for the past three fiscal years.]
[For discretionary investment management and execution of portfolio transactions, fees paid to the sub-advisers on behalf of the fund for the past three fiscal years are shown in the table below.]

DISTRIBUTION SERVICES
   The fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
The Trustees have approved a Distribution and Service Plan on behalf of the fund pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Trustees, allows the fund and FMR to incur certain expenses that might be considered to constitute indirect payment by the fund of distribution expenses.
Under the Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for
expenses incurred in connection with    providing services intended to
result in     the    sale     of fund shares    and/or shareholder
support services    . In addition, the Plan provides that FMR,
directly or through FDC, may    pay intermediaries    , such as
   banks, broker-dealers and other service-providers, that
provide    those     services. Currently, the Board of Trustees has
authorized such    payments for Equity-Income II shares    .
[Payments made by FMR either directly or through FDC to intermediaries for the fiscal year ended 1998 amounted to $____ for Equity-Income II.]
[FMR made no payments either directly or through FDC to intermediaries for the fiscal year ended 1998.]
Prior to approving the Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that the Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that the Plan gives FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of
fund shares    or stabilization of cash flows     may result.
Furthermore, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the fund might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
The fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plan. No preference for the instruments of such depository institutions will be shown in the selection of investments.

TRANSFER AND SERVICE AGENT AGREEMENTS
The fund has entered into a transfer agent agreement with FSC, an affiliate of FMR. Under the terms of the agreement, FSC performs transfer agency, dividend disbursing, and shareholder services for the fund.
For providing transfer agency services, FSC receives an account fee
and an asset-based fee    each paid monthly with respect to each
account in the fund.     For retail accounts and certain institutional
accounts, these fees are based    on account size and fund type. For
certain institutional retirement accounts, these fees are based on fund type. For certain other institutional retirement accounts, these fees are based on account type (i.e., omnibus or non-omnibus) and, for non-omnibus accounts, fund type. The account fees are subject to increase based on postage rate changes.
The asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.
FSC also collects small account fees from certain accounts with balances of less than $2,500.
In addition, FSC receives the pro rata portion of the transfer agency
fees applicable to shareholder accounts in    a qualified state
tuition program (QSTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and each Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate,
according to the percentage of the    QSTP's     or Freedom Fund's
assets that is invested in the fund.
FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
The fund has also entered into a service agent agreement with FSC. Under the terms of the agreement, FSC calculates the NAV and dividends for the fund, maintains the fund's portfolio and general accounting records, and administers the fund's securities lending program.
For providing pricing and bookkeeping services, FSC receives a monthly fee based on the fund's average daily net assets throughout the month. The annual fee rates for pricing and bookkeeping services are 0.0600% of the first $500 million of average net assets and 0.0300% of average net assets in excess of $500 million. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 and a maximum of $800,000 per year.
For the fiscal years ended November 30, 1998, 1997, and 1996, the fund paid FSC pricing and bookkeeping fees, including reimbursement for related out-of-pocket expenses, of $____, $____, and $____, respectively.
For administering the fund's securities lending program, FSC receives fees based on the number and duration of individual securities loans. [For the fiscal years ended November 30, 1998, 1997 and 1996, the fund paid no securities lending fees.]
[For the fiscal years ended November 30, 1998, 1997 and 1996, the fund paid securities lending fees of $__, $__, and $__, respectively.]

DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Fidelity Equity-Income II Fund is a fund of Fidelity Financial Trust, an open-end management investment company organized as a Massachusetts business trust on October 20, 1982. On
December 17, 1982,    Fidelity Financial Trust     changed its name
from Fidelity Tax-Qualified Equity Fund to Fidelity Freedom Fund. On
January 1, 1987,    Fidelity Financial Trust changed its     name from
   Fidelity Freedom Trust     to Fidelity Financial Trust. Currently,
there are three funds of the trust: Fidelity Convertible Securities Fund, Fidelity Equity-Income II Fund, and Fidelity Retirement Growth Fund.
   The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.
SHAREHOLDER        LIABILITY. The trust is an entity        commonly
known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.
   The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
   The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial
interest. As a shareholder,    you are entitled     to one vote for
each dollar of net asset value that you own.    The voting rights of
shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.
 The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.
   The trust or any of its funds may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund with another entity or the sale of substantially all of the assets of the trust or a fund to another entity requires approval by a vote of shareholders of the trust or the fund. The Trustees may, however, reorganize or terminate the trust or any of its funds without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.
 CUSTODIAN. The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, New York is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the
appointment of any subcustodian banks and clearing agencies   .
The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR.    _______________    , 160 Federal Street, Boston,
Massachusetts serves as the fund's independent accountant. The auditor examines financial statements for the fund and provides other audit, tax, and related services.

FINANCIAL STATEMENTS
   The fund's financial statements and financial highlights for the
fiscal year ended     November 30   , 1998, and report of the auditor,
are included in the fund's Annual Report and are incorporated herein by reference.

APPENDIX

   Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Focus, Fidelity Investments, and Magellan are registered trademarks of FMR Corp.
   The third party marks appearing above are the marks of their respective owner.


LIKE SECURITIES OF ALL MUTUAL
FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES AND EXCHANGE
COMMISSION, AND THE
SECURITIES AND EXCHANGE
COMMISSION HAS NOT
DETERMINED IF THIS
PROSPECTUS IS ACCURATE OR
COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.

FIDELITY
RETIREMENT GROWTH
FUND
(fund number 073, trading symbol FDFFX)

PROSPECTUS
JANUARY 29, 1999

(fidelity_logo_graphic)(REGISTERED TRADEMARK)
82 Devonshire Street, Boston, MA 02109

CONTENTS

FUND SUMMARY             3   INVESTMENT SUMMARY

                         3   PERFORMANCE

                         4   FEE TABLE

FUND BASICS              4   INVESTMENT DETAILS

                         5   VALUING SHARES

SHAREHOLDER INFORMATION  5   BUYING AND SELLING SHARES

                         10  EXCHANGING SHARES

                         11  ACCOUNT FEATURES AND POLICIES

                         13  DIVIDENDS AND CAPITAL GAINS
                             DISTRIBUTIONS

                         13  TAX CONSEQUENCES

FUND SERVICES            13  FUND MANAGEMENT

                         14  FUND DISTRIBUTION

APPENDIX                 14  FINANCIAL HIGHLIGHTS

FUND SUMMARY

INVESTMENT SUMMARY
INVESTMENT OBJECTIVE. Retirement Growth Fund seeks capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing primarily in common stocks.
(small solid bullet) Investing in domestic and foreign issuers.
(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
(small solid bullet) Realizing capital gains without considering the tax consequences to shareholders.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

RETIREMENT
GROWTH

CALENDAR YEARS  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL

DURING THE PERIODS SHOWN IN THE CHART FOR RETIREMENT GROWTH, THE
HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR
QUARTER], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]).

AVERAGE ANNUAL RETURNS
FOR THE                        PAST 1  PAST 5  LIFE OF FUND
PERIODS ENDED                  YEAR    YEARS
DECEMBER 31,
1998

RETIREMENT                      %       %       %
GROWTH

S&P 500(REGISTERED TRADEMARK)   %       %       %

LIPPER CAP.                     %       %       %
APP.
FUNDS
AVERAGE

[If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.]
Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.
Lipper Capital Appreciation Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

FEE TABLE
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. [The annual fund operating expenses provided below for Retirement Growth are based on historical expenses, adjusted to reflect current fees./The annual fund operating expenses provided below for Retirement Growth are higher than the expenses actually paid by the fund as the result of expense reimbursements] [and] the payment or reduction of certain expenses] during the period./The annual fund operating expenses provided below for Retirement Growth are based on historical expenses.]

SHAREHOLDER FEES (PAID BY THE INVESTOR)
SALES CHARGE (LOAD) ON        NONE
PURCHASES
AND REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE         NONE
(LOAD) ON REDEMPTIONS

ANNUAL ACCOUNT                $12.00
MAINTENANCE FEE (FOR
ACCOUNTS UNDER $2,500)

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE             %

DISTRIBUTION AND SERVICE   NONE
(12B-1) FEE

OTHER EXPENSES             %

TOTAL ANNUAL FUND          %
OPERATING EXPENSESB

B [Effective [month/day/year],] FMR has voluntarily agreed to reimburse the fund to the extent that the [management fee], [other expenses] and total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, as a percentage of its average net assets, exceed __ %.] [These arrangements will remain in effect through [month/day/year]/ These arrangements can be terminated by FMR at any time.]

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses [after reimbursement], would have been __% for Retirement Growth.
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

FUND BASICS

INVESTMENT DETAILS

INVESTMENT OBJECTIVE:
RETIREMENT GROWTH FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:
FMR normally invests the fund's assets primarily in common stocks. FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.
FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.
Because the fund is designed for those in tax-qualified retirement plans and non-profit organizations, FMR's investments strategies may result in the realization of capital gains without consideration for the tax consequences to shareholders.
FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES:
EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

PRINCIPAL INVESTMENT RISKS:
Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. The fund's reaction to these developments will be affected by the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of the fund, they could be worth more or less than what you paid for them. The following factors may significantly affect the fund's performance:
STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.
ISSUER-SPECIFIC CHANGES Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance.

FUNDAMENTAL INVESTMENT POLICIES
The policies discussed below are fundamental, that is, subject to change only by shareholder approval.
RETIREMENT GROWTH seeks capital appreciation.

VALUING SHARES
The fund's net asset value per share (NAV) is the value of a single share.
The fund is OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The fund's assets are valued as of this time for the purpose of computing the fund's NAV.
To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.
The fund's ASSETS ARE VALUED primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. In these circumstances, the security's valuation may differ from the generally expected valuation.

SHAREHOLDER INFORMATION

BUYING AND SELLING SHARES

GENERAL INFORMATION
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services, Inc. (FBSI). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.
For account, product and service information, please use the following WEB SITE and PHONE NUMBERS:
(small solid bullet) For information over the Internet, visit Fidelity's Web site at www.fidelity.com
(small solid bullet) For accessing account information automatically by phone, use TouchTone Xpress(registered trademark), 1-800-544-5555 (small solid bullet) For exchanges and redemptions, 1-800-544-7777 (small solid bullet) For account assistance, 1-800-544-6666
(small solid bullet) For mutual fund and retirement information, 1-800-544-8888
(small solid bullet) For brokerage information, 1-800-544-7272
(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time)
Please use the following ADDRESSES:

BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517

You may buy or sell shares of the fund through a retirement account or an investment professional. If you invest through a retirement account or an investment professional, the procedures for buying, selling and exchanging shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in the fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.
Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.
The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS

RETIREMENT
FOR TAX-ADVANTAGED RETIREMENT SAVINGS
(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)
(solid bullet) ROTH IRAS
(solid bullet) ROTH CONVERSION IRAS
(solid bullet) ROLLOVER IRAS
(solid bullet) 401(K) PLANS, and certain other
401(A)-QUALIFIED PLANS
(solid bullet) KEOGH PLANS
(solid bullet) SIMPLE IRAS
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS
(SEP-IRAS)
(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)
(solid bullet) 403(B) CUSTODIAL ACCOUNTS
(solid bullet) DEFERRED COMPENSATION PLANS (457 PLANS)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST
FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS

BUYING SHARES
The price to buy one share of the fund is the fund's NAV. The fund's shares are sold without a sales charge.
Your shares will be bought at the next NAV calculated after your investment is received in proper form.
Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity Funds, and accounts under common ownership or control.
The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
When you place an order to buy shares, note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

MINIMUMS
TO OPEN AN ACCOUNT                        $2,500
For certain Fidelity retirement accountsA $500
[Through regular
investment plans                          $_______]
TO ADD TO AN ACCOUNT                      $250
For certain Fidelity retirement accountsA $250
Through regular investment plans          $100
MINIMUM BALANCE                           $2,000
For certain Fidelity retirement accountsA $500

A FIDELITY TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.

There is no minimum account balance or initial or subsequent purchase minimum for investments through Fidelity Portfolio Advisory ServicesSM, a qualified state tuition program, certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts.
In addition, the fund may waive or lower purchase minimums in other circumstances.

KEY
INFORMATION

PHONE                 TO OPEN AN ACCOUNT
1-800-544-7777        (BULLET) EXCHANGE
                      FROM ANOTHER FIDELITY FUND.
                      TO ADD TO AN ACCOUNT
                      (BULLET) EXCHANGE
                      FROM ANOTHER FIDELITY FUND.
                      (BULLET) USE
                      FIDELITY MONEY LINE TO TRANSFER FROM
                      YOUR BANK ACCOUNT.

INTERNET              TO OPEN AN ACCOUNT
WWW.FIDELITY.COM      (BULLET) COMPLETE
                      AND SIGN THE APPLICATION. MAKE YOUR
                      CHECK PAYABLE TO THE COMPLETE NAME
                      OF THE FUND. MAIL TO THE ADDRESS UNDER
                      "MAIL" BELOW.
                      TO ADD TO AN ACCOUNT
                      (BULLET) EXCHANGE
                      FROM ANOTHER FIDELITY FUND.
                      (BULLET) USE
                      FIDELITY MONEY LINE TO TRANSFER FROM
                      YOUR BANK ACCOUNT.

MAIL                  TO OPEN AN ACCOUNT
FIDELITY INVESTMENTS  (BULLET) COMPLETE
P.O. BOX 770001       AND SIGN THE APPLICATION. MAKE YOUR
CINCINNATI, OH        CHECK PAYABLE TO THE COMPLETE NAME
45277-0002            OF THE FUND. MAIL TO THE ADDRESS AT
                      LEFT.
                      TO ADD TO AN ACCOUNT
                      (BULLET) MAKE YOUR
                      CHECK PAYABLE TO THE COMPLETE NAME
                      OF THE FUND. INDICATE YOUR FUND
                      ACCOUNT NUMBER ON YOUR CHECK AND
                      MAIL TO THE ADDRESS AT LEFT.
                      (BULLET) EXCHANGE
                      FROM ANOTHER FIDELITY FUND. SEND A
                      LETTER OF INSTRUCTION TO THE ADDRESS AT
                      LEFT, INCLUDING YOUR NAME, THE FUNDS'
                      NAMES, THE FUND ACCOUNT NUMBERS,
                      AND THE DOLLAR AMOUNT OR NUMBER OF
                      SHARES TO BE EXCHANGED.

IN PERSON             TO OPEN AN ACCOUNT
                      (BULLET) BRING YOUR
                      APPLICATION AND CHECK TO A FIDELITY
                      INVESTOR CENTER. CALL 1-800-544-9797
                      FOR THE CENTER NEAREST YOU.
                      TO ADD TO AN ACCOUNT
                      (BULLET) BRING YOUR
                      CHECK TO A FIDELITY INVESTOR CENTER.
                      CALL 1-800-544-9797 FOR THE CENTER
                      NEAREST YOU.

WIRE                  TO OPEN AN ACCOUNT
                      (BULLET) CALL
                      1-800-544-7777 TO SET UP YOUR
                      ACCOUNT AND TO ARRANGE A WIRE
                      TRANSACTION.
                      (BULLET) WIRE
                      WITHIN 24 HOURS TO: BANKERS TRUST
                      COMPANY, BANK ROUTING #
                      021001033, ACCOUNT # 00163053.
                      (BULLET) SPECIFY
                      THE COMPLETE NAME OF THE FUND AND
                      INCLUDE YOUR NEW FUND ACCOUNT
                      NUMBER AND YOUR NAME.
                      TO ADD TO AN ACCOUNT
                      (BULLET) WIRE TO:
                      BANKERS TRUST COMPANY, BANK ROUTING
                      # 021001033, ACCOUNT #
                      00163053.
                      (BULLET) SPECIFY
                      THE COMPLETE NAME OF THE FUND AND
                      INCLUDE YOUR FUND ACCOUNT NUMBER AND
                      YOUR NAME.

AUTOMATICALLY         TO OPEN AN ACCOUNT
                      (BULLET) NOT
                      AVAILABLE.
                      TO ADD TO AN ACCOUNT
                      (BULLET) USE
                      FIDELITY AUTOMATIC ACCOUNT BUILDER OR
                      DIRECT DEPOSIT.
                      (BULLET) USE
                      FIDELITY AUTOMATIC EXCHANGE SERVICE TO
                      EXCHANGE FROM A FIDELITY MONEY
                      MARKET FUND.

SELLING SHARES
The price to sell one share of the fund is the fund's NAV.
Your shares will be sold at the next NAV calculated after your order is received in proper form.
Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to sell more than $100,000 worth of shares,
(small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address), (small solid bullet) The check is being made payable to someone other than the account owner, or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
When you place an order to sell shares, note the following:
(small solid bullet) If you are selling some but not all of your shares, leave at least $2,000 worth of shares in the account to keep it open ($500 for retirement accounts), except accounts not subject to account minimums.
(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.
(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until investments credited to your account have been received and collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. (small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of the fund.
(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.
(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY
INFORMATION

PHONE                  (BULLET) CALL THE
1-800-544-7777         PHONE NUMBER AT LEFT TO INITIATE A WIRE
                       TRANSACTION OR TO REQUEST A CHECK FOR YOUR
                       REDEMPTION.
                       (BULLET) USE FIDELITY
                       MONEY LINE TO TRANSFER TO YOUR BANK
                       ACCOUNT.
                       (BULLET) EXCHANGE
                       TO ANOTHER FIDELITY FUND. CALL THE
                       PHONE NUMBER AT LEFT.

INTERNET               (BULLET) EXCHANGE
WWW.FIDELITY.COM       TO ANOTHER FIDELITY FUND.
                       (BULLET) USE
                       FIDELITY MONEY LINE TO TRANSFER TO YOUR
                       BANK ACCOUNT.

MAIL                   INDIVIDUAL, JOINT TENANT,
FIDELITY INVESTMENTS   SOLE PROPRIETORSHIP,
P.O. BOX 660602        UGMA, UTMA
DALLAS, TX 75266-0602  (BULLET) SEND A
                       LETTER OF INSTRUCTION TO THE ADDRESS AT LEFT,
                       INCLUDING YOUR NAME, THE FUND'S NAME,
                       YOUR FUND ACCOUNT NUMBER, AND THE
                       DOLLAR AMOUNT OR NUMBER OF SHARES TO BE
                       SOLD. THE LETTER OF INSTRUCTION MUST BE
                       SIGNED BY ALL PERSONS REQUIRED TO SIGN FOR
                       TRANSACTIONS, EXACTLY AS THEIR NAMES
                       APPEAR ON THE ACCOUNT.
                       RETIREMENT ACCOUNT
                       (BULLET) THE
                       ACCOUNT OWNER SHOULD COMPLETE A
                       RETIREMENT DISTRIBUTION FORM. CALL
                       1-800-544-6666 TO REQUEST ONE.
                       TRUST
                       (BULLET) SEND A
                       LETTER OF INSTRUCTION TO THE ADDRESS AT
                       LEFT, INCLUDING THE TRUST'S NAME, THE
                       FUND'S NAME, THE TRUST'S FUND ACCOUNT
                       NUMBER, AND THE DOLLAR AMOUNT OR
                       NUMBER OF SHARES TO BE SOLD. THE
                       TRUSTEE MUST SIGN THE LETTER OF INSTRUCTION
                       INDICATING CAPACITY AS TRUSTEE. IF THE
                       TRUSTEE'S NAME IS NOT IN THE ACCOUNT
                       REGISTRATION, PROVIDE A COPY OF THE TRUST
                       DOCUMENT CERTIFIED WITHIN THE LAST 60
                       DAYS.
                       BUSINESS OR ORGANIZATION
                       (BULLET) SEND A
                       LETTER OF INSTRUCTION TO THE ADDRESS AT LEFT,
                       INCLUDING THE FIRM'S NAME, THE FUND'S
                       NAME, THE FIRM'S FUND ACCOUNT NUMBER,
                       AND THE DOLLAR AMOUNT OR NUMBER OF
                       SHARES TO BE SOLD. AT LEAST ONE PERSON
                       AUTHORIZED BY CORPORATE RESOLUTION TO ACT
                       ON THE ACCOUNT MUST SIGN THE LETTER OF
                       INSTRUCTION.
                       (BULLET) INCLUDE A
                       CORPORATE RESOLUTION WITH CORPORATE
                       SEAL OR A SIGNATURE GUARANTEE.
                       EXECUTOR, ADMINISTRATOR,
                       CONSERVATOR, GUARDIAN
                       (BULLET) CALL
                       1-800-544-6666 FOR INSTRUCTIONS.

IN PERSON              INDIVIDUAL, JOINT TENANT,
                       SOLE PROPRIETORSHIP,
                       UGMA, UTMA
                       (BULLET) BRING A
                       LETTER OF INSTRUCTION TO A FIDELITY INVESTOR
                       CENTER. CALL 1-800-544-9797 FOR THE
                       CENTER NEAREST YOU. THE LETTER OF
                       INSTRUCTION MUST BE SIGNED BY ALL PERSONS
                       REQUIRED TO SIGN FOR TRANSACTIONS, EXACTLY
                       AS THEIR NAMES APPEAR ON THE ACCOUNT.
                       RETIREMENT ACCOUNT
                       (BULLET) THE
                       ACCOUNT OWNER SHOULD COMPLETE A
                       RETIREMENT DISTRIBUTION FORM. VISIT A
                       FIDELITY INVESTOR CENTER TO REQUEST
                       ONE. CALL 1-800-544-9797 FOR THE
                       CENTER NEAREST YOU.
                       TRUST
                       (BULLET) BRING A
                       LETTER OF INSTRUCTION TO A FIDELITY
                       INVESTOR CENTER. CALL 1-800-544-9797
                       FOR THE CENTER NEAREST YOU. THE TRUSTEE
                       MUST SIGN THE LETTER OF INSTRUCTION
                       INDICATING CAPACITY AS TRUSTEE. IF THE
                       TRUSTEE'S NAME IS NOT IN THE ACCOUNT
                       REGISTRATION, PROVIDE A COPY OF THE TRUST
                       DOCUMENT CERTIFIED WITHIN THE LAST 60
                       DAYS.
                       BUSINESS OR ORGANIZATION
                       (BULLET) BRING A
                       LETTER OF INSTRUCTION TO A FIDELITY
                       INVESTOR CENTER. CALL 1-800-544-9797
                       FOR THE CENTER NEAREST YOU. AT LEAST
                       ONE PERSON AUTHORIZED BY CORPORATE
                       RESOLUTION TO ACT ON THE ACCOUNT MUST
                       SIGN THE LETTER OF INSTRUCTION.
                       (BULLET) INCLUDE A
                       CORPORATE RESOLUTION WITH CORPORATE
                       SEAL OR A SIGNATURE GUARANTEE.
                       EXECUTOR, ADMINISTRATOR,
                       CONSERVATOR, GUARDIAN
                       (BULLET) VISIT A
                       FIDELITY INVESTOR CENTER FOR
                       INSTRUCTIONS. CALL 1-800-544-9797 FOR
                       THE CENTER NEAREST YOU.

AUTOMATICALLY          (BULLET) USE
                       PERSONAL WITHDRAWAL SERVICE TO SET UP
                       PERIODIC REDEMPTIONS FROM YOUR
                       ACCOUNT.

EXCHANGING SHARES
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
As a shareholder, you have the privilege of exchanging shares of the fund for shares of other Fidelity funds.
However, you should note the following policies and restrictions governing exchanges:
(small solid bullet) The fund you are exchanging into must be available for sale in your state.
(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund, read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) The fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year.
(small solid bullet) The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) The fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
The fund may terminate or modify the exchange privilege in the future. Other funds may have different exchange restrictions, and may impose administrative fees of up to 1.00% and trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES
The following features are available to buy and sell shares of the fund.
AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS

FIDELITY AUTOMATIC ACCOUNT BUILDER(registered trademark)
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND



MINIMUM                                                         FREQUENCY             PROCEDURES
$100                                                            Monthly or quarterly  (BULLET) To set up for a new
                                                                                      account, complete the appropriate
                                                                                      section on the fund application.
                                                                                      (BULLET) To set up for existing
                                                                                      accounts, call 1-800-544-6666 or
                                                                                      visit Fidelity's Web site for an
                                                                                      application.
                                                                                      (BULLET) To make changes, call
                                                                                      1-800-544-6666 at least three
                                                                                      business days prior to your next
                                                                                      scheduled investment date.

DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A FIDELITY FUNDA

MINIMUM                                                         FREQUENCY             PROCEDURES
$100                                                            Every pay period      (BULLET) To set up for a new
                                                                                      account, check the appropriate box
                                                                                      on the fund application.
                                                                                      (BULLET) To set up for an
                                                                                      existing account, call
                                                                                      1-800-544-6666 or visit Fidelity's
                                                                                      Web site for an authorization form.
                                                                                      (BULLET) To make changes you
                                                                                      will need a new authorization
                                                                                      form. Call 1-800-544-6666 or
                                                                                      visit Fidelity's Web site to obtain
                                                                                      one.

A BECAUSE ITS SHARE PRICE FLUCTUATES, THE FUND MAY NOT BE AN APPROPRIATE CHOICE FOR DIRECT DEPOSIT OF YOUR ENTIRE
CHECK.

FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY FUND


MINIMUM                                            FREQUENCY                           PROCEDURES
$100                                               Monthly, bimonthly, quarterly, or   (BULLET) To set up, call
                                                   annually                            1-800-544-6666 after both
                                                                                       accounts are opened.
                                                                                       (BULLET) To make changes, call
                                                                                       1-800-544-6666 at least three
                                                                                       business days prior to your next
                                                                                       scheduled exchange date.

PERSONAL WITHDRAWAL SERVICE
TO SET UP PERIODIC REDEMPTIONS FROM YOUR FUND ACCOUNT TO YOU OR TO YOUR BANK ACCOUNT.

FREQUENCY                                                                              PROCEDURES
Monthly                                                                                (BULLET) To set up, call
                                                                                       1-800-544-6666.
                                                                                       (BULLET) To make changes, call
                                                                                       Fidelity at 1-800-544-6666 at
                                                                                       least three business days prior to
                                                                                       your next scheduled withdrawal
                                                                                       date.


OTHER FEATURES. The following other features are also available to buy and sell shares of the fund.

WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM. (BULLET) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account, or call 1-800-544-7777 to add the feature after your account is opened. Call 1-800-544-7777 before your first use to verify that this feature is set up on your account.
(BULLET) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

FIDELITY MONEY LINE(registered trademark)
TO TRANSFER MONEY BY PHONE BETWEEN YOUR BANK ACCOUNT AND YOUR FUND
ACCOUNT.
(BULLET) You must sign up for the Money Line feature before using it. Complete the appropriate section on the application and then call 1-800-544-7777 or visit Fidelity's Web site before your first use to verify that this feature is set up on your account.
(BULLET) Most transfers are complete within three business days of your call.
(BULLET) Maximum purchase: $100,000

FIDELITY ON-LINE XPRESS+(registered trademark)
TO MANAGE YOUR INVESTMENTS THROUGH YOUR PC.
CALL 1-800-544-7272 OR VISIT FIDELITY'S WEB SITE FOR MORE INFORMATION. (BULLET) For account balances and holdings;
(BULLET) To review recent account history;
(BULLET) For mutual fund and brokerage trading; and (BULLET) For access to research and analysis tools.

FIDELITY WEB XPRESS(registered trademark)
TO ACCESS AND MANAGE YOUR ACCOUNT OVER THE INTERNET AT FIDELITY'S WEB
SITE.
(BULLET) For account balances and holdings;
(BULLET) To review recent account history;
(BULLET) To obtain quotes;
(BULLET) For mutual fund and brokerage trading; and (BULLET) To access third-party research on companies, stocks, mutual funds and the market.

TOUCHTONE XPRESS(registered trademark)
TO ACCESS AND MANAGE YOUR ACCOUNT AUTOMATICALLY BY PHONE.
CALL 1-800-544-5555.
(BULLET) For account balances and holdings;
(BULLET) For mutual fund and brokerage trading;
(BULLET) To obtain quotes;
(BULLET) To review orders and mutual fund activity; and (BULLET) To change your personal identification number (PIN).

POLICIES
The following policies apply to you as a shareholder.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
(small solid bullet) Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
(small solid bullet) Financial reports (every six months).
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in the fund. Call Fidelity if you need additional copies of financial reports, prospectuses or historical account information.
Electronic copies of most financial reports and prospectuses are available at Fidelity's Web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's Web site for more information.
You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.
When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.
Fidelity may deduct an ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
If your ACCOUNT BALANCE falls below $2,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed. Fidelity may charge a FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as DIVIDENDS. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as CAPITAL GAINS DISTRIBUTIONS.
The fund normally pays dividends and capital gains distributions in January and December.

DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. The following options may be available for the fund's distributions:
1. REINVESTMENT OPTION. Your dividends and capital gains distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gains distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.
3. CASH OPTION. Your dividends and capital gains distributions will be paid in cash.
4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gains distributions, if any, will be [automatically invested in shares of another identically registered Fidelity fund,] automatically reinvested in additional shares of the fund[,] or paid in cash.
Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.
If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES
As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ORDINARY INCOME. The fund's distributions of long-term capital gains are taxable to you generally as CAPITAL GAINS at a rate based on how long the securities were held.
If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "BUYING A DIVIDEND" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.
Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option. [If you elect to receive distributions in cash [or to invest distributions automatically in shares of another Fidelity fund], you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.] TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES

FUND MANAGEMENT
Retirement Growth is a MUTUAL FUND, an investment that pools shareholders' money and invests it toward a specified goal.
Fidelity Management & Research Company (FMR) is the fund's MANAGER.
As of __, [month] [day] [year]], FMR had $__ billion in discretionary assets under management.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Retirement Growth.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Retirement Growth.
The fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised the fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on the fund.
J. Fergus Shiel is Vice President and manager of Retirement Growth, which he has managed since June 1996. Since joining Fidelity in 1989, Mr. Shiel has worked as an analyst, portfolio assistant and manager. Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions. The fund pays a MANAGEMENT FEE to FMR.
The management fee is calculated and paid to FMR every month. The fee is determined by calculating a BASIC FEE and then applying a PERFORMANCE ADJUSTMENT. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to the S&P 500.

MANAGEMENT   =  BASIC   +/-  PERFORMANCE
FEE             FEE          ADJUSTMENT

The BASIC FEE is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.
For [month] [year], the group fee rate was __%. The individual fund fee rate is 0.30%.
The basic fee for the fiscal year ended November 30, 1998 was __% of the fund's average net assets.
The PERFORMANCE ADJUSTMENT rate is calculated monthly by comparing the fund's performance to that of the S&P 500 over the performance period. The performance period is the most recent 36-month period.
The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets throughout the month, and the resulting dollar amount is then added to or subtracted from the basic fee. The maximum annualized performance adjustment rate is 0.20 %of the fund's average net assets over the performance period.
[After reimbursement,] the total management fee for the fiscal year ended November 30, 1998, was __% of the fund's average net assets.
On [month] [day], [year], FMR reduced the [management fee/individual fund fee] rate for the fund from __% to __%.]
[On [month] [day], [year], FMR reduced the group fee rate.]
FMR pays FMR U.K. and FMR Far East for providing assistance with investment advisory services.
FMR may, from time to time, agree to reimburse the fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements [which may be terminated by FMR at any time,] can decrease the fund's expenses and boost its performance.
[As of [date], approximately ____% of the fund's total outstanding shares were held by [FMR/FMR and [an] FMR affiliate[s]/[an] FMR affiliate[s]].]

FUND DISTRIBUTION
Fidelity Distributors Corporation, Inc. (FDC) distributes the fund's shares.
The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments.
FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell or to buy shares of the fund to any person to whom it is unlawful to make such offer.

APPENDIX

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the fund's financial history for the past 5 years. Certain information reflects financial results for a single fund share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by ___________, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's Annual Report. A free copy of the Annual Report is available upon request. [Financial Highlights to be filed by subsequent amendment.]



You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of recent market conditions and the fund's investment strategies, performance and holdings.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-800-544-8888 or visit Fidelity's Web site at www.fidelity.com.

The SAI, the fund's annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-3587

Fidelity, Fidelity Investments, Fidelity Brokerage, TouchTone Xpress, Fidelity Automatic Account Builder, Fidelity Money Line, Fidelity
On-Line Xpress+, Fidelity Web Xpress, and Directed Dividends are registered trademarks of FMR Corp.

Fidelity Portfolio Advisory Services is a service Mark of FMR Corp.

Insert item code number  FRE-pro-0199


FIDELITY RETIREMENT GROWTH FUND
A FUND OF FIDELITY FINANCIAL TRUST
STATEMENT OF ADDITIONAL INFORMATION
   JANUARY 29, 1999

   This Statement of Additional Information (SAI) is not a prospectus. Portions of the fund's Annual Report are incorporated herein. The
Annual Report is supplied with this SAI.
   To obtain a free additional copy of the Prospectus, dated January 29, 1999, or an Annual Report, please call Fidelity(registered trademark) at 1-800-544-8888 or visit Fidelity's Web site at www.fidelity.com.

TABLE OF CONTENTS                      PAGE

INVESTMENT POLICIES AND                20
LIMITATIONS

PORTFOLIO TRANSACTIONS                 24

VALUATION                              26

PERFORMANCE                            26

   ADDITIONAL PURCHASE, EXCHANGE       29
   AND REDEMPTION INFORMATION

DISTRIBUTIONS AND TAXES                29

TRUSTEES AND OFFICERS                  29

   CONTROL OF INVESTMENT ADVISER       31

MANAGEMENT CONTRACT                    32

   DISTRIBUTION SERVICES               35

   TRANSFER AND SERVICE AGENT          35
   AGREEMENTS

DESCRIPTION OF THE TRUST               36

FINANCIAL STATEMENTS                   36

APPENDIX                               36

   FRE-ptb-0199
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(fidelity_logo_graphic)(REGISTERED TRADEMARK)
 82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting
securities" (as defined in the Investment Company Act of 1940 (   the
1940     Act)) of the fund. However, except for the fundamental
investment limitations listed    below     the investment policies and
limitations described in this SAI are not fundamental and may be
changed without shareholder    approval.

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite any issue of securities (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
   (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
   (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply
to purchases of debt securities or to repurchase    agreements.)
   (vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
   The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
       BORROWING.    The fund may borrow from banks or from other
funds advised by FMR or its affiliates, or through reverse repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
       CASH MANAGEMENT.    A fund can hold uninvested cash or can
invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market funds. Generally, these securities offer less potential for gains than other types of securities.
       CENTRAL CASH FUNDS    are money market funds managed by FMR or
its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity and diversification of their investments.
       COMMON STOCK represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, owners of bonds and preferred stock take precedence over the claims of those who own common stock.
       CONVERTIBLE SECURITIES    are bonds, debentures, notes,
preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.
   Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
       DEBT SECURITIES    are used by issuers to borrow money. The
issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.
       EXPOSURE TO FOREIGN MARKETS.    Foreign securities, foreign
currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.
   Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
   It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.
   Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.
American Depositary Receipts (ADRs) as well as other "hybrid" forms of
   ADRs    , including European Depositary Receipts (EDRs) and Global
Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate
actions. ADRs are    alternatives     to directly purchasing the
underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
   The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.
FOREIGN CURRENCY TRANSACTIONS. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and
complete the contemplated currency    exchange.
The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.
A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.
Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.
   FUND'S RIGHTS AS SHAREHOLDER    . The fund does not intend to
direct or administer the day-to-day operations of any company.
   A     fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities
   in which a     fund may    engage    , either individually or in
conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its
assets; or supporting or opposing    third-party     takeover efforts.
This area of corporate activity is increasingly prone to litigation
and it is possible that    a     fund could be involved in lawsuits
related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation
against    a     fund and the risk of actual liability if    a
fund is involved in litigation. No guarantee can be made, however,
that litigation against    a     fund will not be undertaken or
liabilities incurred.
FUTURES AND OPTIONS. The following    paragraphs     pertain to
futures and options: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
   COMBINED POSITIONS involve purchasing     and    writing
options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of
the overall position. For example,    purchasing     a put option and
   writing     a call option on the same underlying    instrument
would     construct a combined position whose risk and return
characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely
that the standardized contracts available will not match    a
fund's current or anticipated investments exactly.    A     fund may
invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the
securities in which    the fund     typically invests, which involves
a risk that the options or futures position will not track the performance of the fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match
   a     fund's investments well. Options and futures prices are
affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of
daily price fluctuation limits or trading halts.    A     fund may
purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.
FUTURES CONTRACTS.    In purchasing     a futures contract,    the
buyer     agrees to purchase a specified underlying instrument at a
specified future date.    In selling     a futures contract,    the
seller     agrees to sell    a specified     underlying instrument at
a specified future date. The price at which the purchase and sale will
take place is fixed when the    buyer and seller enter     into the
contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore,
purchasing futures contracts will tend to increase    a     fund's
exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument
directly. When    a     fund sells a futures contract, by contrast,
the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of
   a     fund's investment limitations. In the event of the bankruptcy
of an FCM that holds margin on behalf of    a     fund, the fund may
be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The fund intends to comply with Rule
4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums.
In addition, the fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would
exceed 25% of its total    assets under normal conditions    ; or (c)
purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the fund's investments in futures contracts and options, and the fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially
could require    a     fund to continue to hold a position until
delivery or expiration regardless of changes in its value. As a
result,    a     fund's access to other assets held to cover its
options or futures positions could also be impaired.
OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed
above.    A     fund may purchase and sell currency futures and may
purchase and write currency options to increase or decrease its
exposure to different foreign currencies.    Currency options     may
also    be purchased or written     in conjunction with each other or
with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but
may not reflect other factors that affect the value of    a     fund's
investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not
protect    a     fund against a price decline resulting from
deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this
type of arrangement allows the    purchaser or writer     greater
flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the
   purchaser     obtains the right (but not the obligation) to sell
the option's underlying instrument at a fixed strike price. In return
for this right, the    purchaser     pays the current market price for
the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of
securities prices, and futures contracts. The    purchaser     may
terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the
   purchaser     will lose the entire    premium    . If the    option
is exercised    , the    purchaser     completes the sale of the
underlying instrument at the strike price.    A purchaser     may also
terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss
(limited to the amount of the    premium    , plus related transaction
costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
       WRITING PUT AND CALL OPTIONS.    The writer of a put or call
option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates the    writer     to sell or deliver
the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
       ILLIQUID SECURITIES    cannot be sold or disposed of in the
ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).
       INDEXED SECURITIES    are instruments whose prices are indexed
to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
   Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the
performance of the security   ,     currency, or other instrument to
which they are indexed, and may also be influenced by interest rate
changes in the United States and abroad.    Indexed securities may be
more volatile than     the    underlying instruments. Indexed
    securities are    also     subject to the credit risks associated
with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and
certain U.S. Government    agencies.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive
order issued by the SEC,    a fund may     lend money to, and borrow
money from, other funds advised by FMR or its affiliates.    A
fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements, and will borrow through the program only when the costs are equal to or
lower than the cost of bank loans.    Interfund loans and borrowings
normally extend overnight, but can have a maximum duration of seven
days. Loans may be called on one day's notice. A     fund may have to
borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
       INVESTMENT-GRADE DEBT SECURITIES.    Investment-grade debt
securities are medium and high-quality securities. Some may possess speculative characteristics and may be sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch IBCA Inc., or is unrated but considered to be of equivalent quality by FMR.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS.    Direct debt
instruments     are interests in amounts owed by a corporate,
governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services
(trade claims or other receivables), or to other parties.    Loan
participations involve a risk of insolvency of the lending bank or
other financial intermediary.     Direct debt instruments involve a
risk of loss in case of default or insolvency of the borrower and may
offer less legal protection to the    purchaser     in the event of
fraud or misrepresentation. Direct debt instruments may also include
standby financing commitments that obligate the    purchaser     to
supply additional cash to the borrower on demand.
LOWER-QUALITY DEBT SECURITIES.    Lower-quality     debt securities
have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
   The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.
   Because     the risk of default is higher for lower-quality debt
securities, FMR's research and credit analysis are an especially
important part of managing securities of this    type    . FMR will
attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.
   A     fund may choose, at its expense or in conjunction with
others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
       PREFERRED STOCK    is a class of equity or ownership in an
issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, owners of bonds take precedence over the claims of those who own preferred and common stock.
       REAL ESTATE INVESTMENT TRUSTS.    Equity real estate investment
trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.
       REPURCHASE AGREEMENTS    involve an agreement to purchase a
security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The fund will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
   RESTRICTED SECURITIES are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be
costly to a fund. Restricted securitie    s generally can be sold in
privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered
public offering. Where registration is required, the    holder of a
registered security     may be obligated to pay all or part of the
registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the
   holder     might obtain a less favorable price than prevailed when
it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement,
   a     fund sells a    security     to another party, such as a bank
or broker-dealer, in return for cash and agrees to repurchase    that
security     at    an agreed-upon     price and time. The fund will
enter into reverse repurchase agreements with parties whose
creditworthiness has been    reviewed and     found satisfactory by
FMR. Such transactions may increase fluctuations in the market value
of    fund     assets and may be viewed as a form of leverage.
       SECURITIES OF OTHER INVESTMENT COMPANIES,    including shares
of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.
   The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.
SECURITIES LENDING.    A     fund may lend securities to parties such
as broker-dealers or    other institutions    , including Fidelity
Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange and a subsidiary of FMR Corp.
Securities lending allows    a     fund to retain ownership of the
securities loaned and, at the same time, to earn additional income.
   Because     there may be delays in the recovery of loaned
securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk.
FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
Cash received through loan transactions may be invested in    other
eligible securities    . Investing this cash subjects that investment,
as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
SHORT SALES "AGAINST THE BOX"    are short sales of securities that a
    fund owns or has the right to obtain    (equivalent     in kind or
amount to the securities sold    short)    . If    a     fund enters
into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
   SWAP AGREEMENTS     can be individually negotiated and structured
to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may
increase or decrease    a     fund's exposure to long- or short-term
interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift    a     fund's investment exposure
from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap
agreements may increase or decrease the overall volatility of    a
fund's investments and its share price   .
The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors
that determine the amounts of payments due to and from    a     fund.
If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.
   A     fund    may     be able to eliminate its exposure under
   a     swap    agreement     either by assignment or other
disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.
       TEMPORARY DEFENSIVE POLICIES.    The fund reserves the right to
invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
WARRANTS. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.
Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of the fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of
transaction orders for other investment companies and    investment
    accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness
of any commissions;    and, if applicable    , arrangements for
payment of fund e   xpenses.
   If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contract"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.
   Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.
The fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts;
   and     effect securities    transactions     and perform functions
incidental thereto (such as clearance and    settlement).
   The selection of such broker-dealers for transactions in equity securities is generally made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided.
   For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.
The receipt of research from broker-dealers that execute transactions
on behalf of    a     fund may be useful to FMR in rendering
investment management services to    that     fund or its other
clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to a fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
   Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.
Subject to applicable limitations of the federal securities laws,
   the fund     may    pay a broker-dealer     commissions for agency
transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to
   that     fund    or     its other clients. In reaching this
determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
   To the extent permitted by applicable law, FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC (FBSJ), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.
FMR may allocate brokerage transactions to broker-dealers
   (including affiliates of FMR)     who have entered into
arrangements with FMR under which the broker-dealer allocates a
portion of the commissions paid by a fund toward    the reduction
of    that     fund's    expenses.     The transaction quality must,
however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
The Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
   For the fiscal periods ended     November 30   , 1998 and 1997, the
fund's portfolio turnover rates were ___% and 205% respectively. [Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in FMR's investment outlook.]
   For the fiscal years ended November 1998, 1997 and 1996, the fund paid brokerage commissions of $________, $11,085,000, and $13,488,000, respectively. Significant changes in brokerage commissions paid by the fund from year to year may result from changing asset levels throughout the year. The fund may pay both commissions and spreads in connection with the placement of portfolio transactions.
   During the fiscal years ended November 1998, 1997 and 1996, the fund paid brokerage commissions of $_______, $2,759,000, and $3,072,000, respectively, to NFSC. NFSC is paid on a commission basis. During the fiscal year ended November 1998, this amounted to approximately __% of the aggregate brokerage commissions paid by the fund for transactions involving approximately __% of the aggregate dollar amount of transactions for which the fund paid brokerage commissions. [The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFSC is a result of the low commission rates charged by NFSC.] [NFSC has used a portion of the commissions paid by the fund to reduce that fund's custodian or transfer agent fees.]
   During the fiscal years ended November 1998, 1997 and 1996, the fund paid brokerage commissions of $_____, $176,000 and $93,000, respectively, to FBS. FBS is paid on a commission basis. During the fiscal year ended November 1998, this amounted to approximately __% of the aggregate brokerage commissions paid by the fund for transactions involving approximately __% of the aggregate dollar amount of transactions for which the fund paid brokerage commissions. [The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, FBS is a result of the low commission rates charged by FBS.] [FBS has used a portion of the commissions paid by the fund to reduce that fund's custodian or transfer agent fees.]
   During the fiscal years ended November 1998, 1997 and 1996, the fund paid brokerage commissions of $_____, $0 and $0, respectively, to FBSJ. FBSJ is paid on a commission basis. During the fiscal year ended November 1998, this amounted to approximately __% of the aggregate brokerage commissions paid by the fund for transactions involving approximately __% of the aggregate dollar amount of transactions for which the fund paid brokerage commissions. [The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, FBSJ is a result of the low commission rates charged by FBSJ.] [FBSJ has used a portion of the commissions paid by the fund to reduce that fund's custodian or transfer agent fees.]
   During the fiscal year ended November, 1998, the fund paid $__ in brokerage commissions to firms that provided research services involving approximately $__ of transactions. The provision of research services was not necessarily a factor in the placement of all this business with such firms. [During the fiscal year ended November, 1998, the fund paid no brokerage commissions to firms that provided research services.]
   The Trustees of the fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the fund from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwriting.
From time to time the Trustees will review whether the recapture for the benefit of the fund of some portion of the brokerage commissions or similar fees paid by the fund on portfolio transactions is legally permissible and advisable. The fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the fund to seek such recapture.
Although the Trustees and officers of the fund are substantially the
same as those of other funds managed by    FMR or its affiliates    ,
investment decisions for the fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to the fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION
   The fund's net asset value per share (NAV) is the value of a single share. The NAV of the fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated
quote or    closing     bid price normally is used. Securities of
other open-end investment companies are valued at their respective
NAVs.
Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
   Independent     brokers or quotation services    provide prices
of    foreign     securities in their local currency. FSC gathers all
exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio
security occurs after the close of an exchange    or market     on
which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.
   Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.
   The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and American Depositary Receipts
(ADRs), market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

PERFORMANCE
The fund may quote performance in various ways. All performance information supplied by the fund in advertising is historical and is not intended to indicate future returns. The fund's share price, and total return fluctuate in response to market conditions and other factors, and the value of fund shares when redeemed may be more or less than their original cost.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of the fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's
NAV over a stated period.    A cumulative total return reflects actual
performance over a stated period of time.     Average annual total
returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or
after-tax basis. Total    returns may or may not include the effect of
the fund's maximum small account fee. Excluding the fund's small account fee from a total return calculation produces a higher total
return figure. Total     returns, and other performance information
may be quoted numerically or in a table, graph, or similar
illustration.
NET ASSET VALUE. Charts and graphs using the fund's    NAVs    ,
adjusted    NAVs    , and benchmark    indexes     may be used to
exhibit performance. An adjusted NAV includes any distributions paid by the fund and reflects all elements of its return. Unless otherwise indicated, the fund's adjusted NAVs are not adjusted for sales charges, if any.
MOVING AVERAGES.    A     fund may illustrate performance using moving
averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average. On
   November 27, 1998    , the 13-week and 39-week long-term moving
averages were    $__     and    $__    , respectively.
       CALCULATING HISTORICAL FUND RESULTS.    The following table
shows performance for the fund calculated including certain fund expenses.
HISTORICAL FUND RESULTS. The following table shows the fund's total
   return     for    the fiscal period     ended    November 30,
1998.
             AVERAGE                 CUMULATIV
             ANNUAL                  E TOTAL
             TOTAL                   RETURNS
             RETURNS

             ONE       FIVE   TEN    ONE        FIVE   TEN
             YEAR      YEARS  YEARS  YEAR       YEARS  YEARS



RETIREMENT    %         %      %      %          %      %
GROWTH

   [Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.]

The following table shows the income and capital elements of the fund's cumulative total return. The table compares the fund's return
to the record of the    S&P 500    , the Dow Jones Industrial Average
(DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for the fund. The S&P 500 and DJIA comparisons are provided to show how the fund's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. The fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike the fund's returns, do not include the effect of brokerage commissions or other costs of investing.
   During the 10-year period ended November 30, 1998, a hypothetical $10,000 investment in Retirement Growth would have grown to $______, assuming all distributions were reinvested. Total returns are based on past results and are not an indication of future performance. Tax consequences of different investments have not been factored into the figures below.

FIDELITY                                                                 INDEXES
RETIREME
NT
GROWTH
FUND

YEAR ENDED          VALUE OF    VALUE OF       VALUE OF       TOTAL      S&P 500    DJIA       COST OF
   NOVEMBER 30      INITIAL     REINVESTED     REINVESTED     VALUE                            LIVING**
                    $10,000     DIVIDEND       CAPITAL GAIN
                    INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS

   1998                $           $              $              $          $          $          $

1997                $ 15,819    $ 3,939        $ 26,791       $ 46,549   $ 55,623   $ 57,303   $ 13,995

1996                $ 15,487    $ 3,252        $ 21,464       $ 40,203   $ 43,282   $ 46,910   $ 13,744

1995                $ 15,070    $ 2,474        $ 17,892       $ 35,436   $ 33,851   $ 35,730   $ 13,310

1994                $ 13,918    $ 1,888        $ 13,377       $ 29,183   $ 24,712   $ 25,688   $ 12,990

1993                $ 14,884    $ 1,798        $ 11,314       $ 27,996   $ 24,457   $ 24,627   $ 12,634

1992                $ 15,278    $ 1,615        $ 6,539        $ 23,432   $ 22,213   $ 21,471   $ 12,305

1991                $ 13,300    $ 1,178        $ 4,512        $ 18,990   $ 18,745   $ 18,258   $ 11,941

1990                $ 10,147    $ 781          $ 3,442        $ 14,370   $ 15,575   $ 15,610   $ 11,594

1989                $ 12,071    $ 525          $ 3,477        $ 16,073   $ 16,137   $ 15,875   $ 10,910


** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in the fund
on    December 1, 1988,     the net amount invested in fund shares was
$10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to    $______    . If distributions had
not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period
would have amounted to    $______ for dividends and $_____ for capital
gain distributions. [The figures in the table do not include the effect of the fund's __[% sales charge (which was in effect during the period _____ through _____)] [,/or its][account closeout fee] [,] [or its] short-term] trading fee applicable to shares held less than days/years]].]

PERFORMANCE COMPARISONS. The fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. In addition to the mutual fund rankings, the fund's performance may be compared to stock, bond,
and money market mutual fund performance    indexes     prepared by
Lipper or other organizations. When comparing these    indexes    , it
is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, the fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
The fund's performance may also be compared to that of    the
benchmark index representing the universe of securities in which the
fund may invest. The total return of    the     index reflects
reinvestment of all dividends and capital gains paid by securities included in the index. Unlike the fund's returns, however, the
index's     returns do not reflect brokerage commissions, transaction
fees, or other costs of investing directly in the securities included in the index.
   Retirement Growth     may compare its performance to that of the
Standard & Poor's 500 Index, a    market capitalization weighted
index of common stocks.
The fund may be compared in advertising to Certificates of Deposit
(CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, the fund may offer greater liquidity or higher potential returns than CDs, the fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on
the    Consumer Price Index    , and combinations of various capital
markets. The performance of these capital markets is based on the
returns of different    indexes.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance
to that of other compilations or    indexes     that may be developed
and made available in the future.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.
The fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager. VOLATILITY. The fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.
MOMENTUM INDICATORS indicate the fund's price movements over specific periods of time. Each point on the momentum indicator represents the fund's percentage change in price movements over that period.
The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
The fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of November 30, 1998, FMR advised over    $__     billion in
   municipal     fund assets,    $__ billion in taxable fixed-income
fund assets,     $__ billion in money market fund assets,    $___
billion in equity fund assets,    $__     billion in international
fund assets, and    $___     billion in Spartan fund assets. The fund
may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

DISTRIBUTIONS AND TAXES
       DIVIDENDS.    A portion of the fund's income may qualify for
the dividends-received deduction available to corporate shareholders to the extent that the fund's income is derived from qualifying dividends. Because the fund may earn other types of income, such as interest, short-term capital gains, and non-qualifying dividends, the percentage of dividends from the fund that qualifies for the deduction generally will be less than 100%. A portion of the fund's dividends derived from certain U.S. Government securities and securities of certain other investment companies may be exempt from state and local taxation.
       CAPITAL GAINS DISTRIBUTIONS.    The fund's capital gains
distributions are federally taxable to shareholders at a rate based generally on the length of time the securities on which the gain was realized were held, regardless of the length of time those shares on which the distribution is received have been held.
   [    As of November 30, 199   8    , the fund    had     a capital
loss carryforward aggregating approximately $____. This loss carryforward, of which $___, $___, and $___will expire on November 30, 199_, ____, and ____ , respectively, is available to offset future
capital gains.   ]
       RETURNS OF CAPITAL.    If the fund's distributions exceed its
taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.
       FOREIGN TAX CREDIT OR DEDUCTION.    Foreign governments may
withhold taxes on dividends and interest earned by the fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. Because the fund does not currently anticipate that securities of foreign issuers will constitute more than 50% of its total assets at the end of its fiscal year, shareholders should not expect to be eligible to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.
TAX STATUS OF THE FUND. The fund intends to qualify each year as a
"regulated investment company"    under Subchapter M of the Internal
Revenue Code so     that it will not be liable for federal tax on
income and capital gains distributed to shareholders. In order to
qualify as a regulated investment    company,     and avoid being
subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax
consequences.    It is up to you or your tax preparer to determine
whether the sale of shares of the fund resulted in a capital gain or
loss or other tax consequence to you.     In addition to federal
income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers
to determine whether    a     fund is suitable to their particular tax
situation.

TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board, and executive officers of
the trust are listed below.    The Board of Trustees governs the fund
and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and
review the fund's performance.     Except as indicated, each
individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for
other funds advised by    FMR or its affiliates    . The business
address of each Trustee, Member of the Advisory Board, and officer who
is an "interested person" (as defined in the    1940 Act    ) is 82
Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (   68    ), Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman
and a Director of Fidelity Investments Money Management,    Inc.
(1998)    , Fidelity Management & Research (U.K.) Inc., and Fidelity
Management & Research (Far East)    Inc. Abigail Johnson, Vice
President of certain Equity Funds, is Mr. Johnson's daughter.
J. GARY BURKHEAD (   57    ), Member of the Advisory Board (1997), is
Vice Chairman and a Member of the Board of Directors of FMR Corp.
(1997) and President of Fidelity Personal Investments and Brokerage Group (1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.
RALPH F. COX (   65    ), Trustee, is President of RABAR Enterprises
(management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (   65    ),    Trustee.     Prior to her
retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
   ROBERT M. GATES (54), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates also is a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.
E. BRADLEY JONES (   71    ), Trustee. Prior to his retirement in
1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (   65    ), Trustee, is Executive-in-Residence (1995)
at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the
Board of Directors of National Arts Stabilization    Inc.,
Chairman of the Board of Trustees of the Greenwich Hospital
Association,    Director of the Yale-New Haven Health Services Corp.
(1998), a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (   55    ), Trustee, is Vice Chairman and Director of
   FMR    . Prior to May 31, 1990, he was a Director of FMR and
Executive Vice President of FMR (a position he held until March 31,
1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
WILLIAM O. McCOY (   65    ), Trustee (1997), is the Vice President of
Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH (   69    ), Trustee and Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.
   MARVIN L. MANN (65), Trustee (1993), is Chairman of the Board, of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993), Imation Corp. (imaging and information storage, 1997).
*ROBERT C. POZEN (   52    ), Trustee (1997) and Senior Vice
President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management,
Inc.    (1998),     Fidelity Management & Research (U.K.) Inc. (1997),
and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
THOMAS R. WILLIAMS (   69    ), Trustee, is President of The Wales
Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants,
1992).
ABIGAIL P. JOHNSON (   36    ), is Vice President of certain Equity
Funds (1997), and is a Director of FMR    Corp.     (1994). Before
assuming her current responsibilities, Ms. Johnson managed a number of
Fidelity    funds. Edward C. Johnson 3d, Trustee and President of the
Funds, is Ms. Johnson's father.
   J. FERGUS SHIEL (41), is Vice President of Fidelity Retirement Growth Fund (1996). Prior to his current position, Mr. Shiel managed a variety of Fidelity funds.
ERIC D. ROITER    (50)    , Secretary (1998), is Vice President (1998)
and General Counsel of FMR (1998).    Mr.     Roiter was an Adjunct
Member, Faculty of Law, at Columbia University Law School (1996-1997). Prior to joining Fidelity, Mr. Roiter was a partner at Debevoise & Plimpton (1981-1997) and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981).
RICHARD A. SILVER (   51    ), Treasurer (1997), is Treasurer of the
Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
JOHN H. COSTELLO (   52    ), Assistant Treasurer, is an employee of
FMR.
LEONARD M. RUSH (   52    ), Assistant Treasurer (1994), is an
employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of the fund for his
or her services for the fiscal year ended    November 30    ,
199   8     or calendar year ended December 31, 199   8    , as
applicable.

COMPENSATION
TABLE

TRUSTEES                AGGREGATE                  TOTAL
AND                     COMPENSATION               COMPENSATION
MEMBERS OF THE          FROM    RETIREMENT         FROM THE
ADVISORY BOARD             GROWTH    B,C   ,+      FUND COMPLEX*,A

J. GARY BURKHEAD**      $ 0                        $ 0

RALPH F. COX            $                          $ 214,500

PHYLLIS BURKE DAVIS     $                          $ 210,000

ROBERT M. GATES***      $                          $ 176,000

EDWARD C. JOHNSON 3D**  $ 0                        $ 0

E. BRADLEY JONES        $                          $ 211,500

DONALD J. KIRK          $                          $ 211,500

PETER S. LYNCH**        $ 0                        $ 0

WILLIAM O. MCCOY****    $                          $ 214,500

GERALD C. MCDONOUGH     $                          $ 264,500

MARVIN L. MANN          $                          $ 214,500

ROBERT C. POZEN**       $ 0                        $ 0

THOMAS R. WILLIAMS      $                          $ 214,500

* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.
** Interested Trustees of the fund and Mr. Burkhead are compensated by
FMR.
*** Mr. Gates was appointed to the Board of Trustees of    Fidelity
Financial Trust     effective March 1, 1997. Mr. Gates was elected to
the Board of Trustees    of Fidelity Financial Trust     on
November 18, 1998.
**** Mr. McCoy was appointed to the Board of Trustees effective
January 1, 1997. Mr. McCoy was elected to the Board of Trustees    of
Fidelity Financial Trust     on    November 18, 1998.
A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees
elected voluntarily to defer a portion of their    compensation as
follows:     Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and
Thomas R. Williams, $62,462.
B    Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.
   C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the
Plan    are subject to vesting and are     treated as though
equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular
level of compe   nsation to the Trustee. A fund may invest in the
Reference Funds under the Plan without shareholder approval.
   As of [date], approximately __% of the fund's total outstanding shares was held by FMR [[and] [an] FMR affiliate[s]]. FMR Corp. is the ultimate parent company of FMR and these FMR affiliates. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page ___, Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of the fund's shares, the Trustees, Members of the Advisory Board, and officers of the fund owned, in the
aggregate, less than __% of the fund's total outstanding shares    .
As of [date], the Trustees, Members of the Advisory Board, and officers of the fund owned, in the aggregate, less than __% of the fund's total outstanding shares.
   As of [date], the following owned of record or beneficially 5% or more (up to and including 25%) of the fund's outstanding shares:
   As of [date], approximately ____% of the fund's total outstanding shares were held by [NAME OF SHAREHOLDER].]
   A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS
   FMR Corp., organized in 1972, is the ultimate parent company of FMR, FMR U.K. and FMR Far East. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
   At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
   Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.

MANAGEMENT CONTRACT
   The fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services. MANAGEMENT SERVICES. Under the terms of its management contract with the fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the
fund in accordance with its investment objective,    policies     and
limitations. FMR also provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research,
   statistical     and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents,
accountants,    underwriters     and other persons dealing with the
fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing
reports,    evaluations     and analyses on a variety of subjects to
the Trustees.
MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and
shareholder servicing    agent     pricing and bookkeeping agent, and
securities lending    agent     , as applicable, the fund pays all of
its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
MANAGEMENT FEE. For the services of FMR under the management contract, the fund pays FMR a monthly management fee which has two components: a basic fee, which is the sum of a group fee rate and an individual fund fee rate, and a performance adjustment based on a comparison of the
fund's performance to that of    The     S&P 500.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

GROUP FEE RATE                                EFFECTIVE ANNUAL FEE
SCHEDULE                                      RATES

AVERAGE GROUP                     ANNUALIZED  GROUP NET              EFFECTIVE ANNUAL FEE
ASSETS                            RATE        ASSETS                 RATE

0                -    $3 BILLION  .5200%          $     0.5 BILLION  .5200%

3                -    6           .4900         25                   .4238

6                -    9           .4600         50                   .3823

9                -    12          .4300         75                   .3626

12               -    15          .4000         100                  .3512

15               -    18          .3850         125                  .3430

18               -    21          .3700         150                  .3371

21               -    24          .3600         175                  .3325

24               -    30          .3500         200                  .3284

30               -    36          .3450         225                  .3249

36               -    42          .3400         250                  .3219

42               -    48          .3350         275                  .3190

48               -    66          .3250         300                  .3163

66               -    84          .3200         325                  .3137

84               -    102         .3150         350                  .3113

102              -    138         .3100         375                  .3090

138              -    174         .3050         400                  .3067

174              -    210         .3000         425                  .3046

210              -    246         .2950         450                  .3024

246              -    282         .2900         475                  .3003

282              -    318         .2850         500                  .2982

318              -    354         .2800         525                  .2962

354              -    390         .2750         550                  .2942

390              -    426         .2700

426              -    462         .2650

462              -    498         .2600

498              -    534         .2550

OVER 534                          .2500


The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee
rate at    $___     billion of group net assets - the approximate
level for    November 1998 - was [__%]    , which is the weighted
average of the respective fee rates for each level of group net assets
up to    $__     billion.
The fund's individual fund fee rate is    0.30%    . Based on the
average group net assets of the funds advised by FMR for    November
1998    , the fund's annual basic fee rate would be calculated as
follows:

                            GROUP FEE RATE                   INDIVIDUAL FUND FEE RATE                   BASIC FEE RATE

   RETIREMENT GROWTH        0.___%                 +         0.30%                            =         0.___%


One-twelfth of    the     basic fee rate is applied to the fund's
   average     net assets for the month, giving a dollar    amount
which is the fee for that month.
COMPUTING THE PERFORMANCE ADJUSTMENT. The basic fee for Retirement Growth is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record of the S&P 500 (the Index) over the same period. The performance period consists of the most recent month plus the previous 35 months.
Each percentage point of difference, calculated to the nearest
   0.01%     (up to a maximum difference of (plus/minus)10.00   )
is multiplied by a performance adjustment rate of 0.02%.
The performance comparison is made at the end of each month. One twelfth (1/12) of this rate is then applied to the fund's average net
assets    throughout     the    month    , giving a dollar amount
which will be added to (or subtracted from) the basic fee.
The maximum annualized adjustment rate is (plus/minus)0.20% of the fund's average net assets over the performance period.
The fund's performance is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the fund are treated as if
reinvested in    that fund's     shares at the NAV as of the record
date for payment. The record of the Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the Index.
Because the adjustment to the basic fee is based on the fund's performance compared to the investment record of the Index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the Index. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.
For the fiscal years ended November 30, 1998, 199   7    , and
199   6    , the fund paid FMR management fees of    $_______,
$16,654,000 and $20,788,000,     respectively. The amount of these
management fees include both the basic fee and the amount of the performance adjustment, if any. For the fiscal years ended
    November 30,    1998, 1997 and 1996    , the downward performance
adjustments amounted to    $____     , $   7,529,000    , and
$   4,324,000    , respectively. For the fiscal years ended November
30,    1998     the upward performance adjustments amounted to
   $______.
   During the reporting period, FMR voluntarily modified the breakpoints in the group fee rate schedule on January 1, 1996 to provide for lower management fee rates as FMR's assets under management increase.
FMR may, from time to time, voluntarily reimburse all or a portion of the fund's operating expenses (exclusive of interest, taxes, brokerage
commissions, and extraordinary    expenses) [,which is subject to
revision or termination].     FMR retains the ability to be repaid for
these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements by FMR will increase the fund's total returns, and repayment of the reimbursement by the fund will lower its total returns.
   Effective [Date], FMR voluntarily agreed to reimburse the fund if and to the extent that its aggregate operating expenses, including management fees, were in excess of an annual rate of __% of its average net assets. For the fiscal years ended November 1998, 1997, and 1996, management fees incurred under the fund's contract prior to reimbursement amounted to $_________, $___________, and $_________, respectively, and management fees reimbursed by FMR amounted to $_________, $___________, and $_________, respectively.
   During the past three fiscal [years/periods], FMR voluntarily agreed to reimburse Retirement Growth if and to the extent that its aggregate operating expenses, including management fees, were in excess of an annual rate of its average net assets. The table below shows the period[s] of reimbursement and levels of expense limitation[s]; the dollar amount of management fees incurred under the fund's contract before reimbursement; and the dollar amount of management fees reimbursed by FMR under the expense reimbursement for [the/each] period.]
   The reimbursement arrangement that is in effect for the fund will continue through [month] [day], 19__, after which time FMR may elect to discontinue it.

                    PERIOD[S] OF  TO            AGGREGATE   FISCAL YEARS        MANAGEMENT     AMOUNT OF
                    EXPENSE                     OPERATING   ENDED               FEE BEFORE     MANAGEMENT
                    LIMITATION                  EXPENSE        NOVEMBER 30      REIMBURSEMENT  FEE
                                                LIMITATION                                     REIMBURSEMENT
                    FROM

   RETIREMENT       MONTH, DAY,   MONTH, DAY,    %          199_                $ *            $
   GROWTH           YEAR          YEAR

                    MONTH, DAY,   MONTH, DAY,    %          199_                $ *            $
                    YEAR          YEAR

                    MONTH, DAY,   MONTH, DAY,    %          199_                $ *            $
                    YEAR          YEAR


SUB-ADVISERS. On behalf of Retirement Growth, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.
On behalf of the fund, FMR may also grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the fund.
Under the sub-advisory agreements FMR pays the fees of FMR U.K. and FMR Far East. For providing non-discretionary investment advice and research services, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
On behalf of the fund, for providing discretionary investment management and executing portfolio transactions, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee rate (including any performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
For providing investment advice and research services, fees paid to the sub-advisers by FMR for the past three fiscal years are shown in the table below.

FISCAL YEAR ENDED   FMR U.K.          FMR FAR EAST
   NOVEMBER 30

199   8             $                 $

199   7             $    294,620      $    280,051

199   6             $    398,914      $    434,933

For discretionary investment management and execution of portfolio transactions, no fees were paid to the sub-advisers by FMR on behalf of the funds for the past three fiscal years.
   For discretionary investment management and execution of portfolio transactions, fees paid to the sub-advisers for the past three fiscal years are shown in the table below.

FISCAL YEAR ENDED   FMR U.K.    FMR FAR EAST
   NOVEMBER 30

199   8             $           $

199   7             $    0      $    0

199   6             $    0      $    0

No fees were paid to the sub-advisers        by FMR on behalf of the
fund for the past three fiscal years.

   DISTRIBUTION SERVICES
   The fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
The Trustees have approved a Distribution and Service Plan on behalf of the fund (the Plan) pursuant to Rule 12b-1 under the 1940 Act (the
Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Trustees, allows the fund and FMR to incur certain expenses that might be considered to constitute indirect payment by the fund of distribution expenses.
Under the Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for
expenses incurred in connection with    providing services intended to
result in the sale of fund shares and/or shareholder support
services    . In addition, the Plan provides that FMR, directly or
through FDC, may    pay intermediaries    , such as    banks,
broker-dealers and other service-providers    ,    that     provide
those        services. Currently, the Board of Trustees has authorized
such payments for shares.
Payments made by FMR    [    either directly or   ]     through FDC to
intermediaries for the fiscal year ended    1998     amounted to $____
for    Retirement Growth.
FMR made no payments    [    either directly or   ]     through FDC to
intermediaries for the fiscal year ended    1998    .
Prior to approving the Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that the Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that the Plan gives FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of
fund shares    or stabilization of cash flows     may result.
Furthermore, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of
underwriting,    selling     or distributing securities. Although the
scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the fund might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
The fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plan. No preference for the instruments of such depository institutions will be shown in the selection of investments.

   TRANSFER AND SERVICE AGENT AGREEMENTS
The fund has entered into a transfer agent agreement with FSC, an affiliate of FMR. Under the terms of the agreement, FSC performs transfer agency, dividend disbursing, and shareholder services for the fund.
   For providing transfer agency services,     FSC    receives an
account fee and an asset-based fee each paid monthly with respect to each account in the fund. For retail accounts and certain institutional accounts, these fees are based on account size and fund type. For certain institutional retirement accounts, these fees are based on fund type. For certain other institutional retirement accounts, these fees are based on account type (i.e., omnibus or non-omnibus) and, for non-omnibus accounts, fund type. The account fees are subject to increase based on postage rate changes.
The asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.
FSC also collects small account fees from certain accounts with balances of less than $2,500.
In addition, FSC receives the pro rata portion of the transfer agency
fees applicable to shareholder accounts in a    qualified state
tuition program (QSTP), as defined under the Small Business Job
Protection Act of 1996, managed by FMR or an affiliate and     each
Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate,
according to the percentage of the    QSTP's or     Freedom Fund's
assets that is invested in the fund.
FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
The fund has also entered into a service agent agreement with FSC. Under the terms of the agreement, FSC calculates the NAV and dividends for the fund, maintains the fund's portfolio and general accounting records, and administers the fund's securities lending program.
For providing pricing and bookkeeping services, FSC receives a monthly fee based on the fund's average daily net assets throughout the month. The annual fee rates for pricing and bookkeeping services are .0600% of the first $500 million of average net assets and .0300% of average net assets in excess of $500 million. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 and a maximum of $800,000 per year.
For the fiscal years ended        November 30   ,     1998,
199   7    , and 199   6    , the fund paid FSC pricing and
bookkeeping fees, including reimbursement for related out-of-pocket
expenses, of    $____, $811,000, and $808,000    , respectively.
For administering the fund's securities lending program, FSC receives fees based on the number and duration of individual securities loans.
For the fiscal years ended    November 30    ,    1998,
199   7    ,    and     199   6    , the fund paid securities lending
fees of    $__, $0, and     $   3,000    , respectively.

DESCRIPTION OF THE TRUST
TRUST ORGANIZATION.        Fidelity Retirement Growth Fund    is a
fund of     Fidelity Financial Trust,    an open-end management
investment company organized as a business trust on October 20, 1982. Currently, there are 3 funds in the trust: Fidelity Convertible Securities Fund, Fidelity Retirement Growth Fund and Fidelity Equity-Income II Fund. The Trustees are permitted to create additional funds in the trust.
   The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.
       SHAREHOLDER LIABILITY.    The trust is an entity commonly known
as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.
   The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
   The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
       VOTING RIGHTS.    Each fund's capital consists of shares of
beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value that you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.
   The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.
   The trust or any of its funds may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund with another entity or the sale of substantially all of the assets of the trust or a fund to another entity requires approval by a vote of shareholders of the trust or the fund. The Trustees may, however, reorganize or terminate the trust or any of its funds without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.
       CUSTODIAN.    Brown Brothers Harriman & Co., 40 Water Street,
Boston, Massachusetts, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York and The Chase Manhattan Bank, each headquartered in New York, also may serve as special purpose custodian of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of the fund's custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR.    ________________________________________     serves as the
trust's independent accountant. The auditor examines financial
statements for the    fund     and provides other audit, tax, and
related services.

FINANCIAL STATEMENTS
The fund's financial statements and financial highlights for the
fiscal year ended November 30, 199   8     , and report of the
auditor, are    included in the fund's Annual Report and are
incorporated herein by reference.

APPENDIX
   Fidelity, Fidelity Brokerage, and Fidelity Focus are registered trademarks of FMR Corp.
   THE THIRD PARTY MARKS APPEARING ABOVE ARE THE MARKS OF THEIR
RESPECTIVE OWNERS.



LIKE SECURITIES OF ALL MUTUAL
FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES AND EXCHANGE
COMMISSION, AND THE
SECURITIES AND EXCHANGE
COMMISSION HAS NOT
DETERMINED IF THIS
PROSPECTUS IS ACCURATE OR
COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.

FIDELITY
CONVERTIBLE SECURITIES
FUND
(fund number 308, trading symbol FCVSX)

PROSPECTUS
JANUARY 29, 1999

(fidelity_logo_graphic)(REGISTERED TRADEMARK)
 82 Devonshire Street, Boston, MA 02109

CONTENTS

FUND SUMMARY             3   INVESTMENT SUMMARY

                         2   PERFORMANCE

                         3   FEE TABLE

FUND BASICS              6   INVESTMENT DETAILS

                         8   VALUING SHARES

SHAREHOLDER INFORMATION  5   BUYING AND SELLING SHARES

                         9   EXCHANGING SHARES

                         10  ACCOUNT FEATURES AND POLICIES

                         12  DIVIDENDS AND CAPITAL GAINS
                             DISTRIBUTIONS

                         12  TAX CONSEQUENCES

FUND SERVICES            12  FUND MANAGEMENT

                         2   FUND DISTRIBUTION
                         3

APPENDIX                 13  FINANCIAL HIGHLIGHTS

FUND SUMMARY

INVESTMENT SUMMARY
INVESTMENT OBJECTIVE. Convertible Securities Fund seeks high total return through a combination of current income and capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing at least 65% of total assets in convertible securities (a convertible security performs more like a stock when the underlying share price is high and more like a bond when the underlying share price is low).
(small solid bullet) Potentially investing in other types of securities, including common stocks.
(small solid bullet) Investing in domestic and foreign issuers.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

CONVERTIBLE
SECURITIES

CALENDAR YEARS  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR CONVERTIBLE SECURITIES, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
____, 19__) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER
ENDING ____, 19__).

AVERAGE ANNUAL RETURNS
FOR THE         PAST 1  PAST 5  PAST 10
PERIODS ENDED   YEAR    YEARS   YEARS
DECEMBER 31,
1998

CONVERTIBLE      %       %       %
SECURITIES

MERRILL LYNCH    %       %       %
ALL
CONVERTIBLE
SECURITIES
INDEX

LIPPER           %       %       %
CONVERTIBLE
SECURITIES
FUNDS
AVERAGE

[If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.]

Merrill Lynch All Convertible Securities Index is a market-capitalization-weighted index of domestic corporate convertible securities. To be included in the index, bonds and preferred stocks must be convertible only to common stock and have a market value or original par value of at least $50 million.
Lipper Convertible Securities Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

FEE TABLE
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. [The annual fund operating expenses provided below for Convertible Securities are higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses during the period.][The annual fund operating expenses provided below for Convertible Securities are based on historical expenses.]

SHAREHOLDER FEES (PAID BY THE INVESTOR)
SALES CHARGE (LOAD) ON        NONE
PURCHASES
AND REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE         NONE
(LOAD) ON REDEMPTIONS

ANNUAL ACCOUNT                $12.00
MAINTENANCE FEE (FOR
ACCOUNTS UNDER $2,500)

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE             %

DISTRIBUTION AND SERVICE   NONE
(12B-1) FEE

OTHER EXPENSES             %

TOTAL ANNUAL FUND          %
OPERATING EXPENSES

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __%.]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

FUND BASICS

INVESTMENT DETAILS

INVESTMENT OBJECTIVE:
CONVERTIBLE SECURITIES seeks a high level of total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:
FMR normally invests at least 65% of the fund's total assets in convertible securities. FMR may also invest the fund's assets in other types of securities, including common stocks. FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.
In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.
FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES:
CONVERTIBLE SECURITIES are bonds, preferred stocks and other securities that pay interest or dividends and are convertible into common stocks or its equivalent value at maturity. Convertible securities are often lower-quality debt securities. Convertible securities generally have less potential for gain or loss than common stock. In general, a convertible security performs more like a stock when the underlying stock's price is high (because it is assumed that it will be converted into the stock) and more like a bond when the underlying stock's price is low (because it is assumed that it will mature without being converted). Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder.
EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks and warrants.

PRINCIPAL INVESTMENT RISKS:
Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. The fund's reaction to these developments will be affected by the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of the fund, they could be worth more or less than what you paid for them. The following factors may significantly affect the fund's performance:
STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.
INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities can be higher during economic recessions or periods of high interest rates.
In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance.

FUNDAMENTAL INVESTMENT POLICIES
The policies discussed below are fundamental, that is, subject to change only by shareholder approval.
THE FUND seeks a high level of total return through a combination of current income and capital appreciation. The fund seeks to achieve this objective by investing primarily in convertible securities.

VALUING SHARES
The fund's net asset value per share (NAV) is the value of a single share.
The fund is OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The fund's assets are valued as of this time for the purpose of computing the fund's NAV.
To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.
The fund's ASSETS ARE VALUED primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. In these circumstances, the security's valuation may differ from the generally expected valuation.
SHAREHOLDER INFORMATION

BUYING AND SELLING SHARES

GENERAL INFORMATION
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services, Inc. (FBSI). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.
For account, product and service information, please use the following WEB SITE and PHONE NUMBERS:
(small solid bullet) For information over the Internet, visit Fidelity's Web site at www.fidelity.com
(small solid bullet) For accessing account information automatically by phone, use TouchTone Xpress(registered trademark), 1-800-544-5555 (small solid bullet) For exchanges and redemptions, 1-800-544-7777 (small solid bullet) For account assistance, 1-800-544-6666
(small solid bullet) For mutual fund and retirement information, 1-800-544-8888
(small solid bullet) For brokerage information, 1-800-544-7272
(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m.-9:00 p.m. Eastern time)
Please use the following ADDRESSES:

BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517

You may buy or sell shares of the fund through a retirement account or an investment professional. If you invest through a retirement account or an investment professional, the procedures for buying, selling and exchanging shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in the fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.
Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.
The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS

RETIREMENT
FOR TAX-ADVANTAGED RETIREMENT SAVINGS
(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)
(solid bullet) ROTH IRAS
(solid bullet) ROTH CONVERSION IRAS
(solid bullet) ROLLOVER IRAS
(solid bullet) 401(K) PLANS, and certain other 401(A)-QUALIFIED PLANS (solid bullet) KEOGH PLANS
(solid bullet) SIMPLE IRAS
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS)
(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)
(solid bullet) 403(B) CUSTODIAL ACCOUNTS
(solid bullet) DEFERRED COMPENSATION PLANS (457 PLANS)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST
FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS

BUYING SHARES
The PRICE TO BUY one share of the fund is the fund's NAV. The fund's shares are sold without a sales charge.
Your shares will be bought at the next NAV calculated after your investment is received in proper form.
Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity Funds, and accounts under common ownership or control.
The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
When you place an order to buy shares, note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter CONFIRMED PURCHASE ORDERS on behalf of customers by phone, with payment to follow no later than the time when the fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

MINIMUMS
TO OPEN AN ACCOUNT                        $2,500
For certain Fidelity retirement accountsA $500
TO ADD TO AN ACCOUNT                      $250
Through regular investment plans          $100
MINIMUM BALANCE                           $2,000
For certain Fidelity retirement accountsA $500

A FIDELITY TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.

There is no minimum account balance or initial or subsequent purchase minimum for investments through Fidelity Portfolio Advisory Services SM, a qualified state tuition program, certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts.
In addition, the fund may waive or lower purchase minimums in other circumstances.

KEY
INFORMATION

PHONE                 TO OPEN AN ACCOUNT
1-800-544-7777        (BULLET) EXCHANGE
                      FROM ANOTHER FIDELITY FUND.
                      TO ADD TO AN ACCOUNT
                      (BULLET) EXCHANGE
                      FROM ANOTHER FIDELITY FUND.
                      (BULLET) USE
                      FIDELITY MONEY LINE TO TRANSFER FROM
                      YOUR BANK ACCOUNT.

INTERNET              TO OPEN AN ACCOUNT
WWW.FIDELITY.COM      (BULLET) COMPLETE
                      AND SIGN THE APPLICATION. MAKE YOUR
                      CHECK PAYABLE TO THE COMPLETE NAME
                      OF THE FUND. MAIL TO THE ADDRESS UNDER
                      "MAIL" BELOW.
                      TO ADD TO AN ACCOUNT
                      (BULLET) EXCHANGE
                      FROM ANOTHER FIDELITY FUND.
                      (BULLET) USE
                      FIDELITY MONEY LINE TO TRANSFER FROM
                      YOUR BANK ACCOUNT.

MAIL                  TO OPEN AN ACCOUNT
FIDELITY INVESTMENTS  (BULLET) COMPLETE
P.O. BOX 770001       AND SIGN THE APPLICATION. MAKE YOUR
CINCINNATI, OH        CHECK PAYABLE TO THE COMPLETE NAME
45277-0002            OF THE FUND. MAIL TO THE ADDRESS AT
                      LEFT.
                      TO ADD TO AN ACCOUNT
                      (BULLET) MAKE YOUR
                      CHECK PAYABLE TO THE COMPLETE NAME
                      OF THE FUND. INDICATE YOUR FUND
                      ACCOUNT NUMBER ON YOUR CHECK AND
                      MAIL TO THE ADDRESS AT LEFT.
                      (BULLET) EXCHANGE
                      FROM ANOTHER FIDELITY FUND. SEND A
                      LETTER OF INSTRUCTION TO THE ADDRESS AT
                      LEFT, INCLUDING YOUR NAME, THE FUNDS'
                      NAMES, THE FUND ACCOUNT NUMBERS,
                      AND THE DOLLAR AMOUNT OR NUMBER OF
                      SHARES TO BE EXCHANGED.

IN PERSON             TO OPEN AN ACCOUNT
                      (BULLET) BRING YOUR
                      APPLICATION AND CHECK TO A FIDELITY
                      INVESTOR CENTER. CALL 1-800-544-9797
                      FOR THE CENTER NEAREST YOU.
                      TO ADD TO AN ACCOUNT
                      (BULLET) BRING YOUR
                      CHECK TO A FIDELITY INVESTOR CENTER.
                      CALL 1-800-544-9797 FOR THE CENTER
                      NEAREST YOU.

WIRE                  TO OPEN AN ACCOUNT
                      (BULLET) CALL
                      1-800-544-7777 TO SET UP YOUR
                      ACCOUNT AND TO ARRANGE A WIRE
                      TRANSACTION.
                      (BULLET) WIRE
                      WITHIN 24 HOURS TO: BANKERS TRUST
                      COMPANY, BANK ROUTING #
                      021001033, ACCOUNT # 00163053.
                      (BULLET) SPECIFY
                      THE COMPLETE NAME OF THE FUND AND
                      INCLUDE YOUR NEW FUND ACCOUNT
                      NUMBER AND YOUR NAME.
                      TO ADD TO AN ACCOUNT
                      (BULLET) WIRE TO:
                      BANKERS TRUST COMPANY, BANK ROUTING
                      # 021001033, ACCOUNT #
                      00163053.
                      (BULLET) SPECIFY
                      THE COMPLETE NAME OF THE FUND AND
                      INCLUDE YOUR FUND ACCOUNT NUMBER AND
                      YOUR NAME.

AUTOMATICALLY         TO OPEN AN ACCOUNT
                      (BULLET) NOT
                      AVAILABLE.
                      TO ADD TO AN ACCOUNT
                      (BULLET) USE
                      FIDELITY AUTOMATIC ACCOUNT BUILDER OR
                      DIRECT DEPOSIT.
                      (BULLET) USE
                      FIDELITY AUTOMATIC EXCHANGE SERVICE TO
                      EXCHANGE FROM A FIDELITY MONEY
                      MARKET FUND.

SELLING SHARES
The PRICE TO SELL one share of the fund is the fund's NAV.
Your shares will be sold at the next NAV calculated after your order is received in proper form.
Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to sell more than $100,000 worth of shares,
(small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address), (small solid bullet) The check is being made payable to someone other than the account owner, or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
When you place an order to sell shares, note the following:
(small solid bullet) If you are selling some but not all of your shares, leave at least $2,000 worth of shares in the account to keep it open ($500 for retirement accounts), except accounts not subject to account minimums.
(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.
(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until investments credited to your account have been received and collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. (small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of the fund.
(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of the fund.
(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.
(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY
INFORMATION

PHONE                  (BULLET) CALL THE
1-800-544-7777         PHONE NUMBER AT LEFT TO INITIATE A WIRE
                       TRANSACTION OR TO REQUEST A CHECK FOR
                       YOUR REDEMPTION.
                       (BULLET) USE MONEY
                       LINE TO TRANSFER TO YOUR BANK ACCOUNT.
                       (BULLET) EXCHANGE
                       TO ANOTHER FIDELITY FUND. CALL THE PHONE
                       NUMBER AT LEFT.

INTERNET               (BULLET) EXCHANGE
WWW.FIDELITY.COM       TO ANOTHER FIDELITY FUND.
                       (BULLET) USE
                       FIDELITY MONEY LINE TO TRANSFER TO YOUR
                       BANK ACCOUNT.

MAIL                   INDIVIDUAL, JOINT TENANT,
FIDELITY INVESTMENTS   SOLE PROPRIETORSHIP,
P.O. BOX 660602        UGMA, UTMA
DALLAS, TX 75266-0602  (BULLET) SEND A
                       LETTER OF INSTRUCTION TO THE ADDRESS AT
                       LEFT, INCLUDING YOUR NAME, THE FUND'S
                       NAME, YOUR FUND ACCOUNT NUMBER, AND
                       THE DOLLAR AMOUNT OR NUMBER OF SHARES
                       TO BE SOLD. THE LETTER OF INSTRUCTION
                       MUST BE SIGNED BY ALL PERSONS REQUIRED
                       TO SIGN FOR TRANSACTIONS, EXACTLY AS
                       THEIR NAMES APPEAR ON THE ACCOUNT.
                       RETIREMENT ACCOUNT
                       (BULLET) THE
                       ACCOUNT OWNER SHOULD COMPLETE A
                       RETIREMENT DISTRIBUTION FORM. CALL
                       1-800-544-6666 TO REQUEST ONE.
                       TRUST
                       (BULLET) SEND A
                       LETTER OF INSTRUCTION TO THE ADDRESS AT
                       LEFT, INCLUDING THE TRUST'S NAME, THE
                       FUND'S NAME, THE TRUST'S FUND ACCOUNT
                       NUMBER, AND THE DOLLAR AMOUNT OR
                       NUMBER OF SHARES TO BE SOLD. THE
                       TRUSTEE MUST SIGN THE LETTER OF INSTRUCTION
                       INDICATING CAPACITY AS TRUSTEE. IF THE
                       TRUSTEE'S NAME IS NOT IN THE ACCOUNT
                       REGISTRATION, PROVIDE A COPY OF THE TRUST
                       DOCUMENT CERTIFIED WITHIN THE LAST 60
                       DAYS.
                       BUSINESS OR ORGANIZATION
                       (BULLET) SEND A
                       LETTER OF INSTRUCTION TO THE ADDRESS AT
                       LEFT, INCLUDING THE FIRM'S NAME, THE
                       FUND'S NAME, THE FIRM'S FUND ACCOUNT
                       NUMBER, AND THE DOLLAR AMOUNT OR
                       NUMBER OF SHARES TO BE SOLD. AT LEAST
                       ONE PERSON AUTHORIZED BY CORPORATE
                       RESOLUTION TO ACT ON THE ACCOUNT MUST
                       SIGN THE LETTER OF INSTRUCTION.
                       (BULLET) INCLUDE A
                       CORPORATE RESOLUTION WITH CORPORATE
                       SEAL OR A SIGNATURE GUARANTEE.
                       EXECUTOR, ADMINISTRATOR,
                       CONSERVATOR, GUARDIAN
                       (BULLET) CALL
                       1-800-544-6666 FOR INSTRUCTIONS.

IN PERSON              INDIVIDUAL, JOINT TENANT,
                       SOLE PROPRIETORSHIP,
                       UGMA, UTMA
                       (BULLET) BRING A
                       LETTER OF INSTRUCTION TO A FIDELITY
                       INVESTOR CENTER. CALL 1-800-544-9797
                       FOR THE CENTER NEAREST YOU. THE LETTER
                       OF INSTRUCTION MUST BE SIGNED BY ALL
                       PERSONS REQUIRED TO SIGN FOR
                       TRANSACTIONS, EXACTLY AS THEIR NAMES
                       APPEAR ON THE ACCOUNT.
                       RETIREMENT ACCOUNT
                       (BULLET) THE
                       ACCOUNT OWNER SHOULD COMPLETE A
                       RETIREMENT DISTRIBUTION FORM. VISIT A
                       FIDELITY INVESTOR CENTER TO REQUEST
                       ONE. CALL 1-800-544-9797 FOR THE
                       CENTER NEAREST YOU.
                       TRUST
                       (BULLET) BRING A
                       LETTER OF INSTRUCTION TO A FIDELITY
                       INVESTOR CENTER. CALL 1-800-544-9797
                       FOR THE CENTER NEAREST YOU. THE TRUSTEE
                       MUST SIGN THE LETTER OF INSTRUCTION
                       INDICATING CAPACITY AS TRUSTEE. IF THE
                       TRUSTEE'S NAME IS NOT IN THE ACCOUNT
                       REGISTRATION, PROVIDE A COPY OF THE TRUST
                       DOCUMENT CERTIFIED WITHIN THE LAST 60
                       DAYS.
                       BUSINESS OR ORGANIZATION
                       (BULLET) BRING A
                       LETTER OF INSTRUCTION TO A FIDELITY
                       INVESTOR CENTER. CALL 1-800-544-9797
                       FOR THE CENTER NEAREST YOU. AT LEAST
                       ONE PERSON AUTHORIZED BY CORPORATE
                       RESOLUTION TO ACT ON THE ACCOUNT MUST
                       SIGN THE LETTER OF INSTRUCTION.
                       (BULLET) INCLUDE A
                       CORPORATE RESOLUTION WITH CORPORATE
                       SEAL OR A SIGNATURE GUARANTEE.
                       EXECUTOR, ADMINISTRATOR,
                       CONSERVATOR, GUARDIAN
                       (BULLET) VISIT A
                       FIDELITY INVESTOR CENTER FOR
                       INSTRUCTIONS. CALL 1-800-544-9797 FOR
                       THE CENTER NEAREST YOU.

AUTOMATICALLY          (BULLET) USE
                       PERSONAL WITHDRAWAL SERVICE TO SET UP
                       PERIODIC REDEMPTIONS FROM YOUR
                       ACCOUNT.

EXCHANGING SHARES
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
As a shareholder, you have the privilege of exchanging shares of the fund for shares of other Fidelity funds.
However, you should note the following policies and restrictions governing exchanges.
(small solid bullet) The fund you are exchanging into must be available for sale in your state.
(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund, read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) The fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year.
(small solid bullet) The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) The fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
The fund may terminate or modify the exchange privilege in the future. Other funds may have different exchange restrictions, and may impose administrative fees of up to 1.00% and trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES
The following features are available to buy and sell shares of the fund.
AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS

FIDELITY AUTOMATIC ACCOUNT BUILDER(registered trademark)
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND
MINIMUM  FREQUENCY             PROCEDURES
$100     MONTHLY OR QUARTERLY  (BULLET) TO SET UP FOR A NEW
                               ACCOUNT, COMPLETE THE APPROPRIATE
                               SECTION ON THE FUND APPLICATION.
                               (BULLET) TO SET UP FOR EXISTING
                               ACCOUNTS, CALL 1-800-544-6666 OR
                               VISIT FIDELITY'S WEB SITE FOR AN
                               APPLICATION.
                               (BULLET) TO MAKE CHANGES, CALL
                               1-800-544-6666 AT LEAST THREE
                               BUSINESS DAYS PRIOR TO YOUR NEXT
                               SCHEDULED INVESTMENT DATE.

DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A
FIDELITY FUNDA
MINIMUM  FREQUENCY         PROCEDURES
$100     EVERY PAY PERIOD  (BULLET) TO SET UP FOR A NEW
                           ACCOUNT, CHECK THE APPROPRIATE BOX
                           ON THE FUND APPLICATION.
                           (BULLET) TO SET UP FOR AN
                           EXISTING ACCOUNT, CALL
                           1-800-544-6666 OR VISIT FIDELITY'S
                           WEB SITE FOR AN AUTHORIZATION FORM.
                           (BULLET) TO MAKE CHANGES YOU
                           WILL NEED A NEW AUTHORIZATION
                           FORM. CALL 1-800-544-6666 OR
                           VISIT FIDELITY'S WEB SITE TO OBTAIN
                           ONE.

A BECAUSE ITS SHARE PRICE FLUCTUATES, THE FUND MAY NOT BE AN
APPROPRIATE CHOICE FOR DIRECT DEPOSIT OF YOUR ENTIRE CHECK.

FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY
FUND

MINIMUM  FREQUENCY                           PROCEDURES
$100     MONTHLY, BIMONTHLY, QUARTERLY, OR   (BULLET) TO SET UP, CALL
         ANNUALLY                            1-800-544-6666 AFTER BOTH
                                             ACCOUNTS ARE OPENED.
                                             (BULLET) TO MAKE CHANGES, CALL
                                             1-800-544-6666 AT LEAST THREE
                                             BUSINESS DAYS PRIOR TO YOUR NEXT
                                             SCHEDULED EXCHANGE DATE.


PERSONAL WITHDRAWAL SERVICE
TO SET UP PERIODIC REDEMPTIONS FROM YOUR ACCOUNT TO YOU OR TO YOUR
BANK ACCOUNT.

FREQUENCY  PROCEDURES
MONTHLY    (BULLET) TO SET UP, CALL
           1-800-544-6666.
           (BULLET) TO MAKE CHANGES, CALL
           FIDELITY AT 1-800-544-6666 AT
           LEAST THREE BUSINESS DAYS PRIOR TO
           YOUR NEXT SCHEDULED WITHDRAWAL
           DATE.

OTHER FEATURES. The following other features are also available to buy and sell shares of the fund.

WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.
     (BULLET) YOU MUST SIGN UP FOR
     THE WIRE FEATURE BEFORE USING IT.
     COMPLETE THE APPROPRIATE SECTION
     ON THE APPLICATION WHEN OPENING
     YOUR ACCOUNT, OR CALL
     1-800-544-7777 TO ADD THE
     FEATURE AFTER YOUR ACCOUNT IS
     OPENED. CALL 1-800-544-7777
     BEFORE YOUR FIRST USE TO VERIFY THAT
     THIS FEATURE IS SET UP ON YOUR
     ACCOUNT.

     (BULLET) TO SELL SHARES BY WIRE,
     YOU MUST DESIGNATE THE U.S.
     COMMERCIAL BANK ACCOUNT(S) INTO
     WHICH YOU WISH THE REDEMPTION
     PROCEEDS DEPOSITED.

FIDELITY MONEY LINE
TO TRANSFER MONEY BY PHONE BETWEEN YOUR BANK ACCOUNT AND YOUR FUND
ACCOUNT.
     (BULLET) YOU MUST SIGN UP FOR
     THE MONEY LINE FEATURE BEFORE
     USING IT. COMPLETE THE APPROPRIATE
     SECTION ON THE APPLICATION AND THEN
     CALL 1-800-544-7777 OR VISIT
     FIDELITY'S WEB SITE BEFORE YOUR FIRST
     USE TO VERIFY THAT THIS FEATURE IS SET
     UP ON YOUR ACCOUNT.
     (BULLET) MOST TRANSFERS ARE
     COMPLETE WITHIN THREE BUSINESS
     DAYS OF YOUR CALL.
     (BULLET) MAXIMUM PURCHASE:
     $100,000

FIDELITY ON-LINE XPRESS+(Registered trademark)
TO MANAGE YOUR INVESTMENTS THROUGH YOUR PC.
     CALL 1-800-544-7272 OR VISIT
     FIDELITY'S WEB SITE FOR MORE
     INFORMATION.
     (BULLET) FOR ACCOUNT BALANCES
     AND HOLDINGS;
     (BULLET) TO REVIEW RECENT
     ACCOUNT HISTORY;
     (BULLET) FOR MUTUAL FUND AND
     BROKERAGE TRADING; AND
     (BULLET) FOR ACCESS TO RESEARCH
     AND ANALYSIS TOOLS.

FIDELITY WEB XPRESS(registered trademark)
TO ACCESS AND MANAGE YOUR ACCOUNT OVER THE INTERNET AT FIDELITY'S WEB
SITE.
     (BULLET) FOR ACCOUNT BALANCES
     AND HOLDINGS;
     (BULLET) TO REVIEW RECENT
     ACCOUNT HISTORY;
     (BULLET) TO OBTAIN QUOTES;
     (BULLET) FOR MUTUAL FUND AND
     BROKERAGE TRADING; AND
     (BULLET) TO ACCESS THIRD-PARTY
     RESEARCH ON COMPANIES, STOCKS,
     MUTUAL FUNDS AND THE MARKET.

TOUCHTONE XPRESS(registered trademark)
TO ACCESS AND MANAGE YOUR ACCOUNT AUTOMATICALLY BY PHONE.
     CALL 1-800-544-5555
     (BULLET) FOR ACCOUNT BALANCES
     AND HOLDINGS;
     (BULLET) FOR MUTUAL FUND AND
     BROKERAGE TRADING;
     (BULLET) TO OBTAIN QUOTES;
     (BULLET) TO REVIEW ORDERS AND
     MUTUAL FUND ACTIVITY; AND
     (BULLET) TO CHANGE YOUR
     PERSONAL IDENTIFICATION NUMBER
     (PIN).

POLICIES
The following policies apply to you as a shareholder.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another Fund and certain transactions through automatic investment or withdrawal programs).
(small solid bullet) Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
(small solid bullet) Financial reports (every six months).
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in the fund. Call Fidelity if you need additional copies of financial reports, prospectuses or historical account information.
Electronic copies of most financial reports and prospectuses are available at Fidelity's Web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's Web site for more information.
You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.
When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.
Fidelity may deduct an ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
If your ACCOUNT BALANCE falls below $2,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed. Fidelity may charge a FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as DIVIDENDS. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as CAPITAL GAINS DISTRIBUTIONS.
The fund normally pays dividends and capital gains distributions in January and December.

DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. The following options may be available for the fund's distributions:
1. REINVESTMENT OPTION. Your dividends and capital gains distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gains distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.
3. CASH OPTION. Your dividends and capital gains distributions will be paid in cash.
4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gains distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.
Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.
If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES
As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.
If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "BUYING A DIVIDEND" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.
Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.
TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES

FUND MANAGEMENT
Convertible Securities is a MUTUAL FUND, an investment that pools shareholders' money and invests it toward a specified goal.
FMR is the fund's manager.
As of ____, FMR had $__ billion in discretionary assets under management.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised the fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on the fund.
David Felman is Vice President and manager of Convertible Securities Fund, which he has managed since July 1997. Mr. Felman joined Fidelity as an analyst in 1993, after receiving a master of arts degree from Harvard University. Previously, he received an MBA from the Stern School of Business at New York University in 1991.
Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions. The fund pays a MANAGEMENT FEE to FMR.
The management fee is calculated and paid to FMR every month. The fee is determined by calculating a BASIC FEE and then applying a PERFORMANCE ADJUSTMENT. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to a specified securities index.

MANAGEMENT  =  BASIC  +/-  PERFORMANCE
FEE            FEE         ADJUSTMENT

The BASIC FEE is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.
For November 1998, the group fee rate was __%. The individual fund fee rate is 0.20%.
The basic fee for the fiscal year ended November 30, 1998 was __% of the fund's average net assets.
The PERFORMANCE ADJUSTMENT rate is calculated monthly by comparing the fund's performance over the most recent 36-month period to a specified securities index.
Prior to December 1, 1998, the fund compared its performance to the Merrill Lynch Convertible Securities Ex-Mandatory Index (formerly known as the Merrill Lynch Convertible Securities Index). Effective December 1, 1998, following the approval of its shareholders, the fund changed its comparative securities index to the Merrill Lynch All Convertible Securities Index and began to prospectively compare its performance to that index. Because performance adjustments are based on a rolling 36 month measurement period, the change to the new index will not be fully implemented until the expiration of a corresponding 36 month transition period. During the transition period, the fund's performance will be compared to a blended index return that reflects the performance of the new index for the portion of the 36 month performance measurement period subsequent to November 30, 1998 and the performance of the old index for the remainder of the period. At the conclusion of the transition period, the performance of the Merrill Lynch Convertible Ex-Mandatory Index will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the Merrill Lynch All Convertible Securities Index.
The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets throughout the month, and the resulting dollar amount is then added to or subtracted from the basic fee. The maximum annualized performance adjustment rate is __% of the fund's average net assets over the performance period.
The total management fee for the fiscal year ended November 30, 1998, was ___% of the fund's average net assets.
FMR pays FMR U.K. and FMR Far East for providing assistance with investment advisory services.
FMR may, from time to time, agree to reimburse the fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease the fund's expenses and boost its performance.
[As of November 30, 1998, approximately ____% of the fund's total outstanding shares were held by FMR and FMR affiliates.]

FUND DISTRIBUTION
FDC distributes the fund's shares.
The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service providers, that provide those services. Currently, the Board of Trustees has authorized such payments.
To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.
FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell or to buy shares of the fund to any person to whom it is unlawful to make such offer.

APPENDIX

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the fund's financial history for the past 5 years. Certain information reflects financial results for a single fund share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by _________, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's Annual Report. A free copy of the Annual Report is available upon request.

[Financial Highlights to be filed by subsequent amendment.]

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of recent market conditions and the fund's investment strategies, performance and holdings.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-800-544-8888 or visit Fidelity's Web site at www.fidelity.com.

The SAI, the fund's annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-3587.

FIDELITY, FIDELITY INVESTMENTS & (PYRAMID) DESIGN, FIDELITY
INVESTMENTS, FIDELITY MONEY LINE, FIDELITY WEB XPRESS, TOUCHTONE
XPRESS, FIDELITY AUTOMATIC ACCOUNT BUILDER, AND DIRECTED DIVIDENDS ARE REGISTERED TRADEMARKS OF FMR CORP.

PORTFOLIO ADVISORY SERVICES IS A SERVICE MARK OF FMR CORP.

THE THIRD PARTY MARKS APPEARING ABOVE ARE THE MARKS OF THEIR
RESPECTIVE OWNERS.

[Item code number] CVS-pro-0199

FIDELITY CONVERTIBLE SECURITIES FUND
A FUND OF FIDELITY FINANCIAL TRUST
STATEMENT OF ADDITIONAL INFORMATION
JANUARY    29    ,    1999

This Statement of Additional Information (SAI) is not a prospectus.
   Portions of the fund's Annual Report are incorporated herein.
The Annual Report is supplied with this SAI.
To obtain a free additional copy of the Prospectus   , dated January
29, 1999,     or an Annual Report, please call Fidelity(registered
trademark) at 1-800-544-8888    or visit Fidelity's Web site at
www.fidelity.com.

TABLE OF CONTENTS                      PAGE

INVESTMENT POLICIES AND                17
LIMITATIONS

PORTFOLIO TRANSACTIONS                 22

VALUATION                              23

PERFORMANCE                            23

ADDITIONAL PURCHASE   , EXCHANGE       26
AND REDEMPTION INFORMATION

DISTRIBUTIONS AND TAXES                26

TRUSTEES AND OFFICERS                  26

   CONTROL OF INVESTMENT ADVISERS      26

MANAGEMENT CONTRACT                    29

DISTRIBUTION    SERVICES               31

   TRANSFER AND SERVICE AGENT          31
   AGREEMENTS

DESCRIPTION OF THE TRUST               32

FINANCIAL STATEMENTS                   32

   APPENDIX                            32

CVS-ptb-01   99
[Item code number]

(fidelity_logo_graphic)(REGISTERED TRADEMARK)
82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed by the United States government or its agencies
or instrumentalities   , or securities of other investment
companies    ) if, as a result thereof, more than 5% of the fund's
total assets would be invested in the securities of such issuer, or it would hold more than 10% of the voting securities of such issuer, except that up to 25% of the value of the fund's total assets may be invested without regard to these limitations;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that
the    fund may be considered an underwriter within the meaning of the
Securities Act of 1933 in the disposition of restricted
securities    ;
(5) purchase any security if, as a result, more than 25% of its total assets would be invested in the securities of companies having their principal business activities in the same industry (this limitation does not apply to securities issued or guaranteed by the United States government or its agencies or instrumentalities);
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or
(8) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) the fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
   (vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page __.
   The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal.
AFFILIATED BANK TRANSACTIONS.    A     fund may engage in transactions
with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These
transactions may    involve     repurchase agreements with custodian
banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
ASSET-BACKED SECURITIES represent interests in pools of    mortgages,
loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information
concerning the pool and its structure,     the creditworthiness of the
servicing agent for the pool, the originator of the loans    or
receivables,     or the    entities     providing the credit
enhancement.    In addition, these securities may be subject to
prepayment risk.
       BORROWING.    The fund may borrow from banks or from other
funds advised by FMR or its affiliates, or through reverse repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
   CASH MANAGEMENT. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market funds. Generally, these securities offer less potential for gains than other types of securities.
   CENTRAL CASH FUNDS are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity and diversification of their investments.
       COMMON STOCK represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, owners of bonds and preferred stock take precedence over the claims of those who own common stock.
CONVERTIBLE SECURITIES are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.
Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent
because of the interest or dividend payments and the    repayment
of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
       DEBT SECURITIES    are used by issuers to borrow money. The
issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.
Foreign investments involve    risks relating to     local political,
economic,    regulatory,     or social instability, military action or
unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S.
dollars, or other government intervention.    Additionally,
governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the
conditions for payment be renegotiated.     There is no assurance that
FMR will be able to anticipate these potential events or counter their
effects.    In addition, the value of securities denominated in
foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
   It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC)
markets located outside of the United States.     Foreign stock
markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement
an   d custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of
payment)     are often less developed than those in U.S. markets,
   and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.
   Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.
American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate
actions. ADRs are    alternatives     to directly purchasing the
underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
   The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.
FOREIGN CURRENCY TRANSACTIONS. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.
A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.
Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times. FUND'S RIGHTS AS A SHAREHOLDER. The fund does not intend to direct or
administer the day-to-day operations of any company.    A     fund,
however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's
investment in the company. The activities    in which     a fund may
engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing
third-party     takeover efforts. This area of corporate activity is
increasingly prone to litigation and it is possible that    a     fund
could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent
possible, the risk of litigation against    a     fund and the risk of
actual liability if    a     fund is involved in litigation. No
guarantee can be made, however, that litigation against    a     fund
will not be undertaken or liabilities incurred.
FUTURES AND OPTIONS. The following    paragraphs     pertain to
futures and options: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
COMBINED POSITIONS    involve purchasing and writing options     in
combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the
overall position. For example,    purchasing     a put option and
   writing     a call option on the same underlying instrument
would     construct a combined position whose risk and return
characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's
current or anticipated investments exactly.    A     fund may invest
in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in
which    the fund     typically invests, which involves a risk that
the options or futures position will not track the performance of the fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match
a     fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price
fluctuation limits or trading halts.    A     fund may purchase or
sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in
all cases. If price changes in    a     fund's options or futures
positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.
FUTURES CONTRACTS.    In purchasing     a futures contract,    the
buyer     agrees to purchase a specified underlying instrument at a
specified future date.    In selling     a futures contract,    the
seller     agrees to sell    a specified     underlying instrument at
a specified future date. The price at which the purchase and sale will
take place is fixed when the    buyer and seller enter     into the
contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore,
purchasing futures contracts will tend to increase    a     fund's
exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument
directly. When    a     fund sells a futures contract, by contrast,
the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of
a     fund's investment limitations. In the event of the bankruptcy of
an FCM that holds margin on behalf of    a     fund, the fund may be
entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The fund intends to comply with Rule
4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums.
In addition, the fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would
exceed 25% of its total assets    under normal conditions    ; or (c)
purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the fund's investments in futures contracts and options, and the fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially
could require    a     fund to continue to hold a position until
delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed
above.    A     fund may purchase and sell currency futures and may
purchase and write currency options to increase or decrease its
exposure to different foreign currencies.    Currency options     may
also    be purchased or written     in conjunction with each other or
with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but
may not reflect other factors that affect the value of    a     fund's
investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not
protect    a     fund against a price decline resulting from
deterioration in the issuer's creditworthiness. Because the value of
   a     fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this
type of arrangement allows    the purchaser or writer     greater
flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the
   purchaser     obtains the right (but not the obligation) to sell
the option's underlying instrument at a fixed strike price. In return
for this right, the    purchaser     pays the current market price for
the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of
securities prices, and futures contracts. The    purchaser     may
terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the
   purchaser     will lose the entire premium. If the    option is
exercised    , the    purchaser     completes the sale of the
underlying instrument at the strike price.    A purchaser     may also
terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS.    The writer of     a put    or call
option takes     the opposite side of the transaction from the
option's purchaser. In return for receipt of the premium, the
   writer     assumes the obligation to pay the strike price for the
option's underlying instrument if the other party to the option
chooses to exercise it. The    writer     may seek to terminate
a     position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary
market is not liquid for a put option, however, the    writer     must
continue to be prepared to pay the strike price while the option is
outstanding, regardless of price changes.    When writing an option on
a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates the    writer     to sell or deliver
the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID    SECURITIES     cannot be sold or disposed of in the
ordinary course of business at approximately the prices at which they
are valued.    Difficulty in selling securities may result in a loss
or may be costly to a fund.     Under the supervision of the Board of
Trustees, FMR determines the liquidity of    a     fund's investments
and, through reports from FMR, the Board monitors investments in
illiquid    securities.     In determining the liquidity of    a
    fund's investments, FMR may consider various factors, including
(1) the frequency    and volume     of trades and quotations, (2) the
number of dealers and prospective purchasers in the marketplace, (3)
dealer undertakings to make a market    and     (4) the nature of the
   security and the market in which it     trades    (including any
demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting
offers, the time required to dispose of the security, and     the
ability to assign or offset the rights and obligations    of the
security).
INDEXED SECURITIES    are instruments     whose prices are indexed to
the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
   Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.
Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes
in the United States and abroad.    Indexed securities may be more
volatile than the underlying instruments.     Indexed securities
are    also     subject to the credit risks associated with the issuer
of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive
order issued by the SEC,    a f    und    may     lend money to, and
borrow money from, other funds advised by FMR or its affiliates.
A     fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements, and will borrow through the program only when the costs
are equal to or lower than the cost of bank loans.    Interfund loans
and borrowings normally extend overnight, but can have a maximum
duration of seven days.     Loans may be called on one day's
notice.    A     fund may have to borrow from a bank at a higher
interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
INVESTMENT-GRADE DEBT SECURITIES. Investment-grade debt securities are medium and high-quality securities. Some may possess speculative characteristics and may be sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch IBCA Inc., or is unrated buy considered to be of equivalent quality by FMR.
LOWER-QUALITY DEBT SECURITIES.    Lower-quality debt securities have
poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the
liquidity of lower-quality debt securities and     the ability of
outside pricing services to value lower-quality debt securities.
   Because     the risk of default is higher for lower-quality debt
securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.
   A     fund may choose, at its expense or in conjunction with
others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
MORTGAGE SECURITIES    are issued by     government and non-government
entities such as banks, mortgage lenders, or other institutions. A
mortgage security    is     an obligation of the issuer backed by a
mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and
interest at a    range of     specified intervals; others make
semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial
real estate or residential properties.    Stripped mortgage securities
are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.
       Fannie Maes and Freddie Macs    are pass-through securities
issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.
   The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.
   In order to earn additional income for a fund, FMR may use a trading strategy that involves selling mortgage securities and simultaneously agreeing to purchase similar securities on a later date at a set price. This trading strategy may result in an increase portfolio turnover rate which increases costs and may increase taxable gains.
       PREFERRED STOCK    is a class of equity or ownership in an
issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, owners of bonds take precedence over the claims of those who own preferred and common stock.
       REAL ESTATE INVESTMENT TRUSTS.    Equity real estate investment
trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.
REPURCHASE AGREEMENTS    involve an agreement to purchase     a
security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon
rate or maturity of the purchased security.    As protection against
the     risk that the original seller will not fulfill its obligation,
the securities are held in a    separate     account at a bank,
marked-to-market daily, and maintained at a value at least equal to
the sale price plus the accrued incremental amount.    The value of
the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or
becomes insolvent. The fund will     engage in repurchase agreement
transactions        with parties whose creditworthiness has been
reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES    are subject to legal restrictions on their
sale. Difficulty in selling securities may result in a loss or be
costly to a fund. Restricted securities     generally can be sold in
privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered
public offering. Where registration is required, the    holder of a
registered security     may be obligated to pay all or part of the
registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the
   holder     might obtain a less favorable price than prevailed when
it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a
fund sells a    security     to another party, such as a bank or
broker-dealer, in return for cash and agrees to repurchase that
security at    an agreed-upon     price and time. The fund will enter
into reverse repurchase agreements with parties whose creditworthiness
has been    reviewed and     found satisfactory by FMR. Such
transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.
   SECURITIES OF OTHER INVESTMENT COMPANIES, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.
The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.
SECURITIES LENDING.    A     fund may lend securities to parties such
as broker-dealers or    other institutions    , including Fidelity
Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange and a subsidiary of FMR Corp.
Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income.
   Because     there may be delays in the recovery of loaned
securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk.
FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
Cash received through loan transactions may be invested in    other
eligible securities    . Investing this cash subjects that investment,
as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
SHORT SALES.    Stocks     underlying    a fund's     convertible
security holdings    can be sold short    . For example, if FMR
anticipates a decline in the price of the stock underlying a
convertible security    held by a     fund, it may sell the stock
short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. The fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.
   A     fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them
aside while the short sale is outstanding.    A     fund will incur
transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.
SWAP AGREEMENTS can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may
increase or decrease    a     fund's exposure to long- or short-term
interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift    a     fund's investment exposure
from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap
agreements may increase or decrease the overall volatility of    a
fund's investments and its share price and yield.
The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors
that determine the amounts of payments due to and from    a     fund.
If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in
losses.    A     fund    may     be able to eliminate its exposure
under    a     swap    agreement     either by assignment or other
disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.
   TEMPORARY DEFENSIVE POLICIES. The fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
WARRANTS. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.
Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.
   ZERO COUPON BONDS do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of the fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of transaction orders for other investment companies and
   investment     accounts for which it or its affiliates act as
investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the
reasonableness of any commissions; and   , if applicable,
arrangements for payment of fund expenses.
   If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contract"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.
   Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.
The fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other
   investment     accounts over which FMR or its affiliates exercise
investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and
performance of    investment     accounts;    and     effect
securities transactions and perform functions incidental thereto (such as clearance and settlement).
The selection of such broker-dealers    for transactions in equity
securities     is generally made by FMR (to the extent possible
consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided.
   For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.
The receipt of research from broker-dealers that execute transactions
on behalf of    a     fund may be useful to FMR in rendering
investment management services to    that     fund or its other
clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be
useful to FMR in carrying out its obligations to    a     fund. The
receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
   Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.
Subject to applicable limitations of the federal securities laws,
   the fund may pay a broker-dealer     commissions for agency
transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a
particular transaction or FMR's overall responsibilities to    that
    fund    or     its other clients. In reaching this determination,
FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
   To the extent permitted by applicable law, FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC (FBSJ), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.
FMR may allocate brokerage transactions to broker-dealers
   (including affiliates of FMR)     who have entered into
arrangements with FMR under which the broker-dealer allocates a
portion of the commissions paid by    a     fund toward    the
reduction     of    that     fund's expenses. The transaction quality
must, however, be comparable to those of other qualified
broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions
for    investment     accounts which they or their affiliates manage,
unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
The Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
For the fiscal periods ended November 30,    1998     and 1997, the
fund's portfolio turnover rates were ___% and ___%, respectively.
   [Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in FMR's investment outlook.]
For the fiscal years ended November    1998,     1997 and 1996, the
fund paid brokerage commissions of $________, $_________, and
$________, respectively.    Significant changes in brokerage
commissions paid by the fund from year to year may result from
changing asset levels throughout the year.     The fund may pay both
commissions and spreads in connection with the placement of portfolio transactions.
[During the fiscal years ended November    1998,     1997 and 1996,
the fund paid brokerage commissions of $_______, $_______, and
$_______, respectively, to NFSC.    NFSC is paid on a commission
basis.     During the fiscal year ended November    1998,     this
amounted to approximately __% of the aggregate brokerage commissions paid by the fund for transactions involving approximately __% of the aggregate dollar amount of transactions for which the fund paid
brokerage commissions.    [The difference between the percentage of
aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFSC is a result of the low commission rates charged by NFSC.] [NFSC has used a portion of the commissions paid by the fund to reduce that fund's custodian or transfer agent fees.]
   [During the fiscal years ended November 1998, 1997 and 1996, the fund paid brokerage commissions of $_____, $_____ and $_____, respectively, to FBS. FBS is paid on a commission basis. During the fiscal year ended November 1998, this amounted to approximately __% of the aggregate brokerage commissions paid by the fund for transactions involving approximately __% of the aggregate dollar amount of transactions for which the fund paid brokerage commissions. [The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, FBS is a result of the low commission rates charged by FBS.] [FBS has used a portion of the commissions paid by the fund to reduce that fund's custodian or transfer agent fees.]

   [During the fiscal years ended November 1998, 1997 and 1996, the fund paid brokerage commissions of $_____, $_____ and $_____, respectively, to FBSJ. FBSJ is paid on a commission basis. During the fiscal year ended November 1998, this amounted to approximately __% of the aggregate brokerage commissions paid by the fund for transactions involving approximately __% of the aggregate dollar amount of transactions for which the fund paid brokerage commissions. [The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, FBSJ is a result of the low commission rates charged by FBSJ.][FBSJ has used a portion of the commissions paid by the fund to reduce that fund's custodian or transfer agent fees.]
[During the fiscal year ended November    1998,     the fund paid $__
in    brokerage     commissions to firms that provided research
services involving approximately $__ of transactions. The provision of research services was not necessarily a factor in the placement of all this business with such firms.]
   The Trustees of the fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the fund from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwriting.
From time to time the Trustees will review whether the recapture for the benefit of the fund of some portion of the brokerage commissions or similar fees paid by the fund on portfolio transactions is legally permissible and advisable. The fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the fund to seek such recapture.
Although the Trustees and officers of the fund are substantially the
same as those of other funds managed by FMR    or its affiliates    ,
investment decisions for the fund are made independently from those of
other funds managed by FMR or    investment     accounts managed by
FMR affiliates. It sometimes happens that the same security is held in
the portfolio of more than one of these funds or    investment
    accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the
investment objective of more than one fund or    investment
    account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to the fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION
    The fund's net asset value per share (NAV) is the value of a single share. The NAV of the fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated
quote or    closing     bid price normally is used. Securities of
other open-end investment companies are valued at their respective
NAVs.
Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
Independent brokers or quotation services    provide prices     of
foreign     securities in their local currency. FSC gathers all
exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio
security occurs after the close of an exchange    or market     on
which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.
   The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and American Depositary Receipts
(ADRs), market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

PERFORMANCE
The fund may quote performance in various ways. All performance information supplied by the fund in advertising is historical and is not intended to indicate future returns. The fund's share price, yield and total return fluctuate in response to market conditions and other factors, and the value of fund shares when redeemed may be more or less than their original cost.
YIELD CALCULATIONS. Yields for the fund are computed by dividing the fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the
fund's        NAV at the end of the period, and annualizing the result
(assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For the fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and then are converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.
Income calculated for the purposes of calculating the fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, the fund's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
   In calculating the fund's yield, a fund may from time to time use a portfolio security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing the fund's yield.
Yield information may be useful in reviewing the fund's performance and in providing a basis for comparison with other investment alternatives. However, the fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates the fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of the fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's
NAV over a stated period.    A cumulative total return reflects actual
performance over a stated period of time.     Average annual total
returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or
after-tax basis.    Total returns may or may not include the effect of
the fund's small account fee. Excluding the fund's small account fee from a total return calculation produces a higher total return
figure.     Total returns, yields, and other performance information
may be quoted numerically or in a table, graph, or similar
illustration.
NET ASSET VALUE. Charts and graphs using the fund's NAVs, adjusted
NAVs, and benchmark    indexes     may be used to exhibit performance.
An adjusted NAV includes any distributions paid by the fund and reflects all elements of its return. Unless otherwise indicated, the fund's adjusted NAVs are not adjusted for sales charges, if any.
MOVING AVERAGES.    A     fund may illustrate performance using moving
averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average. On
November 27,    1998,     the 13-week and 39-week long-term moving
averages were $__ and $__, respectively, for Convertible Securities
Fund.
       CALCULATING HISTORICAL FUND RESULTS.    The following table
shows performance for the fund calculated including certain fund expenses.
HISTORICAL FUND RESULTS. The following table shows the fund's total
return for the fiscal period ended November    1998    .


                             AVERAGE                      CUMULATIVE
                             ANNUAL TOTAL                 TOTAL RETURNS
                             RETURNS

                             ONE            FIVE   TEN    ONE            FIVE   TEN
                             YEAR           YEARS  YEARS  YEAR           YEARS  YEARS



CONVERTIBLE SECURITIES FUND   %              %      %      %              %      %



   [Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.]
The following table shows the income and capital elements of the fund's cumulative total return. The table compares the fund's return
to the record of the    Standard & Poor's 500 Index     (S&P 500), the
Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for the fund. The S&P 500 and DJIA comparisons are provided to show how the fund's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. The fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike the fund's returns, do not include the effect of brokerage commissions or other costs of investing.
During the 10-year period ended November 30,    1988,     a
hypothetical $10,000 investment in Convertible Securities    Fund
    would have grown to $______, assuming all distributions were
reinvested.    Total returns are based on past results and are not an
indication of future performance. Tax consequences of different investments have not been factored into the figures below.

FIDELITY                                                       INDEXES
CONVERTIBLE
SECURITIES FUND

FISCAL YEAR   VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
ENDED         INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING
              $10,000     DIVIDEND       CAPITAL GAIN
              INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS

   1998       $           $              $              $      $        $     $

   1997       $           $              $              $      $        $     $

   1996       $           $              $              $      $        $     $

   1995       $           $              $              $      $        $     $

   1994       $           $              $              $      $        $     $

   1993       $           $              $              $      $        $     $

   1992       $           $              $              $      $        $     $

   1991       $           $              $              $      $        $     $

   1990       $           $              $              $      $        $     $

   1989       $           $              $              $      $        $     $


Explanatory Notes: With an initial investment of $10,000 in the fund
on December 1,    1988,     the net amount invested in fund shares was
$10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.

PERFORMANCE COMPARISONS. The fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. In addition to the mutual fund rankings, the fund's performance may be compared to stock, bond,
and money market mutual fund performance    indexes     prepared by
Lipper or other organizations. When comparing these    indexes,     it
is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, the fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
The fund's performance may also be compared to that of    the
benchmark index representing the universe of securities in which the
fund may invest. The total return of    the     index reflects
reinvestment of all dividends and capital gains paid by securities included in the index. Unlike the fund's returns, however, the index's returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the
   index    .
   Convertible Securities may compare its performance to that of the Merrill Lynch All Convertible Securities Index. Merrill Lynch All Convertible Securities Index is a market capitalization-weighted index of domestic corporate convertible securities. To be included in the index, bonds and preferred stocks must be convertible only to common stock and have a market value or original par value of at least $50 million.
Convertible Securities may also compare its performance to that of the First Boston Convertible Securities Index, a market capitalization-weighted index of over 250 convertible bonds and preferred stocks rated B- or above. To be included in the index, convertible bonds must have an original par value of at least $50 million and preferred stocks must have a minimum of 500,000 shares outstanding. The index also includes U.S. dollar-denominated Eurobonds that have been issued by U.S. domiciled companies, are rated B- or above, and have an original par value of at least $100 million.
The fund may be compared in advertising to Certificates of Deposit
(CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, the fund may offer greater liquidity or higher potential returns than CDs, the fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on
the CPI (   Consumer Price Index    ), and combinations of various
capital markets. The performance of these capital markets is based on
the returns of different    indexes.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance
to that of other compilations or    indexes     that may be developed
and made available in the future.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.
The fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager. VOLATILITY. The fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, the fund may also discuss or illustrate examples of interest rate sensitivity.
MOMENTUM INDICATORS indicate the fund's price movements over specific periods of time. Each point on the momentum indicator represents the fund's percentage change in price movements over that period.
The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
The fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of November 30,    1998,     FMR advised over $__ billion in
municipal fund assets, $__ in    taxable fixed-income fund assets    ,
$__ billion in money market fund assets, $___ billion in equity fund assets, $__ billion in international fund assets, and $___ billion in Spartan fund assets. The fund may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.

ADDITIONAL PURCHASE,    EXCHANGE     AND REDEMPTION INFORMATION
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

DISTRIBUTIONS AND TAXES
DIVIDENDS. A portion of the fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the fund's income is derived from qualifying dividends. Because the fund may earn other types of income, such as interest, short-term capital gains, and non-qualifying dividends, the percentage of dividends from the fund that qualifies for the deduction generally will be less than 100%. A portion of the fund's dividends
derived from certain U.S. Government    securities     and securities
of certain other investment companies may be exempt from state and local taxation.
C   APITAL GAINS DISTRIBUTIONS. The fund's capital gains distributions are federally taxable to shareholders at a rate based generally on the length of time the securities on which the gain was realized were held, regardless of the length of time those shares on which the distribution is received have been held.
[As of November 30,    1998,     the fund had a capital loss
carryforward aggregating approximately $____. This loss carryforward, of which $___, $___, and $___will expire on November 30, 199_, ____, and ____ , respectively, is available to offset future capital gains.]
       RETURNS OF CAPITAL.    If the fund's distributions exceed its
taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.
FOREIGN    TAX CREDIT OR DEDUCTION.     Foreign governments may
withhold taxes on dividends and    interest earned by the fund
with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign
securities.    Because the fund does not currently anticipate that
securities of foreign issuers will constitute more than 50% of its total assets at the end of its fiscal year, shareholders should not expect to be eligible to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.
TAX STATUS OF THE FUND. The fund intends to qualify each year as a
"regulated investment company"    under Subchapter M of the Internal
Revenue Code     so that it will not be liable for federal tax on
income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax
consequences. I   t is up to you or your tax preparer to determine
whether the sale of shares of the fund resulted in a capital gain or
loss or other tax consequence to you.     In addition to federal
income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers
to determine whether    a     fund is suitable to their particular tax
situation.

TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board, and executive officers of the trust are listed below. The Board of Trustees governs the fund and
is responsible for protecting the interests of shareholders.    The
Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and
review the fund's performance.     Except as indicated, each
individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for
other funds advised by FMR    or its affiliates.     The business
address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (   68    ), Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc.
(1998) , Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
J. GARY BURKHEAD (   57    ), Member of the Advisory Board (1997), is
Vice Chairman and a Member of the Board of Directors of FMR Corp.
(1997) and President of Fidelity Personal Investments and Brokerage Group (1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.
RALPH F. COX    (66    ), Trustee, is President of RABAR Enterprises
(management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (   66    ), Trustee. Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
ROBERT M. GATES (   55    ), Trustee (1997), is a consultant, author,
and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy
National Security Advisor. Mr. Gates is a    Director of
LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement
products).    Mr. Gates also is a Trustee of the Forum for
International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.
E. BRADLEY JONES    (71    ), Trustee. Prior to his retirement in
1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (   66    ), Trustee, is Executive-in-Residence (1995)
at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the
Board of Directors of National Arts Stabilization    Inc.,
Chairman of the Board of Trustees of the Greenwich Hospital
Association,    Director of the Yale-New Haven Health Services Corp.
(1998) , a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (   55    ), Trustee, is Vice Chairman and Director of
FMR. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
WILLIAM O. McCOY (   65    ), Trustee (1997), is the Vice President of
Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH (   70    ), Trustee and Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.
MARVIN L. MANN    (65    ), Trustee (1993), is Chairman of the Board,
of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993), Imation Corp. (imaging and information storage, 1997).
ROBERT C. POZEN (   52    ), Trustee (1997) and Senior Vice President,
is also President and a Director of FMR (1997); and President and a
Director of Fidelity Investments Money Management, Inc.    (1998)    ,
Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
THOMAS R. WILLIAMS (   70    ), Trustee, is President of The Wales
Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants,
1992).
RICHARD A. SPILLANE, JR. (   47    ), is Vice President of certain
Equity Funds and Senior Vice President of FMR (1997). Since joining Fidelity, Mr. Spillane is Chief Investment Officer for Fidelity International, Limited. Prior to that position, Mr. Spillane served as Director of Research.
   DAVID FELMAN (33), is Vice President of Fidelity Convertible Securities Fund (1998). Prior to his current responsibilities, Mr. Felman served as a portfolio manager, portfolio assistant and analyst for a variety of Fidelity funds.
ERIC D. ROITER (   50    ), Secretary (1998), is Vice President (1998)
and General Counsel of FMR (1998). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997). Prior to joining Fidelity, Mr. Roiter was a partner at Debevoise & Plimpton (1981-1997) and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981).
RICHARD A. SILVER (   51    ), Treasurer (1997), is Treasurer of the
Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
JOHN H. COSTELLO (   52    ), Assistant Treasurer, is an employee of
FMR.
LEONARD M. RUSH    (52    ), Assistant Treasurer (1994), is an
employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of the fund for his or her services for the fiscal year ended November 30, 1998, or calendar year ended December 31, 1997, as applicable.

COMPENSATION
TABLE

TRUSTEES                 AGGREGATE         TOTAL
AND                      COMPENSATION      COMPENSATION
MEMBERS OF THE           FROM              FROM THE
ADVISORY BOARD           CONVERTIBLE       FUND COMPLEX*
                         SECURITIES [B,]C  A
                         [,+]

J. GARY BURKHEAD **      $ 0               $ 0

RALPH F. COX             $                 $ 214,500

PHYLLIS BURKE DAVIS      $                 $ 210,000

ROBERT M. GATES ***      $                 $176,000

EDWARD C. JOHNSON 3D **  $ 0               $ 0

E. BRADLEY JONES         $                 $ 211,500

DONALD J. KIRK           $                 $ 211,500

PETER S. LYNCH **        $ 0               $ 0

WILLIAM O. MCCOY****     $                 $ 214,500

GERALD C. MCDONOUGH      $                 $ 264,500

MARVIN L. MANN           $                 $ 214,500

ROBERT C. POZEN**        $ 0               $ 0

THOMAS R. WILLIAMS       $                  $214,500

* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.
** Interested Trustees of the fund and Mr. Burkhead are compensated by
FMR.
[*** Mr. Gates was    elected     to the Board of Trustees on
   November 18, 1998    .]
[**** Mr. McCoy was    elected     to the Board of Trustees on
November 18, 1998    .]
A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees
elected voluntarily to defer a portion of their compensation    as
follows    : Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and
Thomas R. Williams, $62,462.
[B Compensation figures inc   lude cash, and may include amounts
required to be deferred and amounts deferred     at the election of
Trustees.]
   [C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]
   [F Certain of the non-interested Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: [____, ____, ____.]

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the
Plan are    subject to vesting and     are treated as though
equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
   [As of November 30, 1998, approximately __% of the fund's total outstanding shares was held by [FMR] [[and] [an] FMR affiliate[s]]. FMR Corp. is the ultimate parent company of [FMR] [[and] [this/these] FMR affiliate[s]]. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Adviser" section on page ___, Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of the fund's shares, the Trustees, Members of the Advisory Board, and officers of the fund owned, in the aggregate, less than __% of the fund's total outstanding shares.]
[As of November 30,    1998,     the Trustees, Members of the Advisory
Board, and officers of the fund owned, in the aggregate, less than __% of the fund's total outstanding shares.]
[As of November 30,    1998    , the following owned of record or
beneficially 5% or more (up to and including 25%) of the fund's outstanding shares:]
   [As of November 30, 1998, approximately ____% of the fund's total outstanding shares were held by ____.]
   [A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.]

   CONTROL OF INVESTMENT ADVISERS
   FMR Corp., organized in 1972, is the ultimate parent company of FMR, FMR U.K. and FMR Far East. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 (1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
   At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
   Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.

MANAGEMENT CONTRACT
   The fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services. MANAGEMENT SERVICES. Under the terms of its management contract with the fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.
MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, pricing and bookkeeping agent, and securities lending agent, the fund pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
MANAGEMENT FEE. For the services of FMR under the management contract, the fund pays FMR a monthly management fee which has two components: a basic fee, which is the sum of a group fee rate and an individual fund fee rate, and a performance adjustment based on a comparison of the
fund's performance to    a specified securities index    .
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

GROUP FEE RATE                    EFFECTIVE ANNUAL FEE
SCHEDULE                          RATES

AVERAGE GROUP       ANNUALIZED    GROUP NET              EFFECTIVE ANNUAL FEE
ASSETS               RATE         ASSETS                 RATE

 0 - $3 BILLION     .5200%         $ 0.5 BILLION         .5200%

 3 - 6              .4900           25                   .4238

 6 - 9              .4600           50                   .3823

 9 - 12             .4300           75                   .3626

 12 - 15            .4000           100                  .3512

 15 - 18            .3850            125                 .3430

 18 - 21            .3700           150                  .3371

 21 - 24            .3600           175                  .3325

 24 - 30            .3500           200                  .3284

 30 - 36            .3450           225                     .3249

 36 - 42            .3400           250                     .3219

 42 - 48            .3350           275                     .3190

 48 - 66            .3250           300                     .3163

 66 - 84            .3200           325                     .3137

 84 - 102           .3150           350                     .3113

 102 - 138          .3100              375                  .3090

 138 - 174          .3050              400                  .3067

    174 - 210          .3000           425                  .3046

    210 - 246          .2950           450                  .3024

    246 - 282          .2900           475                  .3003

    282 - 318          .2850           500                  .2982

    318 - 354          .2800           525                  .2962

    354 - 390          .2750           550                  .2942

    390 - 426          .2700

    426 - 462          .2650

    462 - 498          .2600

    498 - 534          .2550

    OVER 534           .2500


The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $___ billion of group net assets-the approximate level for
November    1998    -was __%, which is the weighted average of the
respective fee rates for each level of group net assets up to $__
billion.
The fund's individual fund fee rate is 0.20%. Based on the average
group net assets of the funds advised by FMR for November    1998    ,
the fund's annual basic fee rate would be calculated as follows:

GROUP FEE RATE       INDIVIDUAL FUND FEE RATE       BASIC FEE RATE

0.___%          +    0.20%                     =    0.___%



One-twelfth of the basic fee rate is applied to the fund's average net assets for the month, giving a dollar amount which is the fee for that month.
COMPUTING THE PERFORMANCE ADJUSTMENT.    As a general matter,     the
basic fee for the fund is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record of a specified securities index over the same period. The performance period consists of the most recent month plus the previous 35 months.
   On November 18, 1998, shareholders approved an amendment to the fund's management contract that changed the comparative securities index used to calculate the performance adjustment from the Merrill Lynch Convertible Securities Ex-Mandatory Index (formerly know as the Merrill Lynch Convertible Securities Index) (Prior Index) to the Merrill Lynch All Convertible Securities Index (Current Index). The amendment became effective on December 1, 1998. Under the terms of the amended contract, the Current Index is being implemented on a prospective basis. Because performance adjustments are based on a rolling 36 month measurement period, the Current Index will not be fully implemented until the expiration of a transition period that commenced with the amendment's effectiveness. During this transition period, the fund's performance will be compared to a 36 month blended index return that reflects the performance of the Current Index for the portion of the 36 month performance measurement period occurring on and after December 1, 1998 and the performance of the Prior Index for the remainder of the measurement period. For example, the performance adjustment for December 1998 would be calculated by comparing the fund's performance to a blended index return using the Prior Index's performance for the first 35 months of the measurement period and the Current Index's performance for the 36th month of the measurement period. For the following 35 months, an additional month of the Current Index's performance and one less month of the Prior Index's performance would be used in the calculation. At the conclusion of the transition period, the performance of the Prior Index would be eliminated from the performance adjustment calculation, and the calculation would include only the performance of the Current Index.
Each percentage point of difference, calculated to the nearest 0.01% (up to a maximum difference of (plus/minus)7.50) is multiplied by a performance adjustment rate of 0.02%.
The performance comparison is made at the end of each month. One twelfth (1/12) of this rate is then applied to the fund's average net
assets    throughout     the    month    , giving a dollar amount
which will be added to (or subtracted from) the basic fee.
The maximum annualized adjustment rate is (plus/minus)0.15% of the fund's average net assets over the performance period.
The fund's performance is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the fund are treated as if
reinvested in    that fund'    s shares at the NAV as of the record
date for payment. The records of the    Prior and Current Indexes
    are based on change in value and each is adjusted for any cash distributions from the companies whose securities compose the Index. Because the adjustment to the basic fee is based on the fund's
performance compared to the    blended     investment    records
of the    Prior and Current Indexes,     the controlling factor is not
whether the fund's performance is up or down per se, but whether it is up or down more or less than the blended records of the Indexes. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.
For the fiscal years ended November 30,    1998,     1997, and 1996,
the fund paid FMR management fees of $_______, $___________ and $___________, respectively. The amount of these management fees include both the basic fee and the amount of the performance adjustment, if any. [For the fiscal year ended November 30, 1997, the downward performance adjustments amounted to $____ , $____, and $_____, respectively./For the fiscal years ended November 30, 1996 the upward performance adjustments amounted to $______ , $_______, and $_________, respectively].
   During the reporting period, FMR voluntarily modified the breakpoints in the group fee rate schedule on January 1, 1996 to provide for lower management fee rates as FMR's assets under management increase.
FMR may, from time to time, voluntarily reimburse all or a portion of the fund's operating expenses (exclusive of interest, taxes, brokerage
commissions, and extraordinary expenses),    which is subject to
revision or termination.     FMR retains the ability to be repaid for
these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements by FMR will increase the fund's total returns and yield, and repayment of the reimbursement by the fund will lower its total returns and yield.
SUB-ADVISERS. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.
On behalf of the fund, FMR may also grant investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the fund.
Under the sub-advisory agreements FMR pays the fees of FMR U.K. and FMR Far East. For providing non-discretionary investment advice and research services, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
On behalf of the fund, for providing discretionary investment management and executing portfolio transactions, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee rate (including any performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
   For providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:
(small solid bullet)    FMR pays FMR U.K. and FMR Far East a fee equal
to 50% of its monthly management fee (including any performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
For providing investment advice and research services, fees paid to the sub-advisers by FMR for the past three fiscal years are shown in the table below.

FISCAL YEAR ENDED
NOVEMBER           FMR U.K.  FMR FAR EAST

   1998            $         $

1997               $         $

1996               $         $

   [For discretionary investment management and execution of portfolio transactions, fees paid to the sub-advisers for the past three fiscal years are shown in the table below.]

FISCAL YEAR ENDED
NOVEMBER           FMR U.K.  FMR FAR EAST  FIIA  FIIA(U.K.)L  FIJ

   1998            $         $             $     $            $

1997               $         $             $     $            $

1996               $         $             $     $            $

DISTRIBUTION SERVICES
   The fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
The Trustees have approved a Distribution and Service Plan on behalf of the fund (the Plan) pursuant to Rule 12b-1 under the 1940 Act (the
Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Trustees, allows the fund and FMR to incur
certain expenses that might be considered to constitute    direct
or     indirect payment by the fund of distribution expenses.
Under the Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for
expenses incurred in connection with    providing services intended to
result in the sale of shares and/or shareholder support services.
In addition, the Plan provides that FMR, directly or through FDC, may
pay    intermediaries,     such as banks, broker-dealers and    other
service-providers,     that provide those services. Currently, the
Board of Trustees has authorized such payments for Fund shares.
   [Payments made by FMR either directly or through FDC to intermediaries for the fiscal year ended November 1998 amounted to $____ for the fund.]
Prior to approving the Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that the Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that the Plan gives FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of
fund shares    or stabilization of cash flows     may result.
Furthermore, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the fund might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
The fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plan. No preference for the instruments of such depository institutions will be shown in the selection of investments.

TRANSFER AND SERVICE AGENT AGREEMENTS
The fund has entered into a transfer agent agreement with FSC, an affiliate of FMR. Under the terms of the agreement, FSC performs transfer agency, dividend disbursing, and shareholder services for the fund.
For providing transfer agency services, FSC receives an account fee
and an asset-based fee    each paid monthly with respect to each
account in the fund. For retail accounts and     certain institutional
accounts,    these fees are based on     account size    and     fund
type. For certain institutional retirement accounts, these fees are
based on fund type.    For certain other institutional retirement
accounts, these fees are based on account type (i.e., omnibus or
non-omnibus) and, for non-omnibus accounts, fund type.     The account
fees are subject to increase based on postage rate changes.
The asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.
FSC also collects small account fees from certain accounts with balances of less than $2,500.
In addition, FSC receives the pro rata portion of the transfer agency
fees applicable to shareholder accounts in a    qualified state
tuition program (QSTP), as defined under the Small Business Job
Protection Act of 1996, managed by FMR or an affiliate and     each
Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate,
according to the percentage of the    QSTP's or     Freedom Fund's
assets that is invested in the fund.
FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
The fund has also entered into a service agent agreement with FSC. Under the terms of the agreement, FSC calculates the NAV and dividends for the fund, maintains the fund's portfolio and general accounting records, and administers the fund's securities lending program.
For providing pricing and bookkeeping services, FSC receives a monthly fee based on the fund's average daily net assets throughout the month. The annual fee rates for pricing and bookkeeping services are .0600% of the first $500 million of average net assets and .0300% of average net assets in excess of $500 million. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 and a maximum of $800,000 per year.
For the fiscal years ended November 30    1998,     1997, and 1996,
the fund paid FSC pricing and bookkeeping fees, including reimbursement for related out-of-pocket expenses, of $____, $____, and $____, respectively.
For administering the fund's securities lending program, FSC receives fees based on the number and duration of individual securities loans.
[For the fiscal years ended November,    1998,     1997, and 1996, the
fund paid securities lending fees of $__, $__, and $__, respectively.]

DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Fidelity Convertible Securities Fund is a fund of Fidelity Financial Trust, an open-end management investment company organized as a Massachusetts business trust on October 20, 1982. Currently, there are three funds in the trust: Fidelity Convertible Securities Fund, Fidelity Equity-Income II Fund, and Fidelity
Retirement Growth Fund.    The Trustees are     permitted to create
additional funds    in the trust.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets
of each fund    in the trust shall be charged     with the
liabilities    and expenses attributable to such fund. Any general
expenses of the trust shall be allocated between or among any one or more of the funds.
SHAREHOLDER LIABILITY. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.
   [The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.]
The Declaration of Trust provides for indemnification out of each
fund's property of any shareholder    or former shareholder     held
personally liable for the obligations of the fund    solely by reason
of his or her being or having been a shareholder and not because of
his or her acts or omissions or for some other reason.     The
Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial
interest. As a shareholder, you    are entitled     to one vote for
each dollar of net asset value that you own.    The voting rights of
shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.
The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.
   [The trust or any of its funds may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund with another entity or the sale of substantially all of the assets of the trust or a fund to another entity requires approval by a vote of shareholders of the trust or the fund. The Trustees may, however, reorganize or terminate the trust or any of its funds without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.]
CUSTODIAN. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York and The Chase Manhattan Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of the fund's custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR. ____________serves as the trust's independent accountant. The auditor examines financial statements for the fund and provides other audit, tax, and related services.

FINANCIAL STATEMENTS
The fund's financial statements and financial highlights for the
fiscal year ended November 30,    1998    , and report of the auditor,
are included in the fund's Annual Report and are incorporated herein by reference.

   APPENDIX
   FIDELITY, FIDELITY INVESTMENTS & (PYRAMID) DESIGN, FIDELITY
INVESTMENTS AND FIDELITY FOCUS ARE REGISTERED TRADEMARKS OF FMR CORP.

   THE THIRD PARTY MARKS APPEARING ABOVE ARE THE MARKS OF THEIR
RESPECTIVE OWNERS.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 33 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 23rd day of November 1998.

      FIDELITY FINANCIAL TRUST
      By /s/Edward C. Johnson 3d (dagger)
        Edward C. Johnson 3d, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


     (SIGNATURE)                         (TITLE)                     (DATE)

/S/EDWARD C. JOHNSON 3D  (DAGGER)    PRESIDENT AND TRUSTEE          NOVEMBER 23, 1998

EDWARD C. JOHNSON 3D                 (PRINCIPAL EXECUTIVE OFFICER)



/S/RICHARD A. SILVER                 TREASURER                      NOVEMBER 23, 1998

RICHARD A. SILVER



/S/ROBERT C. POZEN                   TRUSTEE                        NOVEMBER 23, 1998

ROBERT C. POZEN



/S/RALPH F. COX                   *  TRUSTEE                        NOVEMBER 23, 1998

RALPH F. COX



/S/PHYLLIS BURKE DAVIS            *  TRUSTEE                        NOVEMBER 23, 1998

PHYLLIS BURKE DAVIS



/S/ROBERT M. GATES                ** TRUSTEE                        NOVEMBER 23, 1998

ROBERT M. GATES



/S/E. BRADLEY JONES               *  TRUSTEE                        NOVEMBER 23, 1998

E. BRADLEY JONES



/S/DONALD J. KIRK                 *  TRUSTEE                        NOVEMBER 23, 1998

DONALD J. KIRK



/S/PETER S. LYNCH                 *  TRUSTEE                        NOVEMBER 23, 1998

PETER S. LYNCH



/S/MARVIN L. MANN                 *  TRUSTEE                        NOVEMBER 23, 1998

MARVIN L. MANN



/S/WILLIAM O. MCCOY               *  TRUSTEE                        NOVEMBER 23, 1998

WILLIAM O. MCCOY



/S/GERALD C. MCDONOUGH            *  TRUSTEE                        NOVEMBER 23, 1998

GERALD C. MCDONOUGH



/S/THOMAS R. WILLIAMS             *  TRUSTEE                        NOVEMBER 23, 1998

THOMAS R. WILLIAMS


(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.

POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General
Partner, as the case may be, of the following investment companies:

FIDELITY ABERDEEN STREET TRUST          FIDELITY HEREFORD STREET TRUST
FIDELITY ADVISOR SERIES I               FIDELITY INCOME FUND
FIDELITY ADVISOR SERIES II              FIDELITY INSTITUTIONAL CASH PORTFOLIOS
FIDELITY ADVISOR SERIES III             FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS
FIDELITY ADVISOR SERIES IV              FIDELITY INVESTMENT TRUST
FIDELITY ADVISOR SERIES V               FIDELITY MAGELLAN FUND
FIDELITY ADVISOR SERIES VI              FIDELITY MASSACHUSETTS MUNICIPAL TRUST
FIDELITY ADVISOR SERIES VII             FIDELITY MONEY MARKET TRUST
FIDELITY ADVISOR SERIES VIII            FIDELITY MT. VERNON STREET TRUST
FIDELITY BEACON STREET TRUST            FIDELITY MUNICIPAL TRUST
FIDELITY BOSTON STREET TRUST            FIDELITY MUNICIPAL TRUST II
FIDELITY CALIFORNIA MUNICIPAL TRUST     FIDELITY NEW YORK MUNICIPAL TRUST
FIDELITY CALIFORNIA MUNICIPAL TRUST II  FIDELITY NEW YORK MUNICIPAL TRUST II
FIDELITY CAPITAL TRUST                  FIDELITY PHILLIPS STREET TRUST
FIDELITY CHARLES STREET TRUST           FIDELITY PURITAN TRUST
FIDELITY COMMONWEALTH TRUST             FIDELITY REVERE STREET TRUST
FIDELITY CONCORD STREET TRUST           FIDELITY SCHOOL STREET TRUST
FIDELITY CONGRESS STREET FUND           FIDELITY SECURITIES FUND
FIDELITY CONTRAFUND                     FIDELITY SELECT PORTFOLIOS
FIDELITY CORPORATE TRUST                FIDELITY STERLING PERFORMANCE PORTFOLIO, L.P.
FIDELITY COURT STREET TRUST             FIDELITY SUMMER STREET TRUST
FIDELITY COURT STREET TRUST II          FIDELITY TREND FUND
FIDELITY COVINGTON TRUST                FIDELITY U.S. INVESTMENTS-BOND FUND, L.P.
FIDELITY DAILY MONEY FUND               FIDELITY U.S. INVESTMENTS-GOVERNMENT SECURITIES
FIDELITY DESTINY PORTFOLIOS                FUND, L.P.
FIDELITY DEUTSCHE MARK PERFORMANCE      FIDELITY UNION STREET TRUST
  PORTFOLIO, L.P.                       FIDELITY UNION STREET TRUST II
FIDELITY DEVONSHIRE TRUST               FIDELITY YEN PERFORMANCE PORTFOLIO, L.P.
FIDELITY EXCHANGE FUND                  NEWBURY STREET TRUST
FIDELITY FINANCIAL TRUST                VARIABLE INSURANCE PRODUCTS FUND
FIDELITY FIXED-INCOME TRUST             VARIABLE INSURANCE PRODUCTS FUND II
FIDELITY GOVERNMENT SECURITIES FUND     VARIABLE INSURANCE PRODUCTS FUND III
FIDELITY HASTINGS STREET TRUST


in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.
 WITNESS my hand on the date set forth below.
/S/EDWARD C. JOHNSON 3D_  JULY 17, 1997

EDWARD C. JOHNSON 3D

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

FIDELITY ABERDEEN STREET TRUST          FIDELITY GOVERNMENT SECURITIES FUND
FIDELITY ADVISOR ANNUITY FUND           FIDELITY HASTINGS STREET TRUST
FIDELITY ADVISOR SERIES I               FIDELITY HEREFORD STREET TRUST
FIDELITY ADVISOR SERIES II              FIDELITY INCOME FUND
FIDELITY ADVISOR SERIES III             FIDELITY INSTITUTIONAL CASH PORTFOLIOS
FIDELITY ADVISOR SERIES IV              FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS
FIDELITY ADVISOR SERIES V               FIDELITY INSTITUTIONAL TRUST
FIDELITY ADVISOR SERIES VI              FIDELITY INVESTMENT TRUST
FIDELITY ADVISOR SERIES VII             FIDELITY MAGELLAN FUND
FIDELITY ADVISOR SERIES VIII            FIDELITY MASSACHUSETTS MUNICIPAL TRUST
FIDELITY BEACON STREET TRUST            FIDELITY MONEY MARKET TRUST
FIDELITY BOSTON STREET TRUST            FIDELITY MT. VERNON STREET TRUST
FIDELITY CALIFORNIA MUNICIPAL TRUST     FIDELITY MUNICIPAL TRUST
FIDELITY CALIFORNIA MUNICIPAL TRUST II  FIDELITY MUNICIPAL TRUST II
FIDELITY CAPITAL TRUST                  FIDELITY NEW YORK MUNICIPAL TRUST
FIDELITY CHARLES STREET TRUST           FIDELITY NEW YORK MUNICIPAL TRUST II
FIDELITY COMMONWEALTH TRUST             FIDELITY PHILLIPS STREET TRUST
FIDELITY CONGRESS STREET FUND           FIDELITY PURITAN TRUST
FIDELITY CONTRAFUND                     FIDELITY REVERE STREET TRUST
FIDELITY CORPORATE TRUST                FIDELITY SCHOOL STREET TRUST
FIDELITY COURT STREET TRUST             FIDELITY SECURITIES FUND
FIDELITY COURT STREET TRUST II          FIDELITY SELECT PORTFOLIOS
FIDELITY COVINGTON TRUST                FIDELITY STERLING PERFORMANCE PORTFOLIO, L.P.
FIDELITY DAILY MONEY FUND               FIDELITY SUMMER STREET TRUST
FIDELITY DAILY TAX-EXEMPT FUND          FIDELITY TREND FUND
FIDELITY DESTINY PORTFOLIOS             FIDELITY U.S. INVESTMENTS-BOND FUND, L.P.
FIDELITY DEUTSCHE MARK PERFORMANCE      FIDELITY U.S. INVESTMENTS-GOVERNMENT SECURITIES
  PORTFOLIO, L.P.                          FUND, L.P.
FIDELITY DEVONSHIRE TRUST               FIDELITY UNION STREET TRUST
FIDELITY EXCHANGE FUND                  FIDELITY UNION STREET TRUST II
FIDELITY FINANCIAL TRUST                FIDELITY YEN PERFORMANCE PORTFOLIO, L.P.
FIDELITY FIXED-INCOME TRUST             VARIABLE INSURANCE PRODUCTS FUND
                                        VARIABLE INSURANCE PRODUCTS FUND II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/S/EDWARD C. JOHNSON 3D___________   /S/PETER S. LYNCH________________

EDWARD C. JOHNSON 3D                 PETER S. LYNCH




/S/J. GARY BURKHEAD_______________   /S/WILLIAM O. MCCOY______________

J. GARY BURKHEAD                     WILLIAM O. MCCOY


/S/RALPH F. COX __________________  /S/GERALD C. MCDONOUGH___________

RALPH F. COX                        GERALD C. MCDONOUGH


/S/PHYLLIS BURKE DAVIS_____________  /S/MARVIN L. MANN________________

PHYLLIS BURKE DAVIS                  MARVIN L. MANN


/S/E. BRADLEY JONES________________  /S/THOMAS R. WILLIAMS ____________

E. BRADLEY JONES                     THOMAS R. WILLIAMS


/S/DONALD J. KIRK __________________

DONALD J. KIRK



POWER OF ATTORNEY
 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

FIDELITY ABERDEEN STREET TRUST          FIDELITY GOVERNMENT SECURITIES FUND
FIDELITY ADVISOR ANNUITY FUND           FIDELITY HASTINGS STREET TRUST
FIDELITY ADVISOR SERIES I               FIDELITY HEREFORD STREET TRUST
FIDELITY ADVISOR SERIES II              FIDELITY INCOME FUND
FIDELITY ADVISOR SERIES III             FIDELITY INSTITUTIONAL CASH PORTFOLIOS
FIDELITY ADVISOR SERIES IV              FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS
FIDELITY ADVISOR SERIES V               FIDELITY INSTITUTIONAL TRUST
FIDELITY ADVISOR SERIES VI              FIDELITY INVESTMENT TRUST
FIDELITY ADVISOR SERIES VII             FIDELITY MAGELLAN FUND
FIDELITY ADVISOR SERIES VIII            FIDELITY MASSACHUSETTS MUNICIPAL TRUST
FIDELITY BEACON STREET TRUST            FIDELITY MONEY MARKET TRUST
FIDELITY BOSTON STREET TRUST            FIDELITY MT. VERNON STREET TRUST
FIDELITY CALIFORNIA MUNICIPAL TRUST     FIDELITY MUNICIPAL TRUST
FIDELITY CALIFORNIA MUNICIPAL TRUST II  FIDELITY MUNICIPAL TRUST II
FIDELITY CAPITAL TRUST                  FIDELITY NEW YORK MUNICIPAL TRUST
FIDELITY CHARLES STREET TRUST           FIDELITY NEW YORK MUNICIPAL TRUST II
FIDELITY COMMONWEALTH TRUST             FIDELITY PHILLIPS STREET TRUST
FIDELITY CONGRESS STREET FUND           FIDELITY PURITAN TRUST
FIDELITY CONTRAFUND                     FIDELITY REVERE STREET TRUST
FIDELITY CORPORATE TRUST                FIDELITY SCHOOL STREET TRUST
FIDELITY COURT STREET TRUST             FIDELITY SECURITIES FUND
FIDELITY COURT STREET TRUST II          FIDELITY SELECT PORTFOLIOS
FIDELITY COVINGTON TRUST                FIDELITY STERLING PERFORMANCE PORTFOLIO, L.P.
FIDELITY DAILY MONEY FUND               FIDELITY SUMMER STREET TRUST
FIDELITY DAILY TAX-EXEMPT FUND          FIDELITY TREND FUND
FIDELITY DESTINY PORTFOLIOS             FIDELITY U.S. INVESTMENTS-BOND FUND, L.P.
FIDELITY DEUTSCHE MARK PERFORMANCE      FIDELITY U.S. INVESTMENTS-GOVERNMENT SECURITIES
  PORTFOLIO, L.P.                          FUND, L.P.
FIDELITY DEVONSHIRE TRUST               FIDELITY UNION STREET TRUST
FIDELITY EXCHANGE FUND                  FIDELITY UNION STREET TRUST II
FIDELITY FINANCIAL TRUST                FIDELITY YEN PERFORMANCE PORTFOLIO, L.P.
FIDELITY FIXED-INCOME TRUST             VARIABLE INSURANCE PRODUCTS FUND
                                        VARIABLE INSURANCE PRODUCTS FUND II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.
 WITNESS my hand on the date set forth below.
/S/ROBERT M. GATES             MARCH 6, 1997

ROBERT M. GATES

FINANCIAL TRUST

PART C - OTHER INFORMATION

Item 23. Exhibits
 (a) Form of Amended and Restated Declaration of Trust is filed herein as Exhibit (a).
 (b) Bylaws of the Trust, as amended and dated May 19, 1994, are incorporated herein by reference to Exhibit 2(a) to Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (c)   Not Applicable.
 (d) (1) Form of Management Contract, between Fidelity Equity-Income II Fund and Fidelity Management & Research Company is filed herein as Exhibit d(1).
   (2) Form of Management Contract, between Fidelity Retirement Growth Fund and Fidelity Management & Research Company is filed herein as Exhibit d(2).
  (3) Form of Management Contract, between Fidelity Convertible Securities Fund and Fidelity Management & Research Company is filed herein as Exhibit d(3).
  (4) Sub-Advisory Agreement, dated December 1, 1993, between Fidelity Management & Research (Far East) Inc. and Fidelity Management & Research Company, on behalf of Fidelity Convertible Securities Fund, is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 28.
  (5) Sub-Advisory Agreement, dated December 1, 1993, between Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research Company, on behalf of Fidelity Convertible Securities Fund, is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 28.
  (6) Sub-Advisory Agreement, dated December 1, 1993, between Fidelity Management & Research (Far East) Inc. and Fidelity Management & Research Company, on behalf Fidelity Retirement Growth Fund, is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 28.
  (7) Sub-Advisory Agreement, dated December 1, 1993, between Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research Company, on behalf of Fidelity Retirement Growth Fund, is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 28.
  (8) Sub-Advisory Agreement, dated December 1, 1993, between Fidelity Management & Research (Far East) Inc. and Fidelity Management & Research Company, on behalf of Fidelity Equity-Income II Fund, is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 28.
  (9) Sub-Advisory Agreement, dated December 1, 1993, between Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research Company, on behalf of Fidelity Equity-Income II Fund, is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 28.
 (e) (1) General Distribution Agreement, dated April 1, 1987, between Fidelity Freedom Fund (currently known as Fidelity Retirement Growth
Fund) and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 10.
  (2) General Distribution Agreement, dated December 29, 1986, between Fidelity Convertible Securities Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 28.
  (3) Amendment to the General Distribution Agreement, dated January 1, 1988, between Fidelity Freedom Fund (currently known as Fidelity Retirement Growth Fund) and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 11.
  (4) Amendment to the General Distribution Agreement, dated January 1, 1988, between Fidelity Convertible Securities Fund and Fidelity Distributors Corporation is incorporated herein by reference to
Exhibit 6(d) of Post-Effective Amendment No. 28.
  (5) General Distribution Agreement, dated August 20, 1990, between Fidelity Equity-Income II Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(e) of Post-Effective Amendment No. 28.
  (6) Amendments to the General Distribution Agreement between the Registrant and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Amendment No. 61 (File No. 2-58774).
 (f) (1) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
  (2) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
 (g) (1) Custodian Agreement and Appendix C, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Financial Trust, on behalf of Fidelity Retirement Growth Fund and Fidelity Convertible Securities Fund, is incorporated herein by reference to
Exhibit 8(a) of Fidelity Commonwealth Trust's Post-Effective Amendment No. 56 (File No. 2-52322).
  (2) Appendix A, dated March 19, 1998, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Financial Trust, on behalf of Fidelity Retirement Growth Fund and Fidelity Convertible Securities Fund, is incorporated herein by reference to Exhibit 8(e) of Fidelity Puritan Trust's Post-Effective Amendment No. 116 (File No. 2-11884).
   (3) Appendix B, dated June 18, 1998, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Financial Trust, on behalf of Fidelity Retirement Growth Fund and Fidelity Convertible Securities Fund, is incorporated herein by reference to Exhibit 8(f) of Fidelity Puritan Trust's Post-Effective Amendment No. 116 (File No. 2-11884).
  (4) Custodian Agreement and Appendix C, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Financial Trust, on behalf of Fidelity Equity-Income II Fund, is incorporated herein by reference to Exhibit 8(a) of Fidelity Investment Trust's Post-Effective Amendment No. 59 (File No. 2-90649).
  (5) Appendix A, dated February 26, 1998, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Financial Trust, on behalf of Fidelity Equity-Income II Fund, is incorporated herein by reference to Exhibit 8(b) of Fidelity Puritan Trust's Post-Effective Amendment No. 116 (File No. 2-11884).
  (6) Appendix B, dated June 18, 1998, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Financial Trust, on behalf of Fidelity Equity-Income II Fund, is incorporated herein by reference to Exhibit 8(c) of Fidelity Puritan Trust's Post-Effective Amendment No. 116 (File No. 2-11884).
  (7) Fidelity Group Repo Custodian Agreement among The Bank of New York, J.P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
   (8) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
   (9) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
  (10) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
   (11) Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
   (12) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
  (h)  Not applicable.
  (i)  Not applicable.
  (j)  Not applicable.
  (k)  Not applicable.
  (l)  Not applicable.
  (m) (1) Distribution and Service Plan between Fidelity Freedom Fund (currently known as Fidelity Retirement Growth Fund) and Fidelity Distributors Corporation is incorporated herein by reference to
Exhibit 15(a) of Post-Effective Amendment No. 31.
  (2) Distribution and Service Plan between Fidelity Convertible Securities Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 15(b) of Post-Effective Amendment No. 28.
  (3) Distribution and Service Plan between Fidelity Equity-Income II Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 15(c) of Post-Effective Amendment No. 32.
  (n)  Not applicable.
  (o)  Not applicable.

Item 24. Trusts Controlled by or under Common Control with this Trust The Board of Trustees of the Trust is the same as the board of other
Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25. Indemnification
 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.
 Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.
 Pursuant to the agreement by which Fidelity Service Company, Inc. ("FSC") is appointed transfer agent, the Trust agrees to indemnify and hold FSC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder, which names FSC and/or the Trust as a party and is not based on and does not result from FSC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FSC's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by FSC's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from FSC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of FSC's acting in reliance upon advice reasonably believed by FSC to have been given by counsel for the Trust, or as a result of FSC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Adviser

 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
    82 Devonshire Street, Boston, MA 02109

 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

EDWARD C. JOHNSON 3D       CHAIRMAN OF THE BOARD AND DIRECTOR OF FMR; PRESIDENT
                           AND CHIEF EXECUTIVE OFFICER OF FMR CORP.; CHAIRMAN
                           OF THE BOARD AND DIRECTOR OF FMR CORP., FIDELITY
                           INVESTMENTS MONEY MANAGEMENT, INC. (FIMM), FIDELITY
                           MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.), AND
                           FIDELITY MANAGEMENT & RESEARCH (FAR EAST) INC. (FMR
                           FAR EAST); CHAIRMAN OF THE EXECUTIVE COMMITTEE OF
                           FMR; DIRECTOR OF FIDELITY INVESTMENTS JAPAN LIMITED
                           (FIJ); PRESIDENT AND TRUSTEE OF FUNDS ADVISED BY FMR.



ROBERT C. POZEN            PRESIDENT AND DIRECTOR OF FMR; SENIOR VICE PRESIDENT
                           AND TRUSTEE OF FUNDS ADVISED BY FMR; PRESIDENT AND
                           DIRECTOR OF FIMM, FMR U.K., AND FMR FAR EAST;
                           PREVIOUSLY, GENERAL COUNSEL, MANAGING DIRECTOR, AND
                           SENIOR VICE PRESIDENT OF FMR CORP.



PETER S. LYNCH             VICE CHAIRMAN OF THE BOARD AND DIRECTOR OF FMR.



JOHN H. CARLSON            VICE PRESIDENT OF FMR AND OF FUNDS ADVISED BY FMR.



DWIGHT D. CHURCHILL        SENIOR VICE PRESIDENT OF FMR AND VICE PRESIDENT OF
                           BOND FUNDS ADVISED BY FMR; VICE PRESIDENT OF FIMM.



BRIAN CLANCY               VICE PRESIDENT OF FMR AND TREASURER OF FMR, FIMM,
                           FMR U.K., AND FMR FAR EAST.



BARRY COFFMAN              VICE PRESIDENT OF FMR.



ARIEH COLL                 VICE PRESIDENT OF FMR.



FREDERIC G. CORNEEL        TAX COUNSEL OF FMR.



STEPHEN G. MANNING         ASSISTANT TREASURER OF FMR, FIMM, FMR U.K., FMR
                           FAR EAST; VICE PRESIDENT AND TREASURER OF FMR CORP.;
                           TREASURER OF STRATEGIC ADVISERS, INC.



WILLIAM DANOFF             SENIOR VICE PRESIDENT OF FMR AND VICE PRESIDENT OF A
                           FUND ADVISED BY FMR.



SCOTT E. DESANO            VICE PRESIDENT OF FMR.



PENELOPE DOBKIN            VICE PRESIDENT OF FMR AND OF A FUND ADVISED BY FMR.



WALTER C. DONOVAN          VICE PRESIDENT OF FMR.



BETTINA DOULTON            VICE PRESIDENT OF FMR AND OF FUNDS ADVISED BY FMR.



MARGARET L. EAGLE          VICE PRESIDENT OF FMR AND OF FUNDS ADVISED BY FMR.



WILLIAM R. EBSWORTH        VICE PRESIDENT OF FMR.



RICHARD B. FENTIN          SENIOR VICE PRESIDENT OF FMR AND VICE PRESIDENT OF A
                           FUND ADVISED BY FMR.



GREGORY FRASER             VICE PRESIDENT OF FMR AND OF A FUND ADVISED BY FMR.



JAY FREEDMAN               ASSISTANT CLERK OF FMR; CLERK OF FMR CORP., FMR
                           U.K., FMR FAR EAST, AND STRATEGIC ADVISERS, INC.;
                           SECRETARY OF FIMM; ASSOCIATE GENERAL COUNSEL FMR
                           CORP.



DAVID L. GLANCY            VICE PRESIDENT OF FMR AND OF A FUND ADVISED BY FMR.



BARRY A. GREENFIELD        VICE PRESIDENT OF FMR AND OF A FUND ADVISED BY FMR.



BOYCE I. GREER             SENIOR VICE PRESIDENT OF FMR AND VICE PRESIDENT OF
                           MONEY MARKET FUNDS ADVISED BY FMR; VICE PRESIDENT
                           OF FIMM.



BART A. GRENIER            SENIOR VICE PRESIDENT OF FMR; VICE PRESIDENT OF
                           HIGH-INCOME FUNDS ADVISED BY FMR.



ROBERT HABER               VICE PRESIDENT OF FMR.



RICHARD C. HABERMANN       SENIOR VICE PRESIDENT OF FMR; VICE PRESIDENT OF FUNDS
                           ADVISED BY FMR.



FRED L. HENNING JR.        SENIOR VICE PRESIDENT OF FMR AND VICE PRESIDENT OF
                           FIXED-INCOME FUNDS ADVISED BY FMR.



BRUCE T. HERRING           VICE PRESIDENT OF FMR.



ROBERT F. HILL             VICE PRESIDENT OF FMR; DIRECTOR OF TECHNICAL RESEARCH.



ABIGAIL P. JOHNSON         SENIOR VICE PRESIDENT OF FMR AND VICE PRESIDENT OF
                           FUNDS ADVISED BY FMR;  DIRECTOR OF FMR CORP.;
                           ASSOCIATE DIRECTOR AND SENIOR VICE PRESIDENT OF EQUITY
                           FUNDS ADVISED BY FMR.



DAVID B. JONES             VICE PRESIDENT OF FMR.



STEVEN KAYE                VICE PRESIDENT OF FMR AND OF A FUND ADVISED BY FMR.



FRANCIS V. KNOX            VICE PRESIDENT OF FMR; COMPLIANCE OFFICER OF FMR
                           U.K.



HARRIS LEVITON             VICE PRESIDENT OF FMR AND OF A FUND ADVISED BY FMR.



BRADFORD E. LEWIS          VICE PRESIDENT OF FMR AND OF FUNDS ADVISED BY FMR.



RICHARD R. MACE JR.        VICE PRESIDENT OF FMR AND OF FUNDS ADVISED BY FMR.



CHARLES A. MANGUM          VICE PRESIDENT OF FMR AND OF A FUND ADVISED BY FMR.



KEVIN MCCAREY              VICE PRESIDENT OF FMR AND OF A FUND ADVISED BY FMR.



NEAL P. MILLER             VICE PRESIDENT OF FMR.



JACQUES PEROLD             VICE PRESIDENT OF FMR.



ALAN RADLO                 VICE PRESIDENT OF FMR.



ERIC D. ROITER             SENIOR VICE PRESIDENT AND GENERAL COUNSEL OF FMR AND
                           SECRETARY OF FUNDS ADVISED BY FMR.



LEE H. SANDWEN             VICE PRESIDENT OF FMR.



PATRICIA A. SATTERTHWAITE  VICE PRESIDENT OF FMR AND OF A FUND ADVISED BY FMR.



FERGUS SHIEL               VICE PRESIDENT OF FMR.



RICHARD A. SILVER          VICE PRESIDENT OF FMR.



CAROL A. SMITH-FACHETTI    VICE PRESIDENT OF FMR.



STEVEN J. SNIDER           VICE PRESIDENT OF FMR AND OF FUNDS ADVISED BY FMR.



THOMAS T. SOVIERO          VICE PRESIDENT OF FMR AND OF A FUND ADVISED BY FMR.



RICHARD SPILLANE           SENIOR VICE PRESIDENT OF FMR; ASSOCIATE DIRECTOR AND
                           SENIOR VICE PRESIDENT OF EQUITY FUNDS ADVISED BY FMR;
                           PREVIOUSLY, SENIOR VICE PRESIDENT AND DIRECTOR OF
                           OPERATIONS AND COMPLIANCE OF FMR U.K.



THOMAS M. SPRAGUE          VICE PRESIDENT OF FMR AND OF FUNDS ADVISED BY FMR.



ROBERT E. STANSKY          SENIOR VICE PRESIDENT OF FMR AND VICE PRESIDENT OF A
                           FUND ADVISED BY FMR.



SCOTT D. STEWART           VICE PRESIDENT OF FMR.



THOMAS SWEENEY             VICE PRESIDENT OF FMR.



BETH F. TERRANA            SENIOR VICE PRESIDENT OF FMR AND VICE PRESIDENT OF A
                           FUND ADVISED BY FMR.



YOKO TILLEY                VICE PRESIDENT OF FMR.



JOEL C. TILLINGHAST        VICE PRESIDENT OF FMR AND OF A FUND ADVISED BY FMR.



ROBERT TUCKETT             VICE PRESIDENT OF FMR.



JENNIFER UHRIG             VICE PRESIDENT OF FMR AND OF FUNDS ADVISED BY FMR.



GEORGE A. VANDERHEIDEN     SENIOR VICE PRESIDENT OF FMR AND VICE PRESIDENT OF
                           FUNDS ADVISED BY FMR; DIRECTOR OF FMR CORP.



STEVEN S. WYMER            VICE PRESIDENT OF FMR AND OF A FUND ADVISED BY FMR.







(2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)
       25 Lovat Lane, London, EC3R 8LL, England

 FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

EDWARD C. JOHNSON 3D  CHAIRMAN OF THE BOARD AND DIRECTOR OF FMR U.K.,
                      FMR, FMR CORP., FIMM, AND FMR FAR EAST; PRESIDENT
                      AND CHIEF EXECUTIVE OFFICER OF FMR CORP.; CHAIRMAN
                      OF THE EXECUTIVE COMMITTEE OF FMR; DIRECTOR OF
                      FIDELITY INVESTMENTS JAPAN LIMITED (FIJ); PRESIDENT AND TRUSTEE OF FUNDS ADVISED BY FMR.



ROBERT C. POZEN       PRESIDENT AND DIRECTOR OF FMR; SENIOR VICE PRESIDENT
                      AND TRUSTEE OF FUNDS ADVISED BY FMR; PRESIDENT AND
                      DIRECTOR OF FIMM, FMR U.K., AND FMR FAR EAST;
                      PREVIOUSLY, GENERAL COUNSEL, MANAGING DIRECTOR, AND
                      SENIOR VICE PRESIDENT OF FMR CORP.



BRIAN CLANCY          TREASURER OF FMR U.K., FMR FAR EAST, FMR, AND
                      FIMM AND VICE PRESIDENT OF FMR.



STEPHEN G. MANNING    ASSISTANT TREASURER OF FMR U.K., FMR, FMR FAR EAST,
                      AND FIMM; VICE PRESIDENT AND TREASURER OF FMR
                      CORP.; TREASURER OF STRATEGIC ADVISERS, INC.



FRANCIS V. KNOX       COMPLIANCE OFFICER OF FMR U.K.; VICE PRESIDENT OF
                      FMR.



JAY FREEDMAN          CLERK OF FMR U.K., FMR FAR EAST, FMR CORP. AND
                      STRATEGIC ADVISERS, INC.; ASSISTANT CLERK OF FMR;
                      SECRETARY OF FIMM; ASSOCIATE GENERAL COUNSEL FMR
                      CORP.



SARAH H. ZENOBLE      SENIOR VICE PRESIDENT AND DIRECTOR OF OPERATIONS AND
                      COMPLIANCE.




(3) FIDELITY MANAGEMENT & RESEARCH (Far East) INC. (FMR Far East) Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105,
Japan

 FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

EDWARD C. JOHNSON 3D  CHAIRMAN OF THE BOARD AND DIRECTOR OF FMR FAR
                      EAST, FMR, FMR CORP., FIMM, AND FMR U.K.;
                      CHAIRMAN OF THE EXECUTIVE COMMITTEE OF FMR;
                      PRESIDENT AND CHIEF EXECUTIVE OFFICER OF FMR
                      CORP.; DIRECTOR OF FIDELITY INVESTMENTS JAPAN LIMITED (FIJ); PRESIDENT AND TRUSTEE OF FUNDS ADVISED BY FMR.



ROBERT C. POZEN       PRESIDENT AND DIRECTOR OF FMR; SENIOR VICE
                      PRESIDENT AND TRUSTEE OF FUNDS ADVISED BY FMR;
                      PRESIDENT AND DIRECTOR OF FIMM, FMR U.K., AND
                      FMR FAR EAST; PREVIOUSLY, GENERAL COUNSEL,
                      MANAGING DIRECTOR, AND SENIOR VICE PRESIDENT OF
                      FMR CORP.



ROBERT H. AULD        SENIOR VICE PRESIDENT OF FMR FAR EAST.



BRIAN CLANCY          TREASURER OF FMR FAR EAST, FMR U.K., FMR,
                      AND FIMM AND VICE PRESIDENT OF FMR.



JAY FREEDMAN          CLERK OF FMR FAR EAST, FMR U.K., FMR CORP.
                      AND STRATEGIC ADVISERS, INC.; ASSISTANT CLERK OF
                      FMR; SECRETARY OF FIMM; ASSOCIATE GENERAL
                      COUNSEL FMR CORP.



STEPHEN G. MANNING    ASSISTANT TREASURER OF FMR FAR EAST, FMR,
                      FMR U.K., AND FIMM; VICE PRESIDENT AND
                      TREASURER OF FMR CORP.; TREASURER OF STRATEGIC
                      ADVISERS, INC.



BILLY WILDER          VICE PRESIDENT OF FMR FAR EAST; PRESIDENT AND
                      REPRESENTATIVE DIRECTOR OF FIDELITY INVESTMENTS
                      JAPAN LIMITED.







Item 27. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(B)

NAME AND PRINCIPAL    POSITIONS AND OFFICES     POSITIONS AND OFFICES

BUSINESS ADDRESS*     WITH UNDERWRITER          WITH FUND

EDWARD C. JOHNSON 3D  DIRECTOR                  TRUSTEE AND PRESIDENT

MICHAEL MLINAC        DIRECTOR                  NONE

JAMES CURVEY          DIRECTOR                  NONE

MARTHA B. WILLIS      PRESIDENT                 NONE

ERIC D. ROITER        SENIOR VICE PRESIDENT     SECRETARY

CARON KETCHUM         TREASURER AND CONTROLLER  NONE

GARY GREENSTEIN       ASSISTANT TREASURER       NONE

JAY FREEDMAN          ASSISTANT CLERK           NONE

LINDA HOLLAND         COMPLIANCE OFFICER        NONE

* 82 Devonshire Street, Boston, MA

 (c) Not applicable.

Item 28. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Company Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodian: The Chase Manhattan Bank, 1Chase Manhattan Plaza, New York, NY or Brown Brothers Harriman & Co., 40 Water Street, Boston, MA.

Item 29. Management Services
  Not applicable.

Item 30. Undertakings
  Not applicable.